UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05162

Exact name of registrant as specified in charter: Delaware VIP® Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Cash Reserve Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	15

> Other Series information	16

> Board of trustees/directors and officers addendum	17

Investments in Delaware VIP® Cash Reserve Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Cash Reserve Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, the Delaware VIP Cash Reserve Series Standard Class shares returned +0.10%, while Service Class shares returned +0.10% (both with distributions reinvested). By comparison, the U.S. Consumer Price Index increased 1.50% for the same period (source: Bureau of Labor Statistics).

     During the first few months of 2010, Treasury rates were volatile as a decline in intermediate rates was equally offset by a move to higher rates after sovereign-related risk fears appeared to have eased and Treasury auctions went poorly. The 3-month T-bill /10-year T-note curve flattened to 3.68% at the end of March. One-month London interbank offered rate (Libor) rates rose slightly and stayed at low levels throughout the first three months of the year as the short-term markets generally experienced more normal conditions. (Source: Bloomberg.)

     Yields trended sharply lower during the second and third quarters of 2010, with intermediate and long Treasurys leading the move to lower yields. Rate volatility continued to be high, but with markets anticipating low inflation and below-average economic growth, the trend to a “flight to quality” overwhelmed value considerations.

     Overall, these economic factors, along with an outlook for further quantitative easing by the Federal Reserve, led to historically low Treasury rates by the end of September with 2-year Treasury note yields trading near all-time lows. The 2-year/10-year Treasury curve flattened by 24 basis points, to 2.09%, as the markets favored intermediate maturities.

     As the year drew to a close, the investment environment was less welcoming for fixed income investments than it was for equities. The significant injections of stimulus during the fourth quarter seemingly raised not only growth expectations among investors, but also inflation expectations. As a result, Treasury yields rose markedly as the year wound down.

     We believe that global risk concerns along with continuing economic headwinds seem likely to result in short-term rates staying low through 2011. With short-term rates relatively steady at very low levels, the shape of the yield curve should be driven by the balance between the flight-to-quality demand for longer-term Treasury notes in a high-risk/low-inflation environment and the continuing need for large Treasury issuance to fund historic deficits.

Cash Reserve Series-1

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Cash Reserve Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+0.10%	+0.82%	+2.33%	+2.09%	+3.85%
Service Class shares (commenced operations on May 1, 2000)	+0.10%	+1.35%	+2.54%	+2.10%	+2.34%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.19%, while total operating expenses for Standard Class and Service Class shares were 0.75% and 1.05%, respectively. The management fee for Standard Class and Service Class shares was 0.45%.

Delaware Management Company (DMC), the Series’ investment manager, has voluntarily agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 fees and certain other expenses) from exceeding 0.19% of the Series’ average daily net assets from March 5, 2010, until such time as the waiver is discontinued. Please see the most recent prospectuses and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011. In addition, Delaware Distributors, L.P. has voluntarily agreed to waive distribution and service fees of the Service Class shares from exceeding 0.00% of average daily net assets.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in them.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Cash Reserve Series-2

Delaware VIP® Cash Reserve Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
– – U.S. Consumer Price Index	$10,000	$12,598
–– Delaware VIP Cash Reserve Series (Standard Class shares)	$10,000	$12,301

The chart shows a $10,000 investment in the Delaware VIP Cash Reserve Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the U.S. Consumer Price Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The U.S. Consumer Price Index is a measure of inflation that is calculated by the U.S. Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Cash Reserve Series-3

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,000.60	0.20%	$1.01
Service Class	1,000.00	1,000.60	0.20%	1.01
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,024.20	0.20%	$1.02
Service Class	1,000.00	1,024.20	0.20%	1.02

Effective March 5, 2010, DMC voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)), does not exceed 0.19% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. Prior to March 5, 2010, the limitation had been reduced two times. Please see Note 2 in “Notes to Financial Statements”. The Series’ expense analysis would be as follows if the 0.19% limitation was in effect for the entire period:

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,000.60	0.19%	$0.96
Service Class	1,000.00	1,000.60	0.19%	0.96
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,024.25	0.19%	$0.97
Service Class	1,000.00	1,024.25	0.19%	0.97

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Cash Reserve Series-4

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Sector Allocation
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Agency Obligations	1.67%
Certificates of Deposit	14.37%
Commercial Paper	59.34%
Colleges & Universities	20.38%
Financial Services	9.36%
Industrial	8.35%
Mortgage Bankers & Brokers	21.25%
Corporate Bonds	7.58%
Municipal Bonds	17.09%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

Cash Reserve Series-5

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Statement of Net Assets
December 31, 2010

	Principal
	Amount	Value
AGENCY OBLIGATIONS–1.67%
Federal Home Loan Bank 0.40% 11/18/11	$250,000	$250,000
Total Agency Obligations
(cost $250,000)		250,000

CERTIFICATES OF DEPOSIT–14.37%
Bank of Montreal Chicago 0.22% 1/3/11	500,000	500,000
•Barclays Bank 0.408% 2/1/11	250,000	250,000
Credit Suisse New York 0.25% 1/20/11	250,000	250,000
Deutsche Bank New York 0.25% 1/20/11	250,000	250,000
Nordea Bank New York 0.22% 1/4/11	400,000	400,000
Toronto Dominion Bank New York
0.23% 1/18/11	250,000	250,000
• 0.311% 5/19/11	250,000	250,000
Total Certificates of Deposit
(cost $2,150,000)		2,150,000

COMMERCIAL PAPER–59.34%
Colleges & Universities–20.38%
≠Brown University
0.26% 1/12/11	250,000	249,980
0.27% 2/3/11	250,000	249,938
≠Cornell University
0.27% 4/7/11	250,000	249,820
0.29% 2/3/11	250,000	249,934
≠Dartmouth College 0.29% 2/3/11	250,000	249,934
Emory University
0.30% 3/9/11	250,000	250,000
0.32% 2/3/11	250,000	250,000
≠Leland Stanford Junior University
0.23% 1/21/11	250,000	249,968
≠University of Chicago
0.26% 1/12/11	250,000	249,980
0.27% 2/16/11	250,000	249,914
≠Vanderbilt University 0.401% 1/11/11	300,000	299,966
≠Yale University 0.25% 1/31/11	250,000	249,948
		3,049,382
Financial Services–9.36%
Abbey National North America
≠ 0.20% 1/7/11	250,000	249,992
0.25% 1/13/11	400,000	400,000
≠Credit Agricole Cheuvreux North America
0.225% 1/7/11	250,000	249,991
≠Societe Generale North America 0.11% 1/3/11	500,000	499,996
		1,399,979
Industrial–8.35%
≠Archer Daniels Midland 0.26% 1/18/11	250,000	249,969
≠Cargill Global Fund 0.27% 1/7/11	250,000	249,989
≠General Electric Capital 0.25% 2/17/11	500,000	499,837
≠Northwest Natural Gas 0.26% 1/10/11	250,000	249,984
		1,249,779
Mortgage Bankers & Brokers–21.25%
≠Bank of Nova Scotia/New York 0.08% 1/3/11	430,000	429,998
≠BNP Paribas Finance Canada 0.41% 1/3/11	600,000	599,992
≠Credit Suisse New York 0.23% 1/3/11	250,000	249,997
≠Danske
≥ 0.27% 1/18/11	250,000	249,968
0.32% 3/15/11	250,000	249,838
≠European Investment Bank 0.23% 1/24/11	250,000	249,963
≠HSBC USA 0.24% 1/3/11	250,000	249,997
≠National Australian Funding 0.466% 1/3/11	250,000	249,994
≠Nordea North America 0.29% 3/17/11	250,000	249,849
≥≠Skandinaviska Enskilda Banken 0.30% 2/8/11	400,000	399,873
		3,179,469
Total Commercial Paper
(cost $8,878,609)		8,878,609

CORPORATE BONDS–7.58%
Banking–7.58%
Bank of America 7.40% 1/15/11	50,000	50,124
Eksportfinans 5.125% 10/26/11	100,000	103,841
Goldman Sachs Group 6.875% 1/15/11	250,000	250,604
JPMorgan Chase 6.75% 2/1/11	250,000	251,191
National City Bank 6.25% 3/15/11	100,000	101,055
•Rabobank Nederland 0.352% 9/13/11	250,000	250,000
Wells Fargo
4.875% 1/12/11	50,000	50,062
6.375% 8/1/11	75,000	77,284
Total Corporate Bonds
(cost $1,134,161)		1,134,161

MUNICIPAL BONDS–17.09%
California State Revenue Anticipation Notes
Series A-2 3.00% 6/28/11	250,000	251,507
Catholic Health Initiatives
0.28% 2/8/11	250,000	250,000
0.30% 2/8/11	250,000	250,000
Connecticut Health & Education
(Yale University) 0.28% 1/11/11	250,000	250,000
•Delaware River Port Authority, Pennsylvania
& New Jersey Revenue Refunding
Series C 0.32% 1/1/26	250,000	250,000
•Hanover County, Virginia Economic Development
Authority Revenue (Bon Secours Health)
Series D-2 0.31% 11/1/25
(LOC - Bank of America N.A.)	250,000	250,000
•Harrisonburg, Virginia Redevelopment &
Housing Authority Multi-Family Housing
Revenue Refunding (Amberton Apartments)
Series A 0.45% 5/1/26
(LOC - Bank of America N.A.)	205,000	205,000
Los Angeles, California Water & Power
0.28% 3/1/11	250,000	250,000
Massachusetts Health & Education Facilities
Authority (Harvard University) 0.23% 1/11/11	500,000	500,000
•Nassau County, New York Health Care Revenue
Series C2 0.32% 8/1/29	100,000	100,000
Total Municipal Bonds
(cost $2,556,507)		2,556,507

Cash Reserve Series-6

Delaware VIP® Cash Reserve Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.05% (cost $14,969,277)©	$14,969,277
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(6,890)
NET ASSETS APPLICABLE TO 14,961,309 SHARES OUTSTANDING–100.00%	$14,962,387
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES
STANDARD CLASS ($14,961,341 / 14,960,262 Shares)	$1.00
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS ($1,046 / 1,047 Shares)	$1.00
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$14,962,119
Undistributed net investment income	268
Total net assets	$14,962,387

____________________

≠	The rate shown is the effective yield at the time of purchase.
≥
Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2010, the aggregate amount of these securities equaled $649,841, which represented 4.34% of the Series’ net assets. See Note 7 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
©	Also the cost for federal income tax purposes.

LOC – Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

Cash Reserve Series-7

Delaware VIP® Trust —
Delaware VIP Cash Reserve Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Interest	$52,248

EXPENSES:
Management fees	75,243
Audit and tax	11,790
Dividend disbursing and transfer agent fees and expenses	9,655
Reports and statements to shareholders	7,936
Accounting and administration expenses	6,624
Custodian fees	3,909
Legal fees	2,012
Pricing fees	1,863
Trustees’ fees	959
Insurance fees	821
Dues and services	376
Consulting fees	235
Registration fees	231
Trustees’ expenses	64
Distribution expenses – Service Class	3
121,721
Less fees waived	(85,636)
Less waived distribution expenses – Service Class	(3)
Less expense paid indirectly	(1)
Total operating expenses	36,081

NET INVESTMENT INCOME	16,167

NET REALIZED GAIN ON INVESTMENTS	206

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$16,373

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE IN NET ASSETS FROM
OPERATIONS:
Net investment income	$16,167	$44,726
Net realized gain on investments	206	75
Net increase in net assets resulting
from operations	16,373	44,801

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(16,166)	(44,774)
Service Class	(1)	(3)
	(16,167)	(44,777)

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
Proceeds from shares sold:
Standard Class	1,662,220	6,828,473
Service Class	3	–
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	16,166	47,641
Service Class	1	4
	1,678,390	6,876,118
Cost of shares repurchased:
Standard Class	(4,595,443)	(6,359,904)
Increase (decrease) in net assets derived from
capital share transactions	(2,917,053)	516,214

NET INCREASE (DECREASE)
IN NET ASSETS	(2,916,847)	516,238

NET ASSETS:
Beginning of year	17,879,234	17,362,996
End of year (including undistributed
net investment income of $268
and $268, respectively)	$14,962,387	$17,879,234

See accompanying notes, which are an integral part of the financial statements.

Cash Reserve Series-8

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.001	0.003	0.021	0.047	0.044
Total from investment operations	0.001	0.003	0.021	0.047	0.044

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)	(0.021)	(0.047)	(0.044)
Total dividends and distributions	(0.001)	(0.003)	(0.021)	(0.047)	(0.044)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Total return1	0.10%	0.26%	2.12%	4.76%	4.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,961	$17,878	$17,362	$20,426	$20,971
Ratio of expenses to average net assets	0.22%	0.47%	0.72%	0.64%	0.67%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.73%	0.75%	0.72%	0.64%	0.67%
Ratio of net investment income to average net assets	0.10%	0.26%	2.14%	4.66%	4.39%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	(0.41% )	(0.02% )	2.14%	4.66%	4.39%
____________________

1Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Cash Reserve Series-9

Delaware VIP® Cash Reserve Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.001	0.003	0.019	0.044	0.041
Total from investment operations	0.001	0.003	0.019	0.044	0.041

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)	(0.019)	(0.044)	(0.041)
Total dividends and distributions	(0.001)	(0.003)	(0.019)	(0.044)	(0.041)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Total return1	0.10%	0.25%	1.89%	4.50%	4.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$1	$1	$6	$6
Ratio of expenses to average net assets	0.22%	0.50%	0.97%	0.89%	0.92%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.03%	1.05%	1.02%	0.94%	0.97%
Ratio of net investment income to average net assets	0.10%	0.23%	1.89%	4.41%	4.14%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	(0.71% )	(0.32% )	1.84%	4.36%	4.09%
____________________

1Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Cash Reserve Series-10

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Cash Reserve Series-11

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC had voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)), did not exceed 0.39% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because it is voluntary. Beginning January 19, 2010, DMC voluntarily reduced the limitation two times, as shown in the chart below.

Voluntary	Effective
Limitation	Date
0.29%	1/19/10
0.19%	3/5/10

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $835 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. In addition, DDLP has voluntarily agreed to waive distribution and service fees in order to prevent distribution and service fees of the Service Class shares from exceeding 0.00% of average daily net assets. This voluntary expense waiver may be discontinued at any time because it is voluntary. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had receivables due from or liabilities payable to affiliates as follows:

	Dividend Disbursing,	Other
Receivable	Transfer Agent and Fund	Expenses
From DMC	Accounting Oversight	Payable
Under Expense	Fees and Other Expenses	to DMC
Limitation Agreement	Payable to DSC	and Affiliates*
$889	$160	$94
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $210 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cash Reserve Series-12

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

3. Investments
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

Level 2
Agency Securities	$250,000
Corporate Debt	1,134,161
Municipal Bonds	2,556,507
Short-Term	11,028,609
Total	$14,969,277

There were no Level 1 or Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$16,167	$44,777

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$14,962,119
Undistributed ordinary income	268
Net assets	$14,962,387

Cash Reserve Series-13

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to expiration of capital loss carryforward. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2010, the Series recorded the following reclassifications:

Accumulated
Net Realized	Paid-in
Loss	Capital
$52,270	$(52,270)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $206 was utilized and $52,270 expired in 2010.

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

7. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2010, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Statement of Net Assets.

8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

10. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income
Distributions
(Tax Basis)
100%
____________________

(A) is based on a percentage of the Series’ total distributions.

Cash Reserve Series-14

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Cash Reserve Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Cash Reserve Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Cash Reserve Series-15

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Cash Reserve Series-16

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Cash Reserve Series-17

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Cash Reserve Series-18

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPCAS [12/10] DG3 16159 (2/11) (6908)	Cash Reserve Series-19

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security types	5

> Statement of net assets	6

> Statement of operations	24

> Statements of changes in net assets	24

> Financial highlights	25

> Notes to financial statements	27

> Report of independent registered public accounting firm	37

> Other Series information	38

> Board of trustees/directors and officers addendum	39

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP Diversified Income Series Standard Class shares returned +8.06%, and Service Class shares returned +7.87% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Barclays Capital U.S. Aggregate Index, returned +6.54%.

     When the Series’ fiscal year began in January 2010, financial markets were bolstered by a broad-based sense of optimism about the U.S. economy: Annualized gross domestic product expansion of 5.0% during the fourth quarter of 2009 represented the fastest quarterly growth since early 2006 (source: U.S. Commerce Department).

     As the Series’ fiscal year progressed, however, indications began to mount that the U.S. economic environment was slowing once again:
  Unemployment in the United States remained stubbornly high, hovering between 9.5% and 10% during the Series’ fiscal year.

  The rate of GDP expansion decreased rather rapidly during the first half of 2010 before remaining relatively stagnant during the third quarter.

  Investors focused their attention on the high levels of sovereign debt across the developed world (Greece, in particular), fearing that reductions in government spending could exacerbate declining economic growth.

  The U.S. housing market continued to struggle.
     Source: Bloomberg

     Despite these considerable economic headwinds, the Series’ fiscal year was largely favorable for the U.S. fixed income market, as accommodative monetary policy from the Federal Reserve, combined with still considerable value within many areas of the corporate bond market and a strong demand for yield in light of low interest rates, seemed to bode well for fixed income investors.

     The Series’ commitment to seeking broad diversification is designed to allow us the flexibility to shift its holdings across many fixed income asset classes based on where we believe the best opportunities may lie. On a risk-reward basis, we found the most attractive parts of the market to be in the higher-beta, or riskier, asset classes, and attempted to position the Series’ portfolio to benefit from such a dynamic. This positioning was generally the main driver of the Series’ outperformance for the fiscal year.

     For example, we slightly increased the Series’ allocation to both international and emerging market bonds during the course of the fiscal year, which contributed to relative returns. The Series’ relatively hefty position in corporate bonds, both investment grade and high yield, also notably contributed to Series’ returns during the fiscal year. Among investment grade U.S. corporates, we emphasized positions in BBB and A-rated bonds (as rated by a nationally recognized statistical rating organization). Although these medium-grade bonds experienced down periods when many investors moved toward higher-quality bonds, they generally proved helpful when measured across the entire fiscal year.

     The Series’ position in the high yield sector, which is not represented in the Series’ benchmark index, also contributed to performance on an absolute basis as high yield bonds experienced a strong rally during the fiscal year. Series returns within the category were moderated, however, by an emphasis on higher-quality bonds within the high yield sector.

     In general, we pursued the aforementioned asset classes (international, investment grade and high yield corporate bonds) at the expense of U.S. government securities (both Treasurys and agencies). Our decision to underweight allocations to this area aided performance through the fiscal year on the whole, though it detracted from returns at limited times, such as during the global flight to quality that coincided with the euro-zone debt crisis that began in April 2010 and peaked in July.

     During times of continuing economic uncertainty, such as what we’re experiencing at the end of the fiscal year, we believe that managing the Series in a way that seeks to combine strong research ideas with a modestly defensive bias seems most appropriate.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 16, 2003)	+8.06%	+9.41%	+8.75%	n/a	+7.43%
Service Class shares (commenced operations on May 16, 2003)	+7.87%	+9.12%	+8.46%	n/a	+7.14%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.98%, while total operating expenses for Standard Class and Service Class shares were 0.73% and 1.03%, respectively. The management fee for Standard Class and Service Class shares was 0.62%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Diversified Income Series-2

Delaware VIP® Diversified Income Series
Performance summary (continued)

For period beginning May 16, 2003 (Series’ inception), through Dec. 31, 2010		Starting value	Ending value
––	Delaware VIP Diversified Income Series (Standard Class shares)	$10,000	$17,276
– –	Barclays Capital U.S. Aggregate Index	$10,000	$14,218

The chart shows a $10,000 investment in the Delaware VIP Diversified Income Series Standard Class shares for the period from May 16, 2003, through Dec. 31, 2010.

The chart also shows $10,000 invested in the Barclays Capital U.S. Aggregate Index for the period from May 16, 2003, through Dec. 31, 2010. The Barclays Capital U.S. Aggregate Index is a broad composite of more than 8,000 securities that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,035.80	0.70%	$3.59
Service Class	1,000.00	1,035.10	0.95%	4.87
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.68	0.70%	$3.57
Service Class	1,000.00	1,020.42	0.95%	4.84

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Types
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security types	of Net Assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.47%
Agency Mortgage-Backed Securities	11.47%
Commercial Mortgage-Backed Securities	4.92%
Convertible Bonds	2.08%
Corporate Bonds	49.02%
Banking	4.82%
Basic Industry	3.64%
Brokerage	1.80%
Capital Goods	1.74%
Communications	8.25%
Consumer Cyclical	2.93%
Consumer Non-Cyclical	7.42%
Electric	4.44%
Energy	7.37%
Finance Companies	3.01%
Industrials	0.07%
Insurance	1.23%
Natural Gas	0.17%
Real Estate	0.85%
Technology	0.48%
Transportation	0.80%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	2.03%
Non-Agency Collateralized Mortgage Obligations	1.10%
Regional Bonds	2.63%
Senior Secured Loans	6.00%
Sovereign Debt	9.53%
Supranational Banks	1.10%
U.S. Treasury Obligations	2.52%
Common Stock	0.00%
Convertible Preferred Stock	0.06%
Preferred Stock	0.15%
Warrant	0.00%
Short-Term Investments	12.61%
Securities Lending Collateral	4.99%
Total Value of Securities	112.81%
Obligation to Return Securities Lending Collateral	(5.09%)
Liabilities Net of Receivables and Other Assets	(7.72%)
Total Net Assets	100.00%

Diversified Income Series-5

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
December 31, 2010

	Principal		Value
	Amount°		(U.S. $)
•AGENCY ASSET-BACKED
SECURITIES–0.02%
Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	275,098	$272,372
Fannie Mae Whole Loan Series
2002-W11 AV1 0.601% 11/25/32		5,099	4,910
Total Agency Asset-Backed
Securities (cost $278,993)			277,282

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–2.47%
Fannie Mae Grantor Trust
• Series 1999-T2 A1 7.50% 1/19/39		1,052	1,202
Series 2001-T8 A2 9.50% 7/25/41		9,733	11,241
Series 2002-T4 A3 7.50% 12/25/41		21,281	24,047
Series 2004-T1 1A2 6.50% 1/25/44		24,126	26,711
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		87,526	97,855
Series 2001-50 BA 7.00% 10/25/41		120,282	134,462
Series 2002-90 A1 6.50% 6/25/42		12,399	14,243
Series 2002-90 A2 6.50% 11/25/42		40,190	46,169
Series 2003-26 AT 5.00% 11/25/32		4,090,000	4,343,398
Series 2003-38 MP 5.50% 5/25/23		2,100,000	2,298,503
Series 2003-122 AJ 4.50% 2/25/28		59,517	61,633
Series 2005-110 MB 5.50% 9/25/35		430,496	471,862
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,450,945
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,690,378
Series 2010-96 DC 4.00% 9/25/25		3,200,000	3,140,188
Fannie Mae Whole Loan
• Series 2002-W6 2A1 6.836% 6/25/42		35,980	40,320
Series 2004-W9 2A1 6.50% 2/25/44		6,675	7,578
Series 2004-W11 1A2 6.50% 5/25/44		69,892	79,590
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		80,089	90,029
Series 2326 ZQ 6.50% 6/15/31		84,352	94,188
Series 2557 WE 5.00% 1/15/18		1,365,000	1,479,958
Series 2622 PE 4.50% 5/15/18		3,510,000	3,772,234
Series 2662 MA 4.50% 10/15/31		113,786	118,191
Series 2687 PG 5.50% 3/15/32		1,146,441	1,233,141
Series 2694 QG 4.50% 1/15/29		928,461	948,176
Series 2762 LG 5.00% 9/15/32		3,895,000	4,157,457
Series 2809 DC 4.50% 6/15/19		1,000,000	1,074,251
Series 2872 GC 5.00% 11/15/29		625,000	652,302
Series 2890 PC 5.00% 7/15/30		1,520,000	1,589,509
Series 3022 MB 5.00% 12/15/28		121,204	124,576
Series 3128 BC 5.00% 10/15/27		3,895,000	3,965,018
Series 3131 MC 5.50% 4/15/33		930,000	1,016,764
Series 3337 PB 5.50% 7/15/30		1,015,000	1,049,582
Series 3656 PM 5.00% 4/15/40		2,540,000	2,646,651
wFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		21,733	24,959
Series T-58 2A 6.50% 9/25/43		8,683	9,972
GNMA Series 2010-113 KE
4.50% 9/20/40		4,070,000	4,087,648
NCUA Guaranteed Notes Series
2010-C1 A2 2.90% 10/29/20		1,400,000	1,361,188
Total Agency Collateralized
Mortgage Obligations
(cost $42,592,688)			43,436,119

AGENCY MORTGAGE-BACKED
SECURITIES–11.47%
Fannie Mae
5.50% 1/1/13		37,374	38,592
6.50% 8/1/17		25,731	28,043
•Fannie Mae ARM
2.402% 10/1/33		37,277	38,790
4.979% 8/1/35		174,520	185,553
5.131% 11/1/35		512,881	543,470
5.461% 6/1/37		11,112	11,783
5.915% 8/1/37		712,149	764,833
Fannie Mae Relocation 15 yr
4.00% 9/1/20		418,296	424,674
Fannie Mae Relocation 30 yr
5.00% 11/1/33		18,804	19,594
5.00% 8/1/34		28,043	29,222
5.00% 11/1/34		38,749	40,378
5.00% 4/1/35		105,812	110,259
5.00% 10/1/35		186,659	194,504
5.00% 1/1/36		239,135	249,185
Fannie Mae S.F. 15 yr
5.00% 5/1/21		469,751	502,414
6.00% 12/1/22		2,132,376	2,326,623
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/26		4,600,569	4,755,839
4.00% 8/1/26		6,172,233	6,380,547
4.00% 11/1/26		6,306,469	6,519,313
4.50% 1/1/26		1,000,000	1,048,281
5.50% 1/1/26		13,690,000	14,716,749
Fannie Mae S.F. 20 yr
5.00% 8/1/28		2,070,805	2,179,188
5.50% 8/1/28		2,146,073	2,301,177
Fannie Mae S.F. 30 yr
4.50% 3/1/39		969,514	996,082
5.00% 9/1/35		495,470	523,106
5.00% 12/1/36		4,429,056	4,676,092
5.00% 12/1/37		553,990	582,985
5.00% 1/1/38		1,008,368	1,061,145
5.00% 2/1/38		408,682	429,985
5.00% 7/1/40		11,752,153	12,363,573
6.50% 2/1/36		1,040,671	1,166,244
6.50% 3/1/36		1,056,409	1,183,881
7.50% 3/1/32		728	836
7.50% 4/1/32		2,251	2,586

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/41	USD	16,700,000	$16,611,289
5.00% 1/1/41		20,815,000	21,881,768
5.50% 1/1/41		33,330,000	35,657,900
6.00% 1/1/41		40,750,000	44,290,155
•Freddie Mac ARM
2.618% 12/1/33		50,729	52,732
3.144% 4/1/34		3,540	3,717
5.678% 7/1/36		257,546	269,571
5.725% 8/1/37		10,819	11,476
5.773% 6/1/37		701,514	743,328
6.024% 10/1/37		391,716	420,795
6.056% 10/1/37		18,244	19,595
6.31% 2/1/37		561,446	595,271
Freddie Mac Relocation 30 yr
5.00% 9/1/33		43,110	44,917
Freddie Mac S.F. 15 yr
4.50% 5/1/20		1,067,892	1,127,294
5.00% 6/1/18		357,793	381,156
Freddie Mac S.F. 30 yr
4.50% 10/1/35		873,029	900,091
6.00% 2/1/36		1,734,943	1,885,544
6.50% 8/1/38		472,066	523,617
Freddie Mac S.F. 30 yr TBA
6.50% 1/1/41		8,700,000	9,643,411
GNMA I S.F. 30 yr 7.00% 12/15/34		359,739	404,839
Total Agency Mortgage-Backed
Securities (cost $200,547,815)			201,863,992

COMMERCIAL MORTGAGE-
BACKED SECURITIES–4.92%
#American Tower Trust Series 2007-1A
AFX 144A 5.42% 4/15/37		1,890,000	2,043,576
Bear Stearns Commercial
Mortgage Securities
• Series 2005-PW10 A4
5.405% 12/11/40		2,999,000	3,204,182
• Series 2005-T20 A4A
5.144% 10/12/42		4,870,000	5,242,022
• Series 2006-PW12 A4
5.722% 9/11/38		1,185,000	1,292,911
Series 2006-PW14 A4
5.201% 12/11/38		3,360,000	3,549,095
Series 2007-PW15 A4
5.331% 2/11/44		2,085,000	2,140,860
BOA Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38		368,451	373,787
• Series 2004-3 A5 5.413% 6/10/39		1,310,000	1,400,291
• Series 2005-1 A5 5.156% 11/10/42		4,615,000	4,973,244
• Series 2005-6 A4 5.195% 9/10/47		1,200,000	1,288,870
• Series 2006-2 A4 5.74% 5/10/45		1,765,000	1,932,256
Series 2006-4 A4 5.634% 7/10/46		3,465,000	3,717,768
•Citigroup Commercial Mortgage Trust
Series 2004-C1 A4 5.375% 4/15/40		1,470,000	1,578,505
•Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2005-CD1 A4
5.222% 7/15/44		1,350,000	1,452,888
wCommercial Mortgage Pass
Through Certificates
• Series 2005-C6 A5A 5.116% 6/10/44		2,490,000	2,664,750
Series 2006-C7 A2 5.69% 6/10/46		219,701	221,020
# Series 2010-C1 A1 144A
3.156% 7/10/46		1,866,672	1,870,873
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.539% 2/15/39		115,000	122,421
#FDIC Structured Sale Guaranteed
Notes Series 2010-C1 A 144A
2.98% 12/6/20		2,055,000	2,064,802
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6 5.396% 8/10/38		2,265,000	2,432,889
Series 2005-GG4 A4 4.761% 7/10/39		2,070,000	2,134,839
Series 2005-GG4 A4A
4.751% 7/10/39		6,525,000	6,880,942
• Series 2006-GG6 A4 5.553% 4/10/38		4,200,000	4,511,375
# Series 2010-C1 A2 144A
4.592% 8/10/43		2,370,000	2,392,871
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7
5.317% 6/10/36		770,000	830,519
Series 2005-GG5 A5
5.224% 4/10/37		5,010,000	5,316,387
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		605,000	632,164
Series 2002-C2 A2 5.05% 12/12/34		345,000	363,403
Series 2003-C1 A2 4.985% 1/12/37		788,000	830,454
• Series 2005-LDP3 A4A
4.936% 8/15/42		880,000	932,570
• Series 2005-LDP4 A4
4.918% 10/15/42		940,000	995,756
• Series 2005-LDP5 A4
5.203% 12/15/44		2,685,000	2,890,574
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		107,760	112,480
Series 2004-C1 A4 4.568% 1/15/31		2,710,000	2,829,527
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38		1,175,285	1,197,439
• Series 2005-CKI1 A6
5.241% 11/12/37		900,000	968,755
Merrill Lynch/Countrywide
Commercial Mortgage Trust Series
2007-5 A1 4.275% 8/12/48		21,421	21,460
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		1,200,000	1,285,358
Series 2007-T27 A4 5.648% 6/11/42		5,430,000	5,896,740

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
•#Morgan Stanley Dean Witter Capital I
Series 2001-TOP1 E 144A
7.283% 2/15/33	USD	100,000	$98,746
#OBP Depositor Trust Series 2010-OBP
A 144A 4.646% 7/15/45		1,890,000	1,928,478
Total Commercial Mortgage-Backed
Securities (cost $78,566,131)			86,617,847

CONVERTIBLE BONDS–2.08%
AAR 1.75% exercise price $29.43,
expiration date 2/1/26		1,014,000	1,112,865
*Advanced Micro Devices 6.00% exercise
price $28.08, expiration date 5/1/15		976,000	988,200
Alaska Communications System
Group 5.75% exercise price $12.90,
expiration date 3/1/13		886,000	938,053
Alcatel-Lucent USA 2.875% exercise
price $15.35, expiration date 6/15/25		1,185,000	1,124,269
Alere 3.00% exercise price $43.98,
expiration date 5/15/16		834,000	887,168
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13		1,220,000	1,226,100
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/15/27		859,000	945,974
Bristow Group 3.00% exercise price
$77.34, expiration date 6/15/38		504,000	507,780
Chesapeake Energy 2.25%
exercise price $85.89,
expiration date 12/15/38		1,721,000	1,348,834
#Clearwire Communications 144A
8.25% exercise price $7.08,
expiration date 12/1/40		487,000	496,740
#Digital Realty Trust 144A
5.50% exercise price $42.49,
expiration date 4/15/29		325,000	436,313
Euronet Worldwide 3.50%
exercise price $40.48,
expiration date 10/15/25		660,000	655,875
#Gaylord Entertainment 144A
3.75% exercise price $27.25,
expiration date 10/1/14		780,000	1,140,750
ΦGeneral Cable 4.50% exercise price
$36.75, expiration date 11/15/29		512,000	611,200
Health Care REIT 4.75% exercise price
$50.00, expiration date 7/15/27		1,391,000	1,545,749
ΦHologic 2.00% exercise price $38.59,
expiration date 12/15/37		2,082,000	1,959,682
Intel 2.95% exercise price $30.75,
expiration date 12/15/35		865,000	866,081
*International Game Technology
3.25% exercise price $19.97,
expiration date 5/1/14		578,000	669,758
*Jefferies Group 3.875% exercise price
$38.72, expiration date 11/1/29		884,000	931,515
*Leap Wireless International
4.50% exercise price $93.21,
expiration date 7/15/14		2,190,000	1,970,999
Level 3 Communications
5.25% exercise price $3.98,
expiration date 12/15/11		292,000	292,730
#Lexington Realty Trust 144A
6.00% exercise price $7.09,
expiration date 1/15/30		950,000	1,163,750
LifePoint Hospitals
3.50% exercise price $51.79,
expiration date 5/15/14		1,164,000	1,180,005
Linear Technology 3.00% exercise price
$44.72, expiration date 5/1/27		1,760,000	1,874,399
Live Nation Entertainment
2.875% exercise price $27.14,
expiration date 7/15/27		1,335,000	1,199,831
Medtronic 1.625% exercise price $54.79,
expiration date 4/15/13		1,098,000	1,110,353
Mirant (Escrow) 2.50% exercise price
$67.95, expiration date 6/15/21		110,000	0
National City 4.00% exercise price
$482.51, expiration date 2/1/11		2,140,000	2,153,374
National Retail Properties
5.125% exercise price $25.42,
expiration date 6/15/28		960,000	1,118,400
NII Holdings 3.125% exercise price
$118.32, expiration date 6/15/12		728,000	717,990
#Owens-Brockway Glass Container
144A 3.00% exercise price $47.47,
expiration date 6/1/15		619,000	625,964
Rayonier TRS Holdings
* 3.75% exercise price $54.81,
expiration date 10/15/12		377,000	418,470
# 144A 4.50% exercise price $50.24,
expiration date 8/15/15		505,000	614,206
SanDisk 1.00% exercise price $82.35,
expiration date 5/15/13		495,000	478,913
SBA Communications 4.00% exercise
price $30.38, expiration date 10/1/14		380,000	566,200
#Sino-Forest 144A 5.00% exercise price
$20.29, expiration date 8/1/13		913,000	1,229,126
*Transocean 1.50% exercise price
$168.61, expiration date 12/15/37		635,000	628,650
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		784,000	882,980
Total Convertible Bonds
(cost $33,462,765)			36,619,246

CORPORATE BONDS–49.02%
Banking–4.82%
AgriBank 9.125% 7/15/19		2,600,000	3,092,456
BB&T
4.90% 6/30/17		525,000	546,763
5.25% 11/1/19		3,767,000	3,908,914

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
BB&T Capital Trust II 6.75% 6/7/36	USD	2,470,000	$2,487,008
•BB&T Capital Trust IV 6.82% 6/12/57		1,600,000	1,584,000
BOA
* 3.70% 9/1/15		695,000	689,728
6.10% 6/15/17		3,705,000	3,875,860
City National 5.25% 9/15/20		2,615,000	2,561,999
@#CoBank ACB 144A 7.875% 4/16/18		2,634,000	2,932,248
#Export-Import Bank of Korea 144A
5.25% 2/10/14		2,435,000	2,589,808
JPMorgan Chase Bank
5.875% 6/13/16		1,520,000	1,664,380
* 6.00% 10/1/17		1,710,000	1,898,293
JPMorgan Chase Capital XXV
6.80% 10/1/37		4,682,000	4,842,639
KeyBank 6.95% 2/1/28		4,255,000	4,341,219
Korea Development Bank
8.00% 1/23/14		3,220,000	3,678,154
#National Agricultural Cooperative
Federation 144A 5.00% 9/30/14		1,304,000	1,372,297
•National City Bank 0.673% 6/7/17		435,000	392,781
*Oesterreichische Kontrollbank
1.75% 10/5/15		2,110,000	2,044,493
PNC Bank 6.875% 4/1/18		4,710,000	5,391,622
PNC Funding
5.125% 2/8/20		1,920,000	2,004,835
5.25% 11/15/15		235,000	251,766
5.625% 2/1/17		1,250,000	1,337,891
•#PNC Preferred Funding Trust II 144A
6.113% 3/29/49		2,500,000	1,863,438
Rabobank Nederlands 2.125% 10/13/15		1,115,000	1,079,533
•#Rabobank Nederlands 144A
11.00% 12/29/49		3,785,000	4,906,507
Silicon Valley Bank
5.70% 6/1/12		2,285,000	2,362,180
6.05% 6/1/17		935,000	949,856
•SunTrust Capital VIII 6.10% 12/15/36		655,000	601,182
SVB Financial Group 5.375% 9/15/20		835,000	804,411
U.S. Bank North America
4.95% 10/30/14		1,755,000	1,914,307
•USB Capital IX 6.189% 4/15/49		5,370,000	4,188,600
Wachovia
5.25% 8/1/14		2,165,000	2,310,841
5.625% 10/15/16		3,830,000	4,171,602
•Wells Fargo Capital XIII
7.70% 12/29/49		5,405,000	5,614,443
Zions Bancorporation 5.65% 5/15/14		655,000	655,226
			84,911,280
Basic Industry–3.64%
AK Steel 7.625% 5/15/20		525,000	528,938
*Alcoa 6.15% 8/15/20		2,442,000	2,512,225
#Algoma Acquisition 144A
9.875% 6/15/15		1,380,000	1,248,900
ArcelorMittal 9.85% 6/1/19		3,625,000	4,588,268
Century Aluminum 8.00% 5/15/14		1,230,950	1,300,191
CF Industries 7.125% 5/1/20		1,165,000	1,278,588
Cliffs Natural Resources
4.80% 10/1/20		1,045,000	1,023,039
* 5.90% 3/15/20		1,295,000	1,366,753
6.25% 10/1/40		2,425,000	2,368,655
#CODELCO 144A 3.75% 11/4/20		1,198,000	1,139,746
Compass Minerals International
8.00% 6/1/19		904,000	989,880
Dow Chemical
4.25% 11/15/20		805,000	774,170
8.55% 5/15/19		6,030,000	7,568,916
duPont (E.I.) deNemours
3.625% 1/15/21		7,755,000	7,513,626
#FMG Resources August 2006 144A
7.00% 11/1/15		1,195,000	1,230,850
#Georgia-Pacific 144A
5.40% 11/1/20		2,455,000	2,431,781
8.25% 5/1/16		455,000	515,856
*Hexion U.S. Finance 8.875% 2/1/18		1,165,000	1,250,919
International Paper 9.375% 5/15/19		7,620,000	9,816,563
#Lyondell Chemical 144A 8.00% 11/1/17		770,000	853,738
#MacDermid 144A 9.50% 4/15/17		1,091,000	1,156,460
*Momentive Performance Materials
11.50% 12/1/16		1,915,000	2,087,350
•Noranda Aluminum Acquisition PIK
5.193% 5/15/15		1,175,692	1,068,410
#PE Paper Escrow 144A 12.00% 8/1/14		270,000	312,838
@=Port Townsend 12.431% 8/27/12		200,788	91,358
Reliance Steel & Aluminum
6.85% 11/15/36		1,881,000	1,747,065
Ryerson
• 7.662% 11/1/14		447,000	417,945
12.00% 11/1/15		1,135,000	1,194,588
Smurfit Kappa Funding 7.75% 4/1/15		945,000	973,350
Steel Dynamics 7.75% 4/15/16		1,465,000	1,549,238
*Teck Resources 9.75% 5/15/14		1,280,000	1,602,944
#Voto-Votorantim Overseas Trading
Operations 144A 6.625% 9/25/19		1,508,000	1,575,860
			64,079,008
Brokerage–1.80%
•Bear Stearns 5.408% 12/7/12	AUD	1,440,000	1,446,865
*#Cemex Finance 144A 9.50% 12/14/16	USD	620,000	642,475
E Trade Financial PIK 12.50% 11/30/17		1,657,000	1,955,260
Goldman Sachs Group
3.70% 8/1/15		695,000	708,885
* 5.375% 3/15/20		8,713,000	9,019,968
Jefferies Group
6.25% 1/15/36		1,390,000	1,248,866
6.45% 6/8/27		3,988,000	3,822,426
JPMorgan Chase
4.40% 7/22/20		1,700,000	1,676,445
• 5.18% 6/21/12	AUD	3,300,000	3,325,950
7.00% 6/28/17	RUB	134,000,000	4,007,948

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Brokerage (continued)
Lazard Group
6.85% 6/15/17	USD	3,216,000	$3,368,699
7.125% 5/15/15		440,000	474,235
			31,698,022
Capital Goods–1.74%
Allied Waste North America
6.875% 6/1/17		5,555,000	6,118,476
7.125% 5/15/16		1,795,000	1,902,571
Anixter 10.00% 3/15/14		426,000	489,900
#Berry Plastics 144A 9.75% 1/15/21		600,000	597,000
Case New Holland 7.75% 9/1/13		1,000,000	1,080,000
Casella Waste Systems
9.75% 2/1/13		1,216,000	1,222,080
11.00% 7/15/14		115,000	127,794
*#Cemex Espana Luxembourg 144A
9.25% 5/12/20		1,059,000	1,045,763
*Graham Packaging
8.25% 1/1/17		365,000	381,425
9.875% 10/15/14		1,043,000	1,084,720
Intertape Polymer 8.50% 8/1/14		690,000	572,700
Jabil Circuit 7.75% 7/15/16		330,000	372,075
L-3 Communications 4.75% 7/15/20		2,120,000	2,086,803
#Meccanica Holdings USA 144A
6.25% 7/15/19		4,210,000	4,458,385
*NXP BV Funding 9.50% 10/15/15		1,395,000	1,496,138
#Plastipak Holdings 144A
10.625% 8/15/19		873,000	985,399
Ply Gem Industries 13.125% 7/15/14		1,750,000	1,868,125
Pregis 12.375% 10/15/13		1,368,000	1,347,480
*RBS Global/Rexnord 11.75% 8/1/16		928,000	999,920
Sanmina-SCI 8.125% 3/1/16		1,429,000	1,450,435
TriMas 9.75% 12/15/17		795,000	874,500
			30,561,689
Communications–8.25%
#Affinion Group 144A 7.875% 12/15/18		1,370,000	1,342,600
America Movil SAB de CV
5.00% 3/30/20		6,834,000	7,137,757
6.125% 3/30/40		830,000	884,348
American Tower 5.05% 9/1/20		2,870,000	2,827,785
*AT&T 6.50% 9/1/37		4,380,000	4,739,121
#AT&T 144A 5.35% 9/1/40		4,400,000	4,152,922
#Charter Communications Operating
144A 10.875% 9/15/14		1,598,000	1,793,755
Cincinnati Bell 7.00% 2/15/15		430,000	428,925
Citizens Communications
6.25% 1/15/13		336,000	356,160
#Clearwire Communications 144A
* 12.00% 12/1/15		1,784,000	1,935,640
12.00% 12/1/15		2,340,000	2,533,050
#Columbus International 144A
11.50% 11/20/14		1,925,000	2,146,375
Comcast 5.875% 2/15/18		2,790,000	3,102,112
#COX Communications 144A
6.25% 6/1/18		2,235,000	2,499,939
*#Cricket Communications 144A
7.75% 10/15/20		1,310,000	1,251,050
Crown Castle International
9.00% 1/15/15		270,000	299,025
#Digicel 144A
8.25% 9/1/17		185,000	190,550
12.00% 4/1/14		1,385,000	1,616,988
#Digicel Group 144A
8.875% 1/15/15		670,000	680,050
10.50% 4/15/18		280,000	309,400
DirecTV Holdings
4.60% 2/15/21		4,390,000	4,341,570
7.625% 5/15/16		6,505,000	7,220,419
DISH DBS 7.875% 9/1/19		870,000	913,500
#Entravision Communications 144A
8.75% 8/1/17		615,000	651,900
Global Crossing 12.00% 9/15/15		1,440,000	1,630,800
GXS Worldwide 9.75% 6/15/15		2,110,000	2,094,175
Hughes Network Systems/Finance
9.50% 4/15/14		1,106,000	1,146,093
Intelsat Jackson Holdings
11.25% 6/15/16		693,000	750,173
#Intelsat Jackson Holdings 144A
7.25% 10/15/20		835,000	847,525
Lamar Media
* 6.625% 8/15/15		829,000	853,870
6.625% 8/15/15		387,000	394,740
Level 3 Financing
9.25% 11/1/14		337,000	336,158
* 10.00% 2/1/18		900,000	868,500
LIN Television 6.50% 5/15/13		245,000	246,225
*MetroPCS Wireless 6.625% 11/15/20		655,000	625,525
#MTS International Funding 144A
8.625% 6/22/20		1,582,000	1,805,378
#NBC Universal 144A
2.875% 4/1/16		4,605,000	4,504,312
4.375% 4/1/21		4,870,000	4,736,479
*Nielsen Finance
11.50% 5/1/16		491,000	569,560
11.625% 2/1/14		562,000	653,325
NII Capital 10.00% 8/15/16		1,400,000	1,557,500
PAETEC Holding
8.875% 6/30/17		698,000	748,605
* 9.50% 7/15/15		1,180,000	1,227,200
Qwest 8.375% 5/1/16		8,095,000	9,633,049
#Rainbow National Services 144A
10.375% 9/1/14		433,000	451,403
Rogers Communications 6.68% 11/4/39	CAD	2,184,000	2,341,301
Shaw Communication 6.75% 11/9/39	CAD	3,509,000	3,495,454
#Sinclair Television Group 144A
9.25% 11/1/17	USD	775,000	842,813
*#Sirius XM Radio 144A
8.75% 4/1/15		1,083,000	1,177,763
9.75% 9/1/15		180,000	202,950

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Sprint Capital 8.75% 3/15/32	USD	1,770,000	$1,796,550
Symantec 4.20% 9/15/20		4,450,000	4,090,360
#Telcordia Technologies 144A
11.00% 5/1/18		530,000	535,300
Telecom Italia Capital
5.25% 10/1/15		7,680,000	7,871,423
6.175% 6/18/14		895,000	952,543
Telefonica Emisiones 6.421% 6/20/16		3,235,000	3,539,925
Telesat Canada
11.00% 11/1/15		1,844,000	2,079,110
12.50% 11/1/17		381,000	450,533
Terremark Worldwide 12.00% 6/15/17		832,000	956,800
Time Warner Cable
4.125% 2/15/21		2,895,000	2,760,330
* 8.25% 4/1/19		3,400,000	4,229,984
#UPC Holding 144A 9.875% 4/15/18		590,000	649,000
Verizon Communications
6.40% 2/15/38		6,480,000	7,192,287
Videotron Ltee 6.375% 12/15/15		32,000	32,880
Virgin Media Finance 8.375% 10/15/19		850,000	932,875
Virgin Media Secured Finance
6.50% 1/15/18		2,910,000	3,077,325
#Vivendi 144A 6.625% 4/4/18		2,910,000	3,245,133
#Wind Acquisition Finance 144A
11.75% 7/15/17		1,445,000	1,636,463
Windstream
7.875% 11/1/17		235,000	248,219
8.125% 8/1/13		455,000	502,775
#XM Satellite Radio 144A
13.00% 8/1/13		1,160,000	1,386,200
			145,261,832
Consumer Cyclical–2.93%
*#Allison Transmission 144A
11.00% 11/1/15		1,580,000	1,730,100
*American Axle & Manufacturing
7.875% 3/1/17		1,020,000	1,049,325
*ArvinMeritor 8.125% 9/15/15		1,990,000	2,091,988
#Beazer Homes USA 144A
9.125% 5/15/19		595,000	566,738
Burlington Coat Factory Investment
Holdings 14.50% 10/15/14		2,415,000	2,553,863
*CKE Restaurants 11.375% 7/15/18		1,130,000	1,257,125
Corrections Corporation of America
7.75% 6/1/17		1,220,000	1,300,825
w#CVS Pass Through Trust 144A
5.773% 1/10/33		955,000	949,998
8.353% 7/10/31		5,450,324	6,509,348
*#Dunkin Finance 144A 9.625% 12/1/18		985,000	999,775
#Equinox Holdings 144A 9.50% 2/1/16		205,000	217,556
*Ford Motor 7.45% 7/16/31		3,025,000	3,255,655
Ford Motor Credit 12.00% 5/15/15		2,260,000	2,845,452
#Hanesbrands 144A 6.375% 12/15/20		1,230,000	1,174,650
*Harrah’s Operating
10.00% 12/15/18		1,202,000	1,102,835
11.25% 6/1/17		805,000	909,650
#Invista 144A 9.25% 5/1/12		23,000	23,460
K Hovnanian Enterprises
6.25% 1/15/15		585,000	450,450
7.50% 5/15/16		910,000	652,925
10.625% 10/15/16		990,000	1,019,700
Macy’s Retail Holdings 5.90% 12/1/16		2,550,000	2,734,875
*#Marina District Finance 144A
9.875% 8/15/18		870,000	861,300
MGM MIRAGE
* 7.50% 6/1/16		318,000	298,920
11.125% 11/15/17		607,000	701,085
* 11.375% 3/1/18		1,075,000	1,171,750
Mobile Mini 6.875% 5/1/15		629,000	641,580
Mohawk Industries 6.875% 1/15/16		621,000	669,128
*Mohegan Tribal Gaming Authority
6.875% 2/15/15		800,000	498,000
NCL 11.75% 11/15/16		275,000	322,094
*New Albertsons 7.25% 5/1/13		294,000	296,205
Norcraft 10.50% 12/15/15		710,000	757,925
Norcraft Holdings 9.75% 9/1/12		622,000	628,998
*OSI Restaurant Partners
10.00% 6/15/15		726,000	758,670
*Pinnacle Entertainment 8.75% 5/15/20		820,000	852,800
@#Pokagon Gaming Authority 144A
10.375% 6/15/14		796,000	833,810
Quiksilver 6.875% 4/15/15		1,990,000	1,955,175
Royal Caribbean Cruises
* 6.875% 12/1/13		15,000	15,975
7.00% 6/15/13		1,130,000	1,200,625
Ryland Group 8.40% 5/15/17		1,088,000	1,210,400
#Sealy Mattress 144A 10.875% 4/15/16		315,000	357,525
#Sears Holdings 144A 6.625% 10/15/18		1,180,000	1,106,250
#Shingle Springs Tribal Gaming
Authority 144A 9.375% 6/15/15		1,126,000	782,570
Standard Pacific 10.75% 9/15/16		1,080,000	1,250,100
Wyndham Worldwide 5.75% 2/1/18		960,000	977,570
			51,544,748
Consumer Non-Cyclical–7.42%
Alere 9.00% 5/15/16		1,167,000	1,207,845
Amgen 3.45% 10/1/20		3,795,000	3,623,398
*Anheuser-Busch InBev Worldwide
5.00% 4/15/20		4,100,000	4,341,482
#Anheuser-Busch InBev Worldwide
144A 5.375% 11/15/14		4,735,000	5,221,379
*ARAMARK 8.50% 2/1/15		645,000	677,250
Baxter International 4.50% 8/15/19		5,320,000	5,589,063
*Biomet 11.625% 10/15/17		761,000	844,710
Biomet PIK 10.375% 10/15/17		698,000	766,055
Bio-Rad Laboratories
4.875% 12/15/20		3,890,000	3,796,554
8.00% 9/15/16		515,000	561,350
Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
#Brambles USA 144A
3.95% 4/1/15	USD	4,550,000	$4,619,906
5.35% 4/1/20		1,500,000	1,524,461
CareFusion 6.375% 8/1/19		8,055,000	9,115,738
Celgene 3.95% 10/15/20		4,025,000	3,834,348
Covidien International Finance
4.20% 6/15/20		8,055,000	8,068,539
CR Bard 4.40% 1/15/21		1,705,000	1,735,895
#Delhaize Group 144A 5.70% 10/1/40		3,829,000	3,657,465
*#Dole Food 144A 8.00% 10/1/16		705,000	747,300
Genzyme
3.625% 6/15/15		5,870,000	6,032,504
5.00% 6/15/20		3,230,000	3,397,453
HCA
9.25% 11/15/16		876,000	936,773
9.875% 2/15/17		120,000	132,600
HCA PIK 9.625% 11/15/16		384,000	412,320
*#HCA Holdings 144A 7.75% 5/15/21		1,140,000	1,142,850
*Hershey 4.125% 12/1/20		980,000	990,325
Hospira 6.40% 5/15/15		5,131,000	5,814,961
Ingles Markets 8.875% 5/15/17		851,000	914,825
International CCE 3.50% 9/15/20		5,910,000	5,544,922
Jarden
* 6.125% 11/15/22		680,000	651,950
7.50% 1/15/20		365,000	382,338
Kellogg 4.00% 12/15/20		2,000,000	1,976,516
Life Technologies 6.00% 3/1/20		2,355,000	2,526,990
Medco Health Solutions
4.125% 9/15/20		3,655,000	3,541,096
7.125% 3/15/18		1,045,000	1,228,070
*Merck 3.875% 1/15/21		2,680,000	2,668,806
#Mylan 144A 6.00% 11/15/18		905,000	891,425
#Novasep Holding 144A 9.75% 12/15/16		2,120,000	1,505,200
#Radnet Management 144A
10.375% 4/1/18		550,000	517,000
#Reynolds Group Issuer 144A
9.00% 4/15/19		1,615,000	1,681,619
#Roche Holdings 144A 6.00% 3/1/19		2,640,000	3,074,951
*RSC Equipment Rental
10.25% 11/15/19		975,000	1,092,000
#Scotts Miracle-Gro 144A
6.625% 12/15/20		540,000	542,700
Select Medical 7.625% 2/1/15		1,059,000	1,064,295
*#ServiceMaster PIK 144A
10.75% 7/15/15		1,070,000	1,150,250
*Smithfield Foods 7.75% 7/1/17		1,260,000	1,316,700
#Smithfield Foods 144A 10.00% 7/15/14		495,000	572,963
*Supervalu 8.00% 5/1/16		662,000	637,175
Tops Markets 10.125% 10/15/15		500,000	516,250
Tyson Foods 10.50% 3/1/14		840,000	997,500
•US Oncology Holdings PIK
6.737% 3/15/12		1,466,000	1,484,325
#Viskase 144A 9.875% 1/15/18		1,400,000	1,466,501
#Woolworths 144A 4.00% 9/22/20		3,740,000	3,628,911
*Yale University 2.90% 10/15/14		3,520,000	3,633,876
*Yankee Acquisition 9.75% 2/15/17		1,175,000	1,230,813
Zimmer Holdings 4.625% 11/30/19		5,160,000	5,307,736
			130,540,227
Electric–4.44%
AES
7.75% 3/1/14		150,000	160,875
* 8.00% 6/1/20		616,000	656,040
Ameren Illinois 9.75% 11/15/18		5,820,000	7,476,336
#American Transmission Systems 144A
5.25% 1/15/22		4,450,000	4,570,715
#Calpine 144A 7.875% 7/31/20		980,000	997,150
CMS Energy
6.55% 7/17/17		1,490,000	1,591,538
8.75% 6/15/19		3,070,000	3,626,321
Commonwealth Edison
4.00% 8/1/20		5,505,000	5,428,199
5.80% 3/15/18		735,000	825,354
Consumers Energy 6.70% 9/15/19		270,000	322,458
Dominion Resources
5.60% 11/15/16		865,000	974,814
6.00% 11/30/17		1,525,000	1,729,141
Duke Energy 5.45% 4/1/19		1,560,000	1,741,927
Duquense Light Holdings
5.50% 8/15/15		1,076,000	1,106,497
Dynegy Holdings
7.75% 6/1/19		1,223,000	822,468
* 8.375% 5/1/16		205,000	154,263
Elwood Energy 8.159% 7/5/26		910,082	891,880
#Enel Finance International 144A
3.875% 10/7/14		425,000	432,555
Exelon Generation
4.00% 10/1/20		4,585,000	4,299,309
* 5.75% 10/1/41		1,775,000	1,697,074
Florida Power 5.65% 6/15/18		1,010,000	1,142,165
Florida Power & Light 5.25% 2/1/41		2,090,000	2,122,986
*#GenOn Escrow 144A 9.875% 10/15/20		700,000	698,250
Jersey Central Power & Light
5.625% 5/1/16		495,000	545,497
7.35% 2/1/19		440,000	521,521
#LG&E KU Energy 144A
3.75% 11/15/20		3,700,000	3,529,663
Midamerican Funding 6.75% 3/1/11		20,000	20,196
*Mirant Americas Generation
8.50% 10/1/21		1,111,000	1,116,555
Mirant North America 7.375% 12/31/13		206,000	209,881
*NRG Energy 7.375% 2/1/16		571,000	586,703
*Oncor Electric Delivery 7.00% 9/1/22		1,390,000	1,636,168
#Oncor Electric Delivery 144A
5.00% 9/30/17		2,325,000	2,458,853
5.25% 9/30/40		640,000	617,010
Pacific Gas & Electric 5.625% 11/30/17		580,000	653,918
*PacifiCorp 5.50% 1/15/19		2,165,000	2,445,049
*Pennsylvania Electric 5.20% 4/1/20		4,510,000	4,667,521

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PPL Electric Utilities 7.125% 11/30/13	USD	1,130,000	$1,302,191
Public Service Company of Oklahoma
5.15% 12/1/19		3,565,000	3,739,204
•Puget Sound Energy 6.974% 6/1/67		1,279,000	1,263,583
Southern California Edison
5.50% 8/15/18		4,130,000	4,669,320
#Tampa Electric 144A 5.40% 5/15/21		4,380,000	4,711,600
			78,162,748
Energy–7.37%
Anadarko Petroleum 5.95% 9/15/16		3,000,000	3,226,770
*Antero Resources Finance
9.375% 12/1/17		525,000	551,906
Berry Petroleum 10.25% 6/1/14		980,000	1,129,450
Centerpoint Energy 5.95% 2/1/17		2,495,000	2,684,166
*Chaparral Energy 8.50% 12/1/15		542,000	554,195
Chesapeake Energy
7.25% 12/15/18		141,000	146,640
* 9.50% 2/15/15		672,000	761,040
Complete Production Services
8.00% 12/15/16		1,381,000	1,436,240
Copano Energy 7.75% 6/1/18		810,000	830,250
Ecopetrol 7.625% 7/23/19		2,356,000	2,732,960
El Paso Pipeline Partners Operating
4.10% 11/15/15		2,055,000	2,044,575
•Enbridge Energy 8.05% 10/1/37		2,245,000	2,311,609
Energy Transfer Partners
9.70% 3/15/19		7,255,000	9,390,864
*#ENI 144A 4.15% 10/1/20		4,480,000	4,354,444
Enterprise Products Operating
* 6.125% 10/15/39		130,000	135,771
6.30% 9/15/17		1,095,000	1,237,289
• 7.034% 1/15/68		3,245,000	3,371,334
9.75% 1/31/14		2,975,000	3,596,088
EOG Resources 4.10% 2/1/21		2,425,000	2,389,910
Forest Oil 7.25% 6/15/19		522,000	532,440
Headwaters 11.375% 11/1/14		335,000	368,081
#Helix Energy Solutions Group 144A
9.50% 1/15/16		2,319,000	2,394,368
#Hercules Offshore 144A
10.50% 10/15/17		1,270,000	1,057,275
#Hilcorp Energy I 144A
7.625% 4/15/21		575,000	596,563
7.75% 11/1/15		545,000	565,438
Holly 9.875% 6/15/17		965,000	1,056,675
#IPIC GMTN 144A 5.00% 11/15/20		2,452,000	2,411,969
*Key Energy Services 8.375% 12/1/14		1,833,000	1,942,980
Kinder Morgan Energy Partners
* 6.00% 2/1/17		2,055,000	2,271,741
* 6.55% 9/15/40		2,250,000	2,373,444
9.00% 2/1/19		3,220,000	4,061,067
#Linn Energy 144A 8.625% 4/15/20		595,000	644,088
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		2,310,000	2,468,413
#Murray Energy 144A 10.25% 10/15/15		1,050,000	1,107,750
*#New World Resources 144A
7.875% 5/1/18	EUR	593,000	820,639
Nexen 7.50% 7/30/39	USD	3,140,000	3,425,275
*#NFR Energy/Finance 144A
9.75% 2/15/17		830,000	823,775
Noble Energy 8.25% 3/1/19		3,980,000	4,981,076
Occidental Petroleum 4.10% 2/1/21		2,425,000	2,469,940
OPTI Canada
7.875% 12/15/14		736,000	523,480
8.25% 12/15/14		820,000	588,350
#OPTI Canada 144A 9.00% 12/15/12		810,000	816,075
Pemex Project Funding Master Trust
6.625% 6/15/35		1,510,000	1,543,966
Petrobras International Finance
5.75% 1/20/20		1,380,000	1,438,744
5.875% 3/1/18		300,000	320,945
Petrohawk Energy
7.875% 6/1/15		1,210,000	1,265,963
* 10.50% 8/1/14		252,000	288,540
Petroleum Development
12.00% 2/15/18		752,000	846,000
#Petronas Global Sukuk 144A
4.25% 8/12/14		827,000	866,617
*Plains All American Pipeline
8.75% 5/1/19		3,350,000	4,163,762
Pride International 6.875% 8/15/20		2,285,000	2,382,113
Quicksilver Resources 7.125% 4/1/16		709,000	682,413
Range Resources 8.00% 5/15/19		677,000	740,469
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16		379,185	408,122
#SandRidge Energy 144A
9.875% 5/15/16		1,754,000	1,863,625
#Semco Energy 144A 5.15% 4/21/20		4,580,000	4,723,683
Sempra Energy 6.15% 6/15/18		1,920,000	2,199,684
Total Capital 2.30% 3/15/16		7,720,000	7,550,560
•TransCanada Pipelines 6.35% 5/15/67		4,080,000	4,033,937
Transocean 6.50% 11/15/20		1,575,000	1,675,265
Weatherford International
5.125% 9/15/20		2,840,000	2,831,236
9.625% 3/1/19		3,320,000	4,266,552
#Woodside Finance 144A
4.50% 11/10/14		2,355,000	2,477,467
8.125% 3/1/14		1,700,000	1,957,244
			129,713,310
Finance Companies–3.01%
Capital One Capital V 10.25% 8/15/39		2,490,000	2,679,863
#CDP Financial 144A
4.40% 11/25/19		4,590,000	4,675,085
5.60% 11/25/39		3,200,000	3,338,048
#Crown Castle Towers 144A
4.883% 8/15/20		9,795,000	9,431,713
#Erac USA Finance 144A 5.25% 10/1/20		6,305,000	6,423,427
FTI Consulting 7.75% 10/1/16		340,000	351,900
#FTI Consulting 144A 6.75% 10/1/20		670,000	668,325

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Finance Companies (continued)
General Electric Capital
• 2.57% 2/2/11	NOK	7,500,000	$1,286,653
6.00% 8/7/19	USD	10,300,000	11,479,164
•General Electric Capital
Australia Funding
5.003% 7/12/13	AUD	2,700,000	2,665,026
5.238% 11/15/11	AUD	500,000	506,231
5.262% 8/17/12	AUD	2,000,000	2,002,632
@General Electric Capital UK Funding
4.625% 1/18/16	GBP	509,000	821,824
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	USD	660,000	518,100
International Lease Finance
5.55% 9/5/12		1,487,000	1,511,164
8.25% 12/15/20		795,000	819,844
Nuveen Investments 10.50% 11/15/15		2,178,000	2,237,895
#Pinafore 144A 9.00% 10/1/18		1,355,000	1,470,175
			52,887,069
Industrials–0.07%
Sally Holdings 10.50% 11/15/16		1,098,000	1,216,035
			1,216,035
Insurance–1.23%
American International Group
6.40% 12/15/20		1,320,000	1,387,509
•Chubb 6.375% 3/29/67		2,975,000	3,116,313
•Genworth Financial 6.15% 11/15/66		1,370,000	1,089,150
•#Liberty Mutual Group 144A
7.00% 3/15/37		790,000	710,483
MetLife
* 4.75% 2/8/21		495,000	506,415
6.817% 8/15/18		2,630,000	3,070,925
#Metlife Capital Trust X 144A
9.25% 4/8/38		3,120,000	3,681,599
Prudential Financial
3.875% 1/14/15		2,900,000	2,994,644
* 4.50% 11/15/20		1,370,000	1,342,427
@=#‡wTwin Reefs Pass Through Trust 144A
0.449% 12/31/49		600,000	0
∏•XL Group 6.50% 12/31/49		1,125,000	978,750
•#ZFS Finance USA Trust II 144A
6.45% 12/15/65		2,275,000	2,260,781
•#ZFS Finance USA Trust IV 144A
5.875% 5/9/32		500,000	489,815
			21,628,811
Natural Gas–0.17%
*AmeriGas Partners 7.125% 5/20/16		296,000	307,840
El Paso
6.875% 6/15/14		192,000	204,956
7.00% 6/15/17		1,273,000	1,349,781
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11		354,000	364,152
Inergy Finance
8.25% 3/1/16		376,000	393,860
* 8.75% 3/1/15		308,000	329,560
			2,950,149
Real Estate–0.85%
Developers Diversified Realty
* 5.375% 10/15/12		2,175,000	2,238,683
* 7.50% 4/1/17		1,060,000	1,185,608
9.625% 3/15/16		865,000	1,027,591
Digital Realty Trust 5.875% 2/1/20		1,470,000	1,498,123
Host Marriott 6.375% 3/15/15		1,065,000	1,086,300
Liberty Property 4.75% 10/1/20		1,285,000	1,274,026
#Qatari Diar Finance 144A
5.00% 7/21/20		1,601,000	1,599,396
Regency Centers
* 4.80% 4/15/21		1,960,000	1,872,980
5.875% 6/15/17		550,000	587,255
•#USB Realty 144A 6.091% 12/22/49		2,700,000	2,048,625
Ventas Realty 6.50% 6/1/16		490,000	510,154
			14,928,741
Technology–0.48%
#Fidelity National Information Services
144A 7.875% 7/15/20		320,000	340,000
First Data 9.875% 9/24/15		450,000	430,875
National Semiconductor 6.60% 6/15/17		3,815,000	4,220,214
#Seagate Technology International 144A
10.00% 5/1/14		2,080,000	2,449,200
#Unisys 144A 12.75% 10/15/14		828,000	983,250
			8,423,539
Transportation–0.80%
#Ashtead Capital 144A 9.00% 8/15/16		832,000	871,520
#Ashtead Holdings 144A 8.625% 8/1/15		75,000	78,094
Burlington Northern Santa Fe
3.60% 9/1/20		600,000	575,569
4.70% 10/1/19		4,995,000	5,229,729
5.65% 5/1/17		655,000	730,982
5.75% 3/15/18		180,000	203,117
Canadian Pacific 4.45% 3/15/23		4,905,000	4,757,295
Kansas City Southern de Mexico
8.00% 2/1/18		325,000	353,438
@‡Northwest Airlines 10.00% 2/1/11		145,000	508
#United Air Lines 144A 12.00% 11/1/13		1,230,000	1,362,225
			14,162,477
Total Corporate Bonds
(cost $835,600,021)			862,669,685

MUNICIPAL BONDS–0.11%
Oregon State Taxable Pension
5.892% 6/1/27		5,000	5,397
§•Puerto Rico Sales Tax Financing
Revenue (1st Subordinate) Class B
5.00% 8/1/39-11		1,875,000	1,925,213
Total Municipal Bonds
(cost $1,880,000)			1,930,610

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES–2.03%
Ally Auto Receivables Trust Series
2010-2 A3 1.38% 7/15/14	USD	1,240,000	$1,246,757
•American Express Credit Account
Master Trust 0.86% 11/16/15		1,225,000	1,223,593
•BOA Credit Card Trust Series 2008-A5
A5 1.46% 12/16/13		2,460,000	2,473,105
Capital Auto Receivables Asset Trust
Series 2008-1 A3A 3.86% 8/15/12		287,043	289,611
Capital One Multi-Asset Execution Trust
• Series 2005-A10 A 0.34% 9/15/15		1,500,000	1,489,866
Series 2007-A7 A7 5.75% 7/15/20		2,485,000	2,823,800
Series 2008-A3 A3 5.05% 2/15/16		1,000,000	1,083,028
Series 2009-A2 A2 3.20% 4/15/14		1,845,000	1,866,580
Chase Funding Mortgage Loan Asset-
Backed Certificates Series 2002-3
1A6 4.707% 6/25/32		426,072	426,409
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		1,652,768	1,669,738
Series 2010-VT1A A3 2.41% 5/15/13		1,170,000	1,179,782
Citibank Credit Card Issuance Trust
• Series 2004-C1 C1 0.91% 7/15/13		1,485,000	1,477,330
Series 2006-A4 A4 5.45% 5/10/13		1,210,000	1,231,175
Series 2007-A3 A3 6.15% 6/15/39		1,472,000	1,783,771
• Series 2007-A7 A7 0.611% 8/20/14		750,000	750,709
• Series 2009-A2 A2 1.81% 5/15/14		110,000	111,925
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,910,000	1,897,146
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,512,329
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14		547,575	561,424
Series 2008-B A3A 4.78% 7/16/12		21,636	21,673
Series 2009-C A3 1.85% 12/16/13		950,000	957,808
@Countrywide Asset-Backed Certificates
Series 2006-13 1AF3 5.944% 1/25/37		19,709	11,121
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,800,000	2,042,180
Series 2008-A4 A4 5.65% 12/15/15		530,000	584,574
• Series 2010-A1 A1 0.91% 9/15/15		3,000,000	3,015,308
Ford Credit Auto Owner Trust Series
2010-B B 2.54% 2/15/16		1,155,000	1,160,790
•Ford Credit Floorplan Master Owner
Trust Series 2009-2 A 1.81% 9/15/14		1,355,000	1,374,853
Harley-Davidson Motorcycle Trust
# Series 2006-1 A2 144A
5.04% 10/15/12		91,339	91,502
Series 2009-4 A3 1.87% 2/15/14		735,000	741,097
•Merrill Auto Trust Securitization
Series 2007-1 A4 0.32% 12/15/13		354,049	353,088
Mid-State Trust Series 11 A1
4.864% 7/15/38		14,375	14,384
•Residential Asset Securities Series
2006-KS3 AI3 0.431% 4/25/36		55,465	51,941
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12		218,615	220,318
Total Non-Agency Asset-Backed
Securities (cost $34,790,040)			35,738,715

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.10%
American Home Mortgage Investment
Trust Series 2005-2 5A1
5.064% 9/25/35		332,481	310,807
•ARM Trust Series 2005-10 3A11
5.314% 1/25/36		759,732	655,802
BOA Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34		57,176	58,089
Series 2004-11 1CB1 6.00% 12/25/34		3,593	3,357
Series 2005-1 2A1 5.50% 2/25/20		421,301	408,197
Series 2005-3 2A1 5.50% 4/25/20		55,520	52,395
Series 2005-5 2CB1 6.00% 6/25/35		221,410	168,541
Series 2005-6 7A1 5.50% 7/25/20		342,176	333,425
Series 2005-9 5A1 5.50% 10/25/20		602,177	573,847
BOA Funding Securities Series 2006-5
2A10 5.75% 9/25/36		1,850,000	1,566,172
•BOA Mortgage Securities Series
2003-D 1A2 2.84% 5/25/33		32	23
Chase Mortgage Finance Series
2003-S8 A2 5.00% 9/25/18		239,966	245,012
•Chaseflex Trust Series 2006-1 A4
6.30% 6/25/36		1,490,000	1,107,320
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		235,000	214,893
Series 2006-4 3A1 5.50% 8/25/21		456,720	460,729
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
5.081% 8/25/34		548,914	562,359
Series 2007-AR8 1A3A
5.729% 8/25/37		1,511,692	1,165,600
wCountrywide Home Loan Mortgage
Pass Through Trust
• Series 2003-21 A1 2.917% 5/25/33		325	284
Series 2006-1 A2 6.00% 3/25/36		501,080	434,102
Series 2006-17 A5 6.00% 12/25/36		46,393	43,983
• Series 2006-HYB1 3A1
3.967% 3/20/36		791,683	476,576
Credit Suisse First Boston Mortgage
Securities Series 2004-1 3A1
7.00% 2/25/34		30,256	30,075
•First Horizon Asset Securities Series
2007-AR2 1A1 5.749% 8/25/37		858,170	652,374
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35		206,313	207,427
Series 2005-RP1 1A4 8.50% 1/25/35		156,703	152,332

Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
•GSR Mortgage Loan Trust Series
2006-AR1 3A1 5.143% 1/25/36	USD	436,899	$383,701
•JPMorgan Mortgage Trust
@ Series 2004-A6 1A2 4.748% 12/25/34		567,506	483,452
Series 2005-A2 5A1 4.308% 4/25/35		45,942	46,223
Series 2005-A8 2A1 2.992% 11/25/35		740,398	716,198
Series 2006-A2 3A3 5.686% 4/25/36		495,000	437,367
Lehman Mortgage Trust Series 2005-2
2A3 5.50% 12/25/35		171,848	163,996
•MASTR ARM Trust
Series 2003-6 1A2 2.575% 12/25/33		1,065	997
Series 2005-6 7A1 5.376% 6/25/35		403,357	345,837
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A
8.00% 8/25/34		308,180	310,668
•#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35		99,870	98,741
•Residential Accredit Loans Series
2004-QA6 NB1 4.952% 12/26/34		2,394	1,536
•Structured ARM Loan Trust Series
2006-5 5A4 5.44% 6/25/36		78,664	11,265
•Structured Asset Securities Series
2002-22H 1A 6.943% 11/25/32		904	905
wWashington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		147,962	99,455
wWashington Mutual Mortgage Pass
Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		174,073	177,564
• Series 2006-AR14 2A1
5.624% 11/25/36		2,272,061	1,886,343
Wells Fargo Mortgage-Backed
Securities Trust
• Series 2005-AR16 2A1
2.847% 10/25/35		7,002	6,618
Series 2006-2 3A1 5.75% 3/25/36		1,313,497	1,300,361
Series 2006-3 A11 5.50% 3/25/36		875,000	848,349
Series 2006-7 2A1 6.00% 6/25/36		136,835	130,159
• Series 2006-AR5 2A1 5.471% 4/25/36		747,945	621,441
• Series 2006-AR19 A1
5.488% 12/25/36		843,751	788,024
Series 2007-13 A7 6.00% 9/25/37		701,309	657,843
Total Non-Agency Collateralized
Mortgage Obligations
(cost $20,131,393)			19,400,764

REGIONAL BONDS–2.63%Δ
Australia–1.06%
New South Wales Treasury
2.75% 11/20/25	AUD	2,310,000	2,392,133
6.00% 5/1/20	AUD	14,764,000	14,985,763
Queensland Treasury 6.00% 6/14/21	AUD	1,219,000	1,250,510
			18,628,406
Province of British Columbia
2.85% 6/15/15	USD	2,125,000	2,189,902
Province of Nova Scotia Canada
2.375% 7/21/15		7,135,000	7,149,955
Province of Ontario Canada
4.40% 6/2/19	CAD	8,158,000	8,632,117
4.40% 4/14/20	USD	2,315,000	2,424,819
Province of Quebec
3.50% 7/29/20		4,955,000	4,806,390
4.60% 5/26/15		2,290,000	2,516,206
			27,719,389
Total Regional Bonds
(cost $43,989,318)			46,347,795

«SENIOR SECURED LOANS–6.00%
Advantage Sales & Marketing
5.25% 11/29/17		180,000	180,788
Affinion Group Tranche B
5.00% 10/7/16		1,022,955	1,022,315
AIG Tranche 1 6.75% 3/17/15		406,731	413,960
AIG Tranche 2 7.00% 3/17/16		298,269	304,346
Alliance HealthCare 5.50% 6/1/16		1,289,793	1,292,483
Allied Security Holdings 7.75% 2/23/15		649,109	655,399
Anchor Glass 6.00% 2/3/16		1,290,214	1,295,555
Armstrong World Industries Tranche B
5.00% 5/23/17		960,000	968,702
Aspect Software Tranche B
6.25% 5/7/16		511,138	514,971
ATI Holdings 7.50% 3/12/16		747,708	747,708
AZ Chem US 6.75% 11/19/16		890,000	902,447
BNY ConvergEx Group
5.25% 11/29/16		250,000	251,771
8.75% 11/29/17		250,000	256,563
Bresnan Broadband Holdings
4.50% 12/6/17		2,195,000	2,209,717
Brickman Group Holdings Tranche B
7.25% 10/14/16		895,000	907,530
Burger King Holdings Tranche B
6.25% 10/19/16		845,000	859,019
Butler Schein Animal Health Tranche B
5.50% 12/31/15		82,156	82,499
BWAY Holding Tranche B
5.522% 6/16/17		359,337	362,090
Calpine 7.00% 7/1/17		2,446,357	2,491,786
Cengage Learning Acquisitions
3.03% 7/3/14		990,000	935,708
7.50% 7/7/14		1,254,245	1,264,699
Charter Communications Operating
Tranche B 8.50% 3/6/14		1,730,326	1,800,889
Chester Downs & Marina
12.375% 12/31/16		2,017,973	2,052,440
Citadel Broadcasting Tranche B
4.25% 11/29/16		980,000	985,821

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SENIOR SECURED LOANS (continued)
Clear Channel Communication
Tranche B 3.65% 1/29/16	USD	1,510,000	$1,316,720
@CommScope 9.25% 10/26/11		1,200,000	1,200,000
Community Health Systems
Tranche B 2.502% 7/25/14		796,933	778,655
Tranche DD 2.502% 7/25/14		40,965	40,026
Tranche Extended 3.50% 1/25/17		2,530,586	2,525,411
Darling International Tranche B
5.00% 11/9/16		325,000	328,250
DaVita Tranche B 4.50% 10/20/16		2,545,000	2,572,244
@Del Monte Foods 8.75% 11/28/11		1,100,000	1,100,000
Delta Air Lines 8.75% 9/16/13		1,841,122	1,860,684
DineEquity Tranche B 6.00% 10/7/17		1,355,089	1,377,739
Dunkin Brands Tranche B
5.75% 11/19/17		305,000	309,110
Fifth Third Processing
8.25% 11/3/17		360,000	367,799
Tranche B 5.50% 11/3/16		1,035,000	1,045,350
First Data Tranche Loan B2
3.078% 9/24/14		1,485,000	1,375,793
Ford Motor Tranche B 5.80% 12/15/13		2,241,328	2,240,756
Genon Energy Tranche B
6.00% 6/20/17		728,175	735,715
Getty Images 5.25% 11/4/16		750,000	757,406
Goodman Global Tranche B
5.75% 10/28/16		882,788	888,998
Graham Packaging
Tranche C 6.75% 4/5/14		2,458,082	2,491,623
Tranche D 6.00% 9/23/16		718,200	728,639
Gray Television Tranche B
4.25% 12/31/14		2,366,893	2,317,188
Grifols Tranche B 6.00% 6/4/16		2,370,000	2,400,312
Harrahs Operating Tranche B1
3.00% 1/28/15		1,560,000	1,412,486
HCA Tranche B2 3.25% 3/31/17		2,805,000	2,808,801
HGI Holdings 6.75% 7/27/17		1,689,765	1,704,018
ICL Industrial Containers Tranche C
5.56% 6/16/17		33,773	34,031
infoGROUP Term B 6.25% 3/30/16		842,888	851,666
Intelsat
Tranche BA 5.288% 1/3/14		345,731	345,299
Tranche BB 5.288% 1/3/14		345,837	345,405
Tranche BC 5.288% 1/3/14		345,731	345,299
Intelsat Jackson 5.25% 4/3/18		750,000	758,981
Inventiv Health 6.50% 8/4/16		792,459	800,134
Johnsondiversey Tranche B
5.50% 11/24/15		909,121	916,222
Knology Tranche B 5.50% 10/15/16		1,510,000	1,520,759
Level 3 Financing Tranche B
9.62% 3/13/14		780,000	845,083
Live Nation Entertainment Tranche B
4.50% 11/6/16		1,027,238	1,028,943
MedAssets Tranche B 5.25% 11/15/16		740,000	745,088
@Mediacom Broadband Tranche D
5.50% 3/31/17		1,106,440	1,106,435
MGM MIRAGE Tranche E
5.00% 2/21/14		1,338,681	1,272,925
Multiplan Tranche B 6.50% 8/26/17		2,807,131	2,838,123
NBTY Tranche B 6.25% 10/1/17		915,000	929,640
Novelis Tranche B 5.25% 11/29/16		500,000	507,188
Nuveen Investment
2nd Lien Tranche 12.50% 7/9/15		532,000	577,441
Tranche B 6.70% 11/13/14		760,000	727,860
Phillips-Van Heusen Tranche B
4.75% 5/6/16		290,854	295,200
Pierre Foods 7.00% 9/29/16		1,025,000	1,027,137
Pinafore Tranche B 6.25% 9/21/16		542,642	550,952
Pinnacle Foods Finance Tranche D
6.00% 4/2/14		453,687	459,925
PQ 6.79% 7/30/15		2,991,000	2,887,258
Prime Healthcare Services Tranche B
7.25% 4/28/15		1,811,313	1,766,030
Radnet Management Tranche B
5.751% 4/2/16		1,109,272	1,104,768
Remy International Tranche B
6.25% 12/16/16		460,000	463,450
Rental Service 2nd Lien Tranche
6.291% 10/7/13		1,000,000	981,875
Reynolds & Reynolds 5.25% 4/21/17		886,521	894,003
Reynolds Group Holdings Tranche D
6.50% 5/5/16		1,295,000	1,312,321
Rockwood Specialties Group Tranche H
6.00% 5/15/14		1,140,431	1,150,267
Roundy’s Supermarkets 10.50% 4/16/16		493,000	501,322
Sinclair Television Group Tranche B
5.50% 10/29/15		1,579,091	1,602,288
Smurfit-Stone Container Enterprises
6.75% 6/30/16		1,004,950	1,023,431
STP Products Manufacturing
Tranche B 6.00% 11/5/16		1,035,000	1,038,886
SunGard Data Systems
7.75% 2/28/14		1,012,857	1,022,140
Tranche B 3.625% 2/28/16		322,532	321,121
Syniverse 5.00% 10/28/17		355,000	359,549
Texas Competitive Electric Holdings
Tranche B2 6.579% 10/10/14		3,577,476	2,774,601
Toys R Us Delaware Tranche B
6.00% 9/1/16		1,531,163	1,547,852
Transdigm Group Tranche B
5.00% 12/26/16		1,060,000	1,071,861
United Components 6.25% 3/23/17		897,750	908,972
Universal Health Services Tranche B
5.50% 11/15/16		475,000	482,498
Univision Communications Tranche
Extended 4.25% 3/29/17		2,745,328	2,616,215
US TelePacific 9.25% 8/17/15		1,807,343	1,827,540
Visant 7.50% 12/22/16		1,635,900	1,657,985
Total Senior Secured Loans
(cost $103,720,565)			105,588,898

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN DEBT–9.53%Δ
Australia–1.60%
Australia Government Bond
4.50% 4/15/20	AUD	18,677,000	$17,691,997
6.00% 2/15/17	AUD	7,570,000	7,966,802
Australian Inflation-Linked Bond
3.00% 9/20/25	AUD	2,310,000	2,521,490
			28,180,289
Brazil–0.75%
Brazil Government International Bond
7.125% 1/20/37	USD	2,760,000	3,305,100
8.875% 10/14/19		2,760,000	3,657,000
10.25% 1/10/28	BRL	7,093,000	4,459,972
12.50% 1/5/22	BRL	2,360,000	1,695,821
			13,117,893
Canada–0.16%
Canadian Government Bond
3.75% 6/1/19	CAD	2,610,000	2,758,649
			2,758,649
Chile–0.18%
Chile Government International Bond
5.50% 8/5/20	CLP	1,453,000,000	3,174,817
			3,174,817
Colombia–0.26%
Colombia Government
International Bond
7.75% 4/14/21	COP	4,538,000,000	2,818,523
10.375% 1/28/33	USD	1,150,000	1,730,750
			4,549,273
Croatia–0.08%
Croatia Government International
Bond 6.625% 7/14/20		650,000	672,425
#Croatia Government International
Bond 144A 6.75% 11/5/19		672,000	704,454
			1,376,879
France–0.15%
France Government Bond OAT
3.75% 4/25/17	EUR	1,911,000	2,712,797
			2,712,797
Germany–0.15%
*Bundesrepublik Deutschland
2.25% 9/4/20	EUR	2,066,000	2,611,887
			2,611,887
Indonesia–0.60%
Indonesia Treasury Bond
10.50% 8/15/30	IDR	20,180,000,000	2,486,680
11.00% 11/15/20	IDR	59,446,000,000	8,045,115
			10,531,795
Italy–0.12%
Italy Buoni Poliennali Del Tesoro
4.25% 3/1/20	EUR	1,682,000	2,182,423
			2,182,423
Mexico–0.36%
Mexican Bonos
7.75% 12/14/17	MXN	44,732,000	3,861,575
8.50% 12/13/18	MXN	13,008,000	1,166,176
Mexico Government International
Bond 5.95% 3/19/19	USD	1,240,000	1,388,800
			6,416,551
Norway–2.79%
Eksportfinans
3.00% 11/17/14	USD	3,120,000	3,222,539
5.50% 5/25/16		7,375,000	8,310,902
Norway Government Bond
4.25% 5/19/17	NOK	41,440,000	7,487,969
4.50% 5/22/19	NOK	83,924,000	15,399,223
5.00% 5/15/15	NOK	78,716,000	14,640,393
			49,061,026
Panama–0.23%
Panama Government
International Bond
6.70% 1/26/36	USD	728,000	815,360
7.125% 1/29/26		1,340,000	1,618,050
7.25% 3/15/15		1,430,000	1,658,800
			4,092,210
Peru–0.23%
Peruvian Government International
Bond 7.125% 3/30/19		3,378,000	4,053,600
			4,053,600
Philippines–0.50%
Philippine Government
International Bond
4.95% 1/15/21	PHP	138,000,000	3,342,079
6.375% 10/23/34	USD	1,700,000	1,810,500
6.50% 1/20/20		1,700,000	1,972,000
9.375% 1/18/17		1,240,000	1,630,600
			8,755,179
Poland–0.29%
Poland Government Bond
5.00% 10/24/13	PLN	2,550,000	862,695
5.50% 10/25/19	PLN	3,208,000	1,052,898
Poland Government International
Bond 6.375% 7/15/19	USD	2,850,000	3,206,848
			5,122,441
Republic of Korea–0.35%
@Inflation Linked Korea Treasury Bond
2.75% 6/10/20	USD	2,334,703,018	2,325,910
*#Korea Expressway 144A
4.50% 3/23/15		2,580,000	2,657,634
Republic of Korea 4.25% 12/7/21	EUR	969,000	1,252,572
			6,236,116
Sweden–0.29%
Svensk Exportkredit 1.75% 10/20/15	USD	3,165,000	3,056,162
Sweden Government 5.00% 12/1/20	SEK	11,750,000	2,001,078
			5,057,240

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN DEBT (continued)
Turkey–0.18%
Turkey Government Bond
4.00% 4/29/15	USD	4,379,752	$3,147,263
			3,147,263
United Kingdom–0.16%
United Kingdom Gilt 4.50% 3/7/19	GBP	1,667,000	2,842,137
			2,842,137
Uruguay–0.10%
Uruguay Government International
Bond 8.00% 11/18/22	USD	1,453,000	1,805,353
			1,805,353
Total Sovereign Bonds
(cost $164,000,289)			167,785,818

SUPRANATIONAL BANKS–1.10%
European Bank for Reconstruction &
Development 6.75% 5/12/17	RUB	47,000,000	1,499,675
European Investment Bank
9.00% 12/21/18	ZAR	29,400,000	4,642,662
International Bank for Reconstruction
& Development
3.375% 4/30/15	NOK	12,250,000	2,111,865
3.625% 6/22/20	NOK	12,410,000	2,081,851
5.375% 12/15/14	NZD	8,946,000	7,134,458
6.00% 2/15/17	AUD	1,770,000	1,802,353
Total Supranational Banks
(cost $17,065,447)			19,272,864

U.S. TREASURY
OBLIGATIONS – 2.52%
∞U.S. Treasury Bond 3.875% 8/15/40	USD	23,170,000	21,345,362
U.S. Treasury Notes
* 1.375% 11/30/15		4,710,000	4,577,899
2.125% 12/31/15		5,080,000	5,107,783
* 2.25% 11/30/17		2,025,000	1,969,470
∞* 2.625% 11/15/20		11,935,000	11,259,933
Total U.S. Treasury Obligations
(cost $44,724,390)			44,260,447

	Number of
	Shares
COMMON STOCK – 0.00%
=†*Adelphia Recovery Trust
Series Arahova		1	0
=†Calpine Escrow		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		52	655
†Genon Energy		328	1,250
=∏†Port Townsend		685	7
Total Common Stock
(cost $514,941)			1,912

CONVERTIBLE PREFERRED
STOCK–0.06%
Aspen Insurance 5.625% exercise price
$29.28, expiration date 12/31/49		4,400	242,825
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49		800	778,200
Total Convertible Preferred Stock
(cost $975,844)			1,021,025

PREFERRED STOCK–0.15%
•PNC Financial Services Group 8.25%		2,420,000	2,604,622
=†Port Townsend		137	0
Total Preferred Stock
(cost $2,418,341)			2,604,622

WARRANT–0.00%
=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

	Principal
	Amount°
≠SHORT-TERM INVESTMENTS–12.61%
Discount Notes–9.97%
Federal Home Loan Bank
0.001% 1/3/11	USD	39,801,862	39,801,860
0.001% 1/5/11		22,292,432	22,292,388
0.001% 1/11/11		1,564,877	1,564,862
0.030% 1/26/11		40,077,545	40,076,503
0.098% 1/7/11		71,799,972	71,799,685
			175,535,298
U.S. Treasury Obligation–2.64%
U.S. Treasury Bill 0.025% 1/13/11		46,435,506	46,435,227
			46,435,227
Total Short-Term Investments
(cost $221,969,596)			221,970,525

Total Value of Securities Before
Securities Lending
Collateral – 107.82%
(cost $1,847,231,865)			1,897,408,167

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–4.99%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund		1,216,780	1,170,908
Delaware Investments Collateral
Fund No.1		86,669,257	86,669,257
@†Mellon GSL Reinvestment Trust II		1,759,132	0
Total Securities Lending Collateral
(cost $89,645,169)			87,840,165

Diversified Income Series-19

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–112.81% (cost $1,936,877,034)	$1,985,248,332	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.09%)	(89,645,169)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.72%)	(135,817,318	)z
NET ASSETS APPLICABLE TO 156,589,917 SHARES OUTSTANDING–100.00%	$1,759,785,845
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
STANDARD CLASS ($659,031,498 / 58,443,364 Shares)	$11.28
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
SERVICE CLASS ($1,100,754,347 / 98,146,553 Shares)	$11.22
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$1,572,103,466
Undistributed net investment income	63,081,515
Accumulated net realized gain on investments	73,495,928
Net unrealized appreciation of investments and foreign currencies	51,104,936
Total net assets	$1,759,785,845
____________________

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
PHP – Philippine Peso
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

Diversified Income Series-20

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $238,358,086 which represented 13.54% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2010.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $10,906,666 which represented 0.62% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $91,366, which represented 0.01% of the Series’ net assets. See Note 1 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redefined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.
∞	Fully or partially pledged as collateral for financial futures contracts.
†	Non income producing security.
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2010, the aggregate amount of the restricted securities was $978,757, which represented 0.06% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
§	Pre-Refunded/Escrowed to Maturity Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
©	Includes $93,698,030 of securities loaned.
z	Of this amount, $174,842,663 represents payable for securities purchased as of December 31, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
BOA – Bank of America
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CMB – Chase Manhattan Bank
FDIC – Federal Deposit Insurance Corporation
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HKSB – Hong Kong Shanghai Bank
JPMS – JPMorgan Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Diversified Income Series-21

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

1The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts

						Unrealized
					Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Date	(Depreciation)
BCLY	CAD	(12,126,442)	USD	11,863,430	1/7/11	$(294,209)
BCLY	EUR	(2,717,842)	USD	3,537,000	1/7/11	(96,576)
BCLY	GBP	(3,274,876)	USD	5,096,363	1/7/11	(12,330)
BOA	CAD	(7,559,262)	USD	7,391,222	1/7/11	(187,487)
BOA	CLP	392,355,900	USD	(804,503)	1/7/11	34,241
BOA	EUR	(2,510,841)	USD	3,287,332	1/7/11	(69,497)
BOA	MXN	17,058,402	USD	(1,357,051)	1/7/11	24,629
BOA	NOK	(98,476,844)	USD	15,846,302	1/7/11	(1,049,282)
CITI	JPY	251,514,501	USD	(2,986,505)	1/7/11	110,644
CITI	PLN	2,071,674	USD	(664,475)	1/7/11	33,914
CMB	BRL	3,481,072	USD	(1,993,741)	1/7/11	100,546
CMB	CLP	1,329,532,500	USD	(2,724,452)	1/7/11	117,705
CMB	EUR	(5,491,558)	USD	7,188,450	1/7/11	(153,402)
CMB	MYR	27,759,711	USD	(8,743,216)	1/7/11	254,749
CMB	NZD	(5,880,576)	USD	4,360,447	1/7/11	(217,861)
CMB	TRY	2,032,965	USD	(1,340,564)	1/7/11	(23,180)
GSC	CAD	2,114,500	USD	(2,069,388)	1/7/11	50,552
GSC	NOK	(59,511,686)	USD	9,586,907	1/7/11	(623,460)
HKSB	CAD	5,498,453	USD	(5,376,671)	1/7/11	135,927
HKSB	EUR	(3,638,983)	USD	4,773,326	1/7/11	(91,754)
HKSB	NOK	(22,565,372)	USD	3,633,422	1/7/11	(238,099)
HKSB	TRY	1,965,615	USD	(1,299,580)	1/7/11	(25,840)
MNB	GBP	(15,540)	USD	20,812	1/3/11	(3,431)
MSC	AUD	3,111,347	USD	(3,084,887)	1/7/11	91,720
MSC	CAD	(1,582,291)	USD	1,543,723	1/7/11	(42,639)
MSC	EUR	(3,030,244)	USD	3,958,574	1/7/11	(92,663)
MSC	KRW	453,437,000	USD	(389,287)	1/7/11	14,944
MSC	MXN	7,125,523	USD	(565,593)	1/7/11	11,553
MSC	MYR	(12,115,831)	USD	3,802,433	1/7/11	(124,763)
MSC	NOK	18,736,173	USD	(3,008,875)	1/7/11	205,674
MSC	TRY	1,977,314	USD	(1,303,261)	1/7/11	(21,940)
						$(2,181,615)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
13	Canadian 10 yr Bond	$1,559,315	$1,597,593	3/22/11	$38,278
32	Euro-Bund	5,354,076	5,361,062	3/8/11	6,986
21	Long Gilt	3,927,565	3,914,618	3/29/11	(12,947)
(464)	U.S. Treasury 5 yr Notes	(54,884,940)	(54,621,500)	3/31/11	263,440
(624)	U.S. Treasury 10 yr Notes	(75,817,496)	(75,153,000)	3/22/11	664,496
(100)	U.S. Long Bond	(12,605,676)	(12,212,500)	3/22/11	393,176
		$132,467,156			$1,353,429

Diversified Income Series-22

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

Swap Contracts
CDS Contracts

			Annual		Unrealized
		Notional	Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BOA	Kingdom of Spain 5 yr CDS	$7,065,000	1.00%	12/20/15	$11,615
BCLY	ITRAXX Europe Subordinate Financials
	5 yr CDS	17,415,000	1.00%	12/20/15	1,607,790
BCLY	Kingdom of Spain 5 yr CDS	5,276,000	1.00%	3/20/15	167,804
JPMS	ITRAXX Europe Subordinate Financials
	14.1 5 yr CDS	1,475,000	1.00%	12/20/15	63,162
	14.1 5 yr CDS	16,270,000	1.00%	12/20/15	1,512,180
JPMS	Penney (J.C.)
	5 yr CDS	1,345,000	1.00%	3/20/15	19,625
	5 yr CDS	1,350,000	1.00%	3/20/15	18,115
JPMS	Portuguese Republic 5 yr CDS	5,129,000	1.00%	6/20/15	112,697
JPMS	Viacom 5 yr CDS	3,965,000	1.00%	9/20/15	(62,281)
		$59,290,000			$3,450,707
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$1,215,000	5.00%	9/20/14	$81,025
JPMS	Comcast 5 yr CDS / Baa	3,965,000	1.00%	9/20/15	78,670
JPMS	MetLife 5 yr CDS / A	1,185,000	1.00%	12/20/14	39,635
		$6,365,000			$199,330
Total					$3,650,037

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-23

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Interest	$86,319,494
Dividends	298,941
Securities lending income	235,515
Foreign tax withheld	(175,036)
86,678,914

EXPENSES:
Management fees	9,620,097
Distribution expenses – Service Class	2,856,788
Accounting and administration expenses	638,630
Reports and statements to shareholders	249,842
Dividend disbursing and transfer agent fees and expenses	154,302
Custodian fees	136,413
Legal fees	133,592
Trustees’ fees	90,708
Audit and tax	89,091
Insurance fees	61,576
Pricing fees	44,026
Consulting fees	21,049
Registration fees	13,672
Dues and services	7,627
Trustees’ expenses	5,651
14,123,064
Less waiver of distribution expenses – Service Class	(476,078)
Less expense paid indirectly	(1)
Total operating expenses	13,646,985

NET INVESTMENT INCOME	73,031,929

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	78,832,736
Futures contracts	4,078,688
Swap contracts	(5,974,763)
Foreign currencies	3,080,982
Foreign currency exchange contracts	(11,904,757)
Net realized gain	68,112,886
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(22,154,923)

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	45,957,963

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$118,989,892

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$73,031,929	$70,924,599
Net realized gain on investments and
foreign currencies	68,112,886	39,262,639
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(22,154,923)	158,471,926
Net increase in net assets resulting
from operations	118,989,892	268,659,164

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(31,523,092)	(36,367,242)
Service Class	(40,269,256)	(29,650,665)
Net realized gain on investments:
Standard Class	(1,579,079)	–
Service Class	(2,111,204)	–
	(75,482,631)	(66,017,907)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	51,516,746	157,177,306
Service Class	391,597,773	328,338,614
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	16,201,067	36,367,242
Service Class	42,380,460	29,650,665
	501,696,046	551,533,827
Cost of shares repurchased:
Standard Class	(79,618,374)	(180,106,108)
Service Class	(150,575,649)	(102,428,722)
	(230,194,023)	(282,534,830)
Increase in net assets derived from
capital share transactions	271,502,023	268,998,997

NET INCREASE IN NET ASSETS	315,009,284	471,640,254

NET ASSETS:
Beginning of year	1,444,776,561	973,136,307
End of year (including undistributed
net investment income of $62,191,043
and $71,249,350, respectively)	$1,759,785,845	$1,444,776,561

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$10.980	$9.250	$10.220	$9.830	$9.260

Income (loss) from investment operations:
Net investment income1	0.521	0.628	0.500	0.527	0.496
Net realized and unrealized gain (loss) on investments and foreign currencies	0.345	1.721	(0.926)	0.207	0.227
Total from investment operations	0.866	2.349	(0.426)	0.734	0.723

Less dividends and distributions from:
Net investment income	(0.539)	(0.619)	(0.405)	(0.318)	(0.153)
Net realized gain on investments	(0.027)	–	(0.139)	(0.026)	–
Total dividends and distributions	(0.566)	(0.619)	(0.544)	(0.344)	(0.153)

Net asset value, end of period	$11.280	$10.980	$9.250	$10.220	$9.830

Total return2	8.06%	26.96%	(4.54% )	7.63%	7.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$659,032	$652,804	$542,074	$521,511	$294,248
Ratio of expenses to average net assets	0.70%	0.73%	0.73%	0.73%	0.79%
Ratio of net investment income to average net assets	4.68%	6.33%	5.16%	5.30%	5.26%
Portfolio turnover	237%	202%	244%	299%	311%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-25

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$10.920	$9.200	$10.180	$9.790	$9.230

Income (loss) from investment operations:
Net investment income1	0.491	0.603	0.476	0.502	0.472
Net realized and unrealized gain (loss) on investments and foreign currencies	0.351	1.712	(0.937)	0.209	0.218
Total from investment operations	0.842	2.315	(0.461)	0.711	0.690

Less dividends and distributions from:
Net investment income	(0.515)	(0.595)	(0.380)	(0.295)	(0.130)
Net realized gain on investments	(0.027)	–	(0.139)	(0.026)	–
Total dividends and distributions	(0.542)	(0.595)	(0.519)	(0.321)	(0.130)

Net asset value, end of period	$11.220	$10.920	$9.200	$10.180	$9.790

Total return2	7.87%	26.66%	(4.90% )	7.41%	7.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,100,754	$791,973	$431,062	$357,115	$208,724
Ratio of expenses to average net assets	0.95%	0.98%	0.98%	0.98%	1.04%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.00%	1.03%	1.03%	1.03%	1.09%
Ratio of net investment income to average net assets	4.43%	6.08%	4.91%	5.05%	5.01%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.38%	6.03%	4.86%	5.00%	4.96%
Portfolio turnover	237%	202%	244%	299%	311%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls—The Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Series to buy a security. The Series accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Series’ portfolio turnover rate.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $80,466 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$880,745	$18,518	$230,976	$13,416
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $42,351 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$3,417,320,144
Purchases of U.S. government securities	470,472,091
Sales other than U.S. government securities	3,201,650,028
Sales of U.S. government securities	459,717,583

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,938,142,491	$71,983,298	$(24,877,457)	$47,105,841

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$385,269,917	$2,064,802	$387,334,719
Corporate Debt	–	1,003,507,496	2,391,358	1,005,898,854
Foreign Debt	–	233,406,477	–	233,406,477
Municipal Bonds	–	1,930,610	–	1,930,610
Common Stock	1,905	–	7	1,912
Other	–	2,604,622	1	2,604,623
Securities Lending Collateral	–	87,840,165	–	87,840,165
Short-Term	–	221,970,525	–	221,970,525
U.S. Treasury Obligations	–	44,260,447	–	44,260,447
Total	$1,905	$1,980,790,259	$4,456,168	$1,985,248,332

Foreign Currency Exchange Contracts	$–	$(2,181,615)	$–	$(2,181,615)
Futures Contracts	1,353,429	–	–	1,353,429
Swap Contracts	–	3,650,037	–	3,650,037

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt
Balance as of 12/31/09	$3,546,079	$1,784,192	$13,314,692
Net realized gain (loss)	(440,086)	3,342	125,436
Purchases	2,052,398	3,157,925	945,577
Sales	(1,448,802)	(55,970)	(7,747,700)
Transfers out of Level 3	(2,150,000)	(2,382,741)	(6,165,812)
Net change in unrealized appreciation/depreciation	505,213	(115,390)	(472,193)
Balance as of 12/31/10	$2,064,802	$2,391,358	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$12,404	$(54,213)	$–
			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/09	$7	$1	$78,748	$18,723,719
Net realized loss	–	–	–	(311,308)
Purchases	–	–	–	6,155,900
Sales	–	–	(93,759)	(9,346,231)
Transfers out of Level 3	–	–	–	(10,698,553)
Net change in unrealized appreciation/depreciation	–	–	15,011	(67,359)
Balance as of 12/31/10	$7	$1	$–	$4,456,168

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$–	$–	$(74,763)	$(116,572)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

During the year ended December 31, 2010, the Series made transfers out of Level 3 investments into Level 2 investments in the amount of $10,698,553. This was due to the Series’ pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the year ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series.

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$75,482,631	$66,017,907

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,572,103,466
Undistributed ordinary income	124,211,384
Undistributed long-term capital gains	26,410,778
Post-October currency losses	(873,691)
Other temporary differences	(9,419,470)
Unrealized appreciation of investments,
swap contracts and foreign currencies	47,353,378
Net assets	$1,759,785,845

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts and tax treatment of contingent payment debt instruments and CDS contracts.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2010 through December 31, 2010 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, tax treatment of contingent payment debt instruments and CDS contracts, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2010, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(9,407,416)	$9,407,416

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	4,629,663	16,003,816
Service Class	35,331,894	32,789,932

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,483,614	4,086,207
Service Class	3,895,263	3,342,803
	45,340,434	56,222,758
Shares repurchased:
Standard Class	(7,142,085)	(19,235,858)
Service Class	(13,581,594)	(10,466,803)
	(20,723,679)	(29,702,661)
Net increase	24,616,755	26,520,097

Diversified Income Series-31

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Diversified Income Series-32

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2010, the net unrealized appreciation of credit default swaps was $3,650,037. The Series has posted $1,360,000 as collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of December 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been required to pay $52,925,000 less the value of the contracts’ related reference obligations. The Series received $5,652,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at December 31, 2010, the notional value of the protection sold was $6,365,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2010, the net unrealized appreciation of the protection sold was $199,330.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Diversified Income Series-33

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign exchange contracts	Receivables and other assets		Liabilities net of receivables and
(Forward currency contracts)	net of liabilities	$261,570	other assets	$(2,443,185)

Interest rate contracts	Receivables and other assets		Liabilities net of receivables and
(Futures contracts)	net of liabilities	1,353,429	other assets	—

Credit contracts	Receivables and other assets		Liabilities net of receivables and
(Swap contracts)	net of liabilities	3,650,037	other assets	—
Total		$5,265,036		$(2,443,185)

Statement of Operations
The effect of derivative instruments on the statement of operations for the six months ended December 31, 2010 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(11,904,757)	$(1,623,088)

Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	4,078,688	(453,774)

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(5,974,763)	4,427,893
Total		$(13,800,832)	$2,351,031

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Diversified Income Series-34

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $93,698,030, for which the Series received collateral, comprised of non-cash collateral valued at $7,267,446, and cash collateral of $89,645,169. At December 31, 2010, the value of invested collateral was $87,840,165. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

Diversified Income Series-35

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)
100%

____________________

(A) is based on a percentage of the Series’ total distributions.

Diversified Income Series-36

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Diversified Income Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Diversified Income Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Diversified Income Series-37

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Diversified Income Series-38

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Diversified Income Series-39

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Diversified Income Series-40

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPDIVINC [12/10] DG3 16160 (2/11) (6908)	Diversified Income Series-41

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Country and sector allocations	5

> Statement of net assets	6

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Report of independent registered public accounting firm	19

> Other Series information	20

> Board of trustees/directors and officers addendum	21

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP Emerging Markets Series returned +18.49% for Standard Class shares and +18.21% for Service Class shares, both with all distributions reinvested. For the same period, the Series’ benchmark, the MSCI Emerging Markets Index, returned +19.19% (gross) and +18.87% (net).

     Continuing a pattern of outperformance that began as world stock markets bottomed in March 2009, emerging equity markets outpaced their developed-economy counterparts during the Series’ fiscal year. Generally speaking, the emerging market asset class benefited from rising commodity prices, abundant liquidity, historically low interest rates, a moderately weak dollar, large fund inflows, and a global economic recovery.

     Additionally, although emerging market stocks characteristically retained their elevated level of volatility, the group generally benefited from below-average levels of fiscal distress and above-average levels of economic growth relative to the developed world. Also, with relatively low levels of government and household debt, developing economies did not face the headwind of private and public sector deleveraging that continues to restrain growth and employment in the United States, Europe, and Japan.

     On an individual security level, the Malaysia-based property developer UEM Land Holdings contributed to the Series’ relative performance. We believe the company’s key asset — a land bank in the Ishkandar Development Region of southern Johor — has significant growth potential given its close proximity to land-strapped Singapore. The Malaysian and Singaporean governments formally pledged to cooperate in developing the region, and further progress has been made since that agreement was signed. Also contributing to the Series’ relative performance was Gudang Garam, an Indonesian-based tobacco producer whose stock price more than doubled. The company benefited from operational improvements and excise tax reform that favored large producers.

     Conversely, the Series’ holdings in Shanda Games detracted from performance after the company gave weak earnings guidance early in the Series’ fiscal year. A provider and operator of online games, the subdued near-term outlook was caused in part by rising costs associated with the introduction of new features and enhancements to existing products and to a decline in per-user revenue. We remain optimistic about the company’s longer-term prospects, however, and used periods of weakness to add to the Series’ position at what we viewed as favorable prices. Cemex, the Mexico-based global cement company, performed poorly during the fiscal year due to the slower-than-expected economic recovery in key markets, particularly the U.S., as well as continued investor concerns about its high balance-sheet leverage.

     While in our view emerging markets will likely retain their historically elevated level of volatility compared with stocks in developed nations, we believe that the convergence of several secular trends should support prices going forward. In particular, the gradual evolution of large middle classes in many emerging market countries will likely have highly positive implications for economic growth, and for companies that benefit from increased consumer spending. We also believe that there will likely be further progress toward financial transparency, which should further bolster investor confidence in the asset class.

     Naturally, there are concerns as well. The powerful rally in emerging market stocks during the last eighteen months has pushed overall valuations on some metrics to levels above those found in developed markets. While not prohibitively expensive, particularly considering their strong growth profile, emerging market stocks are no longer cheap. In addition, several countries — most notably China — face difficult choices in dealing with economic overheating and the rapid inflows of “hot” money seeking higher yields. Despite having made enormous progress in creating more flexible financial systems, in our view, defusing these troublesome issues will not be easy, especially given the likelihood of continued imbalances in the pace of economic growth between developed and emerging economies.

     In spite of these concerns, we believe the longer-term outlook remains favorable, both on a macroeconomic level and for individual companies. We remain committed to finding what we view as high-quality business franchises with above-average growth potential whose shares trade at meaningful discounts to our conservative estimates of their intrinsic value.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Emerging Markets Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 1, 1997)	+18.49%	+0.74%	+12.54%	+19.22%	+10.55%
Service Class shares (commenced operations on May 1, 2000)	+18.21%	+0.49%	+12.25%	+18.95%	+15.72%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.66%, while total operating expenses for Standard Class and Service Class shares were 1.41% and 1.71%, respectively. The management fee for Standard Class and Service Class shares was 1.25%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010		Starting value	Ending value
––	Delaware VIP Emerging Markets Series (Standard Class shares)	$10,000	$57,995
––	MSCI Emerging Markets Index (gross)	$10,000	$44,998
– –	MSCI Emerging Markets Index (net)	$10,000	$43,700

The chart shows a $10,000 investment in the Delaware VIP Emerging Markets Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the MSCI Emerging Markets Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The MSCI Emerging Markets Index measures equity market performance across emerging market countries worldwide. Index “gross” return approximates the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class Shares	$1,000.00	$1,294.60	1.38%	$7.98
Service Class Shares	1,000.00	1,293.40	1.63%	9.42
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,018.25	1.38%	$7.02
Service Class Shares	1,000.00	1,016.99	1.63%	8.29

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Emerging Markets Series-4

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Country and Sector Allocations
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	92.69%
Argentina	3.48%
Australia	0.07%
Brazil	11.49%
China/Hong Kong	12.18%
Hungary	1.04%
India	1.38%
Indonesia	1.26%
Israel	0.92%
Kingdom of Bahrain	0.16%
Malaysia	3.22%
Mexico	5.25%
Peru	1.10%
Philippines	0.24%
Poland	1.31%
Republic of Korea	10.19%
Russia	8.56%
South Africa	9.48%
Taiwan	7.34%
Thailand	3.06%
Turkey	2.72%
United Kingdom	0.76%
United States	7.48%
Preferred Stock by Country	6.03%
Brazil	3.20%
Republic of Korea	1.85%
Russia	0.98%
Participation Notes	0.05%
Securities Lending Collateral	13.35%
Total Value of Securities	112.12%
Obligation to Return Securities Lending Collateral	(13.44%)
Receivables and Other Assets Net of Liabilities	1.32%
Total Net Assets	100.00%

Common Stock, Preferred Stock
and Participation Notes by Sector
Consumer Discretionary	5.16%
Consumer Staples	10.72%
Energy	16.26%
Financials	16.11%
Industrials	3.37%
Information Technology	12.89%
Materials	16.97%
Telecommunication Services	12.21%
Utilities	5.08%
Total	98.77%

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
December 31, 2010

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–92.69%Δ
Argentina–3.48%
*@Cresud ADR	725,538	$13,770,711
†#Grupo Clarin Class B 144A GDR	209,100	2,126,798
*IRSA Inversiones y
Representaciones ADR	315,012	5,068,543
*Pampa Energia ADR	50,000	850,000
		21,816,052
Australia–0.07%
†Alara Resources	119,472	43,954
@†Strike Resources	907,648	398,855
		442,809
Brazil–11.49%
AES Tiete	359,636	4,659,199
Banco Santander Brasil ADR	393,000	5,344,800
*Braskem ADR	88,199	2,213,795
Centrais Eletricas Brasileiras	1,107,023	14,835,463
Cyrela Brazil Realty	114,015	1,501,147
*†Fibria Celulose ADR	272,283	4,356,528
†Hypermarcas	64,500	875,650
Itau Unibanco Holding ADR	240,477	5,773,841
Petroleo Brasileiro SA ADR	285,400	10,799,536
Petroleo Brasileiro SP ADR	453,795	15,506,176
*Tim Participacoes ADR	98,328	3,356,918
Triunfo Participacoes e Investmentos	61,000	358,380
*Vale ADR	78,502	2,372,330
		71,953,763
China/Hong Kong–12.18%
*†Alibaba.com	1,722,000	3,088,412
Bank of China Class H	9,460,000	4,990,158
†Bitauto Holdings ADR	42,000	371,280
China Construction Bank Class H	4,279,775	3,837,894
*China Mobile ADR	173,600	8,614,033
*China Petroleum & Chemical ADR	27,088	2,592,051
China Telecom	3,074,000	1,609,673
China Unicom	3,327,021	4,759,919
*China Unicom ADR	568,192	8,096,736
First Pacific	3,183,285	2,866,902
Fosun International	148,208	108,880
†Foxconn International Holdings	1,766,000	1,233,757
Franshion Properties China	9,558,000	2,877,545
*†Hollysys Automation Technologies	145,100	2,199,716
*Huadian Power International	7,932,000	1,551,192
Industrial & Commercial Bank of China	6,165,500	4,592,891
†Leoch International Technology	300,000	159,408
*†Metallurgical	1,554,000	685,779
PetroChina Class H	2,128,000	2,781,664
*PetroChina ADR	50,000	6,574,500
*†Shanda Games ADR	284,625	1,832,985
Sinotrans	4,326,332	1,185,601
Tianjin Development Holdings	3,599,500	3,413,099
†Tom Group	26,212,004	2,731,647
Travelsky Technology	2,772,961	2,896,937
†Xueda Education Group ADR	53,400	601,818
		76,254,477
Hungary–1.04%
*†OTP Bank	270,000	6,513,371
		6,513,371
India–1.38%
†Coal India	115,074	810,054
†Indiabulls Real Estate GDR	44,628	139,284
Oil India	19,385	611,822
#Reliance Industries 144A GDR	143,410	6,811,975
*†Sify Technologies ADR	102,500	231,650
		8,604,785
Indonesia–1.26%
Gudang Garam	107,500	477,248
Tambang Batubara Bukit Asam	2,919,097	7,435,435
		7,912,683
Israel–0.92%
Israel Chemicals	333,516	5,756,133
		5,756,133
Kingdom of Bahrain–0.16%
=†#Aluminum Bahrain 144A GDR	91,200	1,016,880
		1,016,880
Malaysia–3.22%
Eastern & Oriental	6,023,062	2,304,918
Hong Leong Bank	1,451,575	4,330,951
KLCC Property Holdings	1,766,200	1,918,849
Media Prima	1,055,500	889,995
Oriental Holdings	1,723,920	3,125,251
†Petronas Chemicals Group	1,870,500	3,348,520
†UEM Land Holdings	5,336,532	4,222,844
		20,141,328
Mexico–5.25%
America Movil Series L ADR	118,421	6,790,260
*†Cemex ADR	734,198	7,863,264
*†Empresas ICA	1,242,768	3,173,312
Fomento Economico Mexicano ADR	130,507	7,297,951
Grupo Televisa ADR	300,000	7,779,000
		32,903,787
Peru–1.10%
Cia de Minas Buenaventura ADR	140,940	6,900,422
		6,900,422
Philippines–0.24%
Philippine Long Distance Telephone ADR	25,926	1,510,708
		1,510,708
Poland–1.31%
Polska Grupa Energetyczna	470,487	3,679,795
†Polski Koncern Naftowy Orlen	293,760	4,537,676
		8,217,471
Republic of Korea–10.19%
CJ	51,355	3,613,743
*KB Financial Group ADR	186,596	9,869,086
†Korea Electric Power	127,730	3,440,309
*†Korea Electric Power ADR	200,000	2,702,000
KT	112,200	4,628,094
*LG Display ADR	208,709	3,704,585
Lotte Chilsung Beverage	9	7,706
Lotte Confectionery	3,264	4,389,843

Emerging Markets Series-6

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Republic of Korea (continued)
Samsung Electronics	21,415	$18,125,158
†SK Communications	107,325	1,641,582
SK Holdings	9,171	1,141,007
SK Telecom	13,785	2,133,064
*SK Telecom ADR	452,665	8,433,149
		63,829,326
Russia–8.56%
@†Chelyabinsk Zink Plant GDR	77,800	330,261
=@†Enel OGK-5 GDR	15,101	69,413
*Gazprom ADR	650,000	16,412,501
LUKOIL ADR	26,333	1,506,774
*LUKOIL ADR (London International
Exchange)	150,000	8,475,000
*MMC Norilsk Nickel ADR	155,897	3,690,082
Mobile TeleSystems ADR	173,503	3,620,997
Sberbank	3,201,818	10,908,594
Surgutneftegaz ADR	336,052	3,562,151
=†TGK-5 GDR	6,229	14,993
*VTB Bank GDR	774,991	5,021,942
		53,612,708
South Africa–9.48%
ArcelorMittal South Africa	421,035	5,034,625
Blue Label Telecoms	462,103	491,050
*Gold Fields ADR	340,348	6,170,509
Impala Platinum Holdings	152,575	5,365,113
JD Group	545,025	4,771,540
Sasol	121,822	6,367,475
*Sasol ADR	73,227	3,811,465
Standard Bank Group	317,616	5,156,174
Sun International	188,959	3,008,227
Tongaat Hulett	245,237	4,016,334
Vodacom Group	1,316,693	15,200,103
		59,392,615
Taiwan–7.34%
Cathay Financial Holding	2,129,135	3,773,612
†Evergreen Marine	5,532,000	5,746,301
Formosa Chemicals & Fibre	2,322,990	7,820,281
Hon Hai Precision Industry	721,280	2,905,396
MediaTek	679	9,719
†MStar Semiconductor	77,000	741,755
President Chain Store	1,660,320	7,655,571
Taiwan Semiconductor Manufacturing	2,669,864	6,498,469
United Microelectronics	7,517,461	4,200,707
*United Microelectronics ADR	628,254	1,985,283
†Walsin Lihwa	7,280,100	4,617,136
		45,954,230
Thailand–3.06%
Bangkok Bank-Foreign	717,191	3,627,583
PTT Exploration & Production-Foreign	580,023	3,231,969
Siam Cement NVDR	1,088,634	12,312,577
		19,172,129
Turkey–2.72%
†Alarko Gayrimenkul Yatirim Ortakligi	56,976	615,246
Alarko Holding	1,133,310	2,726,882
†Torunlar Gayrimenkul Yatirim Ortakligi	595,651	2,480,109
Turkcell Iletisim Hizmet	414,125	2,833,529
Turkiye Is Bankasi Class C	549,037	1,958,430
†Turkiye Sise ve Cam Fabrikalari	1,929,432	3,403,629
Yazicilar Holding Class A	347,478	3,031,052
		17,048,877
United Kingdom–0.76%
Anglo American ADR	104,315	2,723,789
@†Griffin Mining	1,846,472	1,980,405
†Mwana Africa	470,093	77,004
		4,781,198
United States–7.48%
Archer-Daniels-Midland	172,300	5,182,784
Avon Products	251,000	7,294,060
*Bunge	180,000	11,793,600
†Google Class A	9,000	5,345,730
†MEMC Electronic Materials	200,000	2,252,000
†Yahoo	900,000	14,967,000
		46,835,174
Total Common Stock
(cost $513,263,466)		580,570,926

PREFERRED STOCK–6.03%Δ
Brazil–3.20%
†Braskem Class A	324,568	3,983,881
Vale Class A 1.93%	550,000	16,073,635
		20,057,516
Republic of Korea–1.85%
†CJ	31,500	786,622
Hyundai Motor	76,342	4,323,493
Samsung Electronics 0.72%	11,195	6,479,871
		11,589,986
Russia–0.98%
AK Transneft 0.58%	4,387	6,097,930
		6,097,930
Total Preferred Stock
(cost $23,790,503)		37,745,432

PARTICIPATION NOTES–0.05%
=†@#Lehman Indian Oil CW 12 LEPO 144A	100,339	46,103
=†#Lehman Oil & Natural Gas CW 12
LEPO 144A	146,971	254,060
Total Participation Notes
(cost $4,952,197)		300,163

Total Value of Securities
Before Securities Lending
Collateral–98.77%
(cost $542,006,166)		618,616,521

Emerging Markets Series-7

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
SECURITIES LENDING
COLLATERAL**– 13.35%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	483,379	$465,155
Delaware Investments
Collateral Fund No. 1	83,178,902	83,178,902
†@ Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral
(cost $84,157,049)		83,644,057

TOTAL VALUE OF SECURITIES–112.12% (cost $626,163,215)	702,260,578 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(13.44%)	(84,157,049)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.32%	8,252,886
NET ASSETS APPLICABLE TO 28,274,366 SHARES OUTSTANDING–100.00%	$626,356,415
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES
STANDARD CLASS ($266,237,922 / 11,999,622 Shares)	$22.19
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES
SERVICE CLASS ($360,118,493 / 16,274,744 Shares)	$22.13
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$555,365,547
Undistributed net investment income	8,308,936
Accumulated net realized loss on investments	(14,169,095)
Net unrealized appreciation of investments and foreign currencies	76,851,027
Total net assets	$626,356,415
____________________
Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Country and sector allocations.”
*	Fully or partially on loan.
†	Non income producing security.
=
Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $1,401,449, which represented 0.22% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $16,595,748, which represented 2.65% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $10,255,816, which represented 1.64% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

©	Includes $81,297,222 of securities loaned.
**	See Note 9 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends	$17,660,117
Securities lending income	142,003
Interest	45,530
Foreign tax withheld	(914,764)
16,932,886
EXPENSES:
Management fees	6,512,839
Distribution expenses – Service Class	861,042
Custodian fees	306,290
Accounting and administration expenses	206,787
Reports and statements to shareholders	71,206
Dividend disbursing and transfer agent fees and expenses	65,487
Audit and tax	43,282
Legal fees	38,043
Trustees’ fees	29,429
Insurance fees	22,240
Pricing fees	8,702
Consulting fees	7,226
Dues and services	4,139
Trustees’ expenses	1,811
Registration fees	1,607
8,180,130
Less waiver of distribution expenses – Service Class	(143,482)
Less expense paid indirectly	(2)
Total operating expenses	8,036,646

NET INVESTMENT INCOME	8,896,240

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	2,452,163
Foreign currencies	418,781
Foreign currency exchange contracts	(639,516)
Net realized gain	2,231,428
Net change in unrealized appreciation/depreciation
of investments and foreign currencies (net of
Indian Rupee capital gains tax of $25,808)	81,081,320

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	83,312,748

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$92,208,988

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$8,896,240	$3,802,279
Net realized gain (loss) on investments and
foreign currencies	2,231,428	(16,579,417)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	81,081,320	247,029,440
Net increase in net assets
resulting from operations	92,208,988	234,252,302

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,830,573)	(2,625,767)
Service Class	(1,663,683)	(1,951,606)
Net realized gain on investments:
Standard Class	–	(8,181,947)
Service Class	–	(8,275,986)
	(3,494,256)	(21,035,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	48,209,411	64,207,874
Service Class	114,061,000	72,781,872
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,422,552	10,807,714
Service Class	1,663,683	10,227,592
	165,356,646	158,025,052
Cost of shares repurchased:
Standard Class	(67,126,476)	(90,754,718)
Service Class	(72,505,558)	(93,602,954)
	(139,632,034)	(184,357,672)
Increase (Decrease) in net assets derived
from capital share transactions	25,724,612	(26,332,620)

NET INCREASE IN NET ASSETS	114,439,344	186,884,376

NET ASSETS:
Beginning of year	511,917,071	325,032,695
End of year (including undistributed
net investment income of $8,308,936
and $3,127,687, respectively)	$626,356,415	$511,917,071

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$18.870	$11.290	$27.840	$22.240	$18.200

Income (loss) from investment operations:
Net investment income1	0.352	0.152	0.282	0.267	0.457
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.115	8.173	(12.865)	7.564	4.340
Total from investment operations	3.467	8.325	(12.583)	7.831	4.797

Less dividends and distributions from:
Net investment income	(0.147)	(0.181)	(0.355)	(0.419)	(0.243)
Net realized gain on investments	–	(0.564)	(3.612)	(1.812)	(0.514)
Total dividends and distributions	(0.147)	(0.745)	(3.967)	(2.231)	(0.757)

Net asset value, end of period	$22.190	$18.870	$11.290	$27.840	$22.240

Total return2	18.49%	78.11%	(51.56% )	38.86%	27.13%

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$266,238	$245,149	$159,025	$346,779	$189,572
Ratio of expenses to average net assets	1.40%	1.39%	1.41%	1.47%	1.51%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.40%	1.41%	1.41%	1.48%	1.56%
Ratio of net investment income to average net assets	1.84%	1.07%	1.48%	1.09%	2.37%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.84%	1.05%	1.48%	1.08%	2.32%
Portfolio turnover	21%	28%	42%	92%	67%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$18.830	$11.250	$27.750	$22.180	$18.160

Income (loss) from investment operations:
Net investment income1	0.304	0.117	0.235	0.205	0.409
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.108	8.160	(12.829)	7.548	4.328
Total from investment operations	3.412	8.277	(12.594)	7.753	4.737

Less dividends and distributions from:
Net investment income	(0.112)	(0.133)	(0.294)	(0.371)	(0.203)
Net realized gain on investments	–	(0.564)	(3.612)	(1.812)	(0.514)
Total dividends and distributions	(0.112)	(0.697)	(3.906)	(2.183)	(0.717)

Net asset value, end of period	$22.130	$18.830	$11.250	$27.750	$22.180

Total return2	18.21%	77.67%	(51.68% )	38.51%	26.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$360,118	$266,768	$166,008	$313,510	$157,737
Ratio of expenses to average net assets	1.65%	1.64%	1.66%	1.72%	1.76%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.70%	1.71%	1.71%	1.78%	1.86%
Ratio of net investment income to average net assets	1.59%	0.82%	1.23%	0.84%	2.12%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.54%	0.75%	1.18%	0.78%	2.02%
Portfolio turnover	21%	28%	42%	92%	67%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-11

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $2 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $26,054 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$638,075	$6,408	$73,375	$4,368
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $8,911 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$131,222,985
Sales	$105,487,287

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$628,594,437	$140,052,556	$(66,386,415)	$73,666,141

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$574,619,052	$4,850,588	$1,101,286	$580,570,926
Other	37,745,432	–	300,163	38,045,595
Securities Lending Collateral	–	83,644,057	–	83,644,057
Total	$612,364,484	$88,494,645	$1,401,449	$702,260,578

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/09	$63,150	$262,566	$22,148	$347,864
Purchases	1,091,664	–	–	1,091,664
Sales	–	–	(26,370)	(26,370)
Realized loss	(9)	–	–	(9)
Net change in unrealized appreciation/depreciation	(53,519)	37,597	4,222	(11,700)
Balance as of 12/31/10	$1,101,286	$300,163	$–	$1,401,449

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(53,519)	$37,597	$(21,027)	$(36,949)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$3,494,256	$9,069,133
Long-term capital gain	–	11,966,173
	$3,494,256	$21,035,306

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$555,365,547
Undistributed ordinary income	10,124,103
Capital loss carryforwards	(13,416,697)
Post-October currency losses	(136,343)
Unrealized appreciation of investments
and foreign currencies	74,419,805
Net assets	$626,356,415

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments in passive foreign investment companies.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2010 through December 31, 2010 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, recharacterization of gains (losses) on passive foreign investment companies, and tax treatment of foreign capital gains taxes. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2010, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income	Loss	Capital
$(220,735)	$250,289	$(29,554)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $2,289,958 was utilized in 2010. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $13,416,697 expires in 2017.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	2,475,492	4,590,499
Service Class	5,884,817	5,077,451

Shares issued upon reinvestment of dividends and distributions:
Standard Class	73,860	938,985
Service Class	86,470	888,583
	8,520,639	11,495,518
Shares repurchased:
Standard Class	(3,542,661)	(6,623,444)
Service Class	(3,863,488)	(6,553,969)
	(7,406,149)	(13,177,413)
Net increase (decrease)	1,114,490	(1,681,895)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

No foreign currency exchange contracts were outstanding at December 31, 2010.

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $81,297,222, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $83,644,057. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Emerging Markets Series-17

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends1
100%	11%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

The Series intends to pass through foreign tax credits in the maximum amount of $605,515. The gross foreign source income earned during the fiscal year 2010 by the Series was $17,501,681.

Emerging Markets Series-18

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Emerging Markets Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Emerging Markets Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Emerging Markets Series-19

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Emerging Markets Series-20

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Emerging Markets Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Emerging Market Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPEM [12/10] DG3 16161 (2/11) (6908)	Emerging Markets Series-23

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series)

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation and top 10 holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	17

> Other Series information	18

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP Smid Cap Growth Series Standard Class shares returned +36.32%, while Service Class shares returned +35.99% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 2500™ Growth Index, returned +28.86%.

     At the start of the fiscal year, the economy seemed to have put recession in the rearview mirror, but troubling and often contradictory signs remained. Analysts welcomed favorable corporate earnings but worried about real revenue growth; mergers and acquisitions (M&A) and share buybacks seemed to be back in vogue but corporations still had plenty of “cash on the sidelines”; the Federal Reserve stayed creative with nontraditional stimulus measures but high unemployment continued to limit consumer activity and many analysts wondered whether the recovery were artificial.

     In reality, very little had changed by the end of the Series’ fiscal year. The economy experienced a relatively solid growth rate in the fourth quarter of 2010 (compared with prior periods) though it slowed in the months that followed as a weak labor market maintained a tight grip on consumer activity. Corporate earnings have been well received by investors, although analysts hoped to see more signs of revenue growth. The corporate buying spree continued as companies sought diversification through acquisition, and management returned significant cash to shareholders through buybacks and dividends. Still, an estimated $1 trillion remained in cash on corporate balance sheets.

     VeriFone Holdings, a manufacturer of secure electronic payment systems, was a strong performer for the Series during the fiscal year. Following a high-profile accounting restatement that sent its shares tumbling in 2007, the company successfully navigated through a difficult consumer-spending environment (source: Bloomberg). We believe the electronic payment business offers significant growth potential as many consumers around the globe increasingly choose debit, credit, and mobile devices to pay for purchases.

     Strayer Education was a significant detractor for the Series during the fiscal year. The company, a for-profit education company that offers undergraduate and graduate level degrees at campuses around the United States, came under intense scrutiny during the fiscal year, reversing previous gains. Investor concerns about the effect of future government regulation on the for-profit education market apparently put downward pressure on stocks across this sector. However, we believe that the company should overcome the controversy and demand for these programs, which target primarily working-adult students, is likely to continue.

     Strayer has benefited from solid enrollment growth and maintained a strong cash position, which has been strategically reinvested in future growth. We opportunistically added to the Series’ position based on our positive outlook.

     While many investors may believe the worst is behind us, we still see legacy effects of the financial crisis and economic downturn that may hinder overall growth in the future. The sovereign debt issues in Europe and ballooning deficits at home are reminders of the daily battles the markets will face. We do not anticipate a post-recessionary boom, and we think it is more likely that there could be a flat-to-moderate growth cycle with ongoing shifts in investor sentiment. While macro factors cannot be avoided these days as part of our analysis, we are not looking to take on more cyclical risk based on economic forecasts and trends.

     Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and deliver shareholder value in a variety of market environments.

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Smid Cap Growth Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 12, 1991)	+36.32%	+5.63%	+7.20%	+4.69%	+9.42%
Service Class shares (commenced operations on May 1, 2000)	+35.99%	+5.37%	+6.94%	+4.46%	+2.66%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

On Jan. 21, 2010, the Board of Trustees of the Series approved certain name, investment strategy, policy, and other changes to the Series. In connection with these changes, the management team has also changed. For more complete information regarding these changes please obtain a copy of the Series’ prospectus, which contains a supplement dated Jan. 21, 2010. These changes are significant and may affect future performance. A prospectus, along with the supplement, may be obtained by calling 800 523-1918.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.32%, while total operating expenses for Standard Class and Service Class shares were 1.07% and 1.37%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Smid Cap Growth Series-2

Delaware VIP® Smid Cap Growth Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
–– Delaware VIP Smid Cap Growth Series (Standard Class shares)	$10,000	$15,817
–– Russell 2500 Growth Index (current benchmark)	$10,000	$15,077
– – Russell Midcap Growth Index (former benchmark)	$10,000	$13,592

The chart shows a $10,000 investment in the Delaware VIP Smid Cap Growth Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the Russell 2500 Growth Index and the Russell Midcap Growth Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Smid Cap Growth Series-3

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,316.40	0.81%	$4.73
Service Class	1,000.00	1,315.30	1.06%	6.19
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.81%	$4.13
Service Class	1,000.00	1,019.86	1.06%	5.40

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Sector Allocation and Top 10 Holdings
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	94.66%
Consumer Discretionary	20.59%
Consumer Staples	7.02%
Energy	4.24%
Financial Services	15.82%
Health Care	12.12%
Producer Durables	7.83%
Technology	22.63%
Utilities	4.41%
Short-Term Investments	5.49%
Securities Lending Collateral	3.31%
Total Value of Securities	103.46%
Obligation to Return Securities Lending Collateral	(3.43%)
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Affiliated Managers Group	4.83%
SBA Communications Class A	4.76%
Polycom	4.58%
Strayer Education	4.47%
Expeditors International of Washington	4.44%
j2 Global Communications	4.41%
Core Laboratories	4.24%
Weight Watchers International	4.12%
Techne	4.04%
Perrigo	3.90%

Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of Net Assets
December 31, 2010

	Number of
	Shares	Value
COMMON STOCK–94.66%
Consumer Discretionary–20.59%
*†DineEquity	214,600	$10,596,948
*Fastenal	212,400	12,724,884
Gentex	364,800	10,783,488
†Interval Leisure Group	509,200	8,218,488
*Ritchie Brothers Auctioneers	462,600	10,662,930
*Strayer Education	129,431	19,701,987
*Weight Watchers International	484,400	18,160,156
		90,848,881
Consumer Staples–7.02%
*†Peet’s Coffee & Tea	357,686	14,929,814
†Whole Foods Market	316,700	16,021,853
		30,951,667
Energy–4.24%
*Core Laboratories	210,172	18,715,817
		18,715,817
Financial Services–15.82%
†Affiliated Managers Group	214,600	21,292,612
Heartland Payment Systems	713,724	11,005,624
†IntercontinentalExchange	124,100	14,786,515
†MSCI Class A	300,400	11,703,584
†optionsXpress Holdings	702,500	11,008,175
		69,796,510
Health Care–12.12%
†ABIOMED	689,900	6,629,939
†athenahealth	287,293	11,773,267
*Perrigo	272,000	17,225,760
Techne	271,600	17,835,972
		53,464,938
Producer Durables–7.83%
Expeditors International of Washington	359,000	19,601,400
Graco	378,100	14,916,045
		34,517,445
Technology–22.63%
Blackbaud	643,414	16,664,423
†Polycom	518,712	20,219,394
†SBA Communications Class A	512,800	20,994,031
†Teradata	243,000	10,001,880
†VeriFone Holdings	436,800	16,843,008
*†VeriSign	462,270	15,102,361
		99,825,097
Utilities–4.41%
†j2 Global Communications	672,100	19,457,295
		19,457,295
Total Common Stock
(cost $328,547,567)		417,577,650

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–5.49%
Discount Notes–4.10%
Federal Home Loan Bank
0.001% 1/3/11	$5,263,013	5,263,013
0.001% 1/5/11	1,929,888	1,929,885
0.001% 1/11/11	206,924	206,922
0.030% 1/26/11	5,263,013	5,262,876
0.098% 1/7/11	5,433,072	5,433,051
		18,095,747
U.S. Treasury Obligation–1.39%
U.S. Treasury Bill 0.025% 1/13/11	6,140,182	6,140,145
		6,140,145

Total Short-Term Investments
(cost $24,235,828)		24,235,892

Total Value of Securities Before
Securities Lending Collateral–100.15%
(cost $352,783,395)		441,813,542

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–3.31%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	607,239	584,346
Delaware Investments Collateral Fund No. 1	14,002,597	14,002,597
†@Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral
(cost $15,127,819)		14,586,943

Smid Cap Growth Series-6

Delaware VIP® Smid Cap Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.46% (cost $367,911,214)	$456,400,485 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(3.43%)	(15,127,819)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(123,336)
NET ASSETS APPLICABLE TO 19,995,043 SHARES OUTSTANDING–100.00%	$441,149,330
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES STANDARD CLASS ($324,450,125 / 14,604,478 Shares)	$22.22
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS ($116,699,205 / 5,390,565 Shares)	$21.65
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$334,919,071
Undistributed net investment income	4,392,586
Accumulated net realized gain on investments	13,348,402
Net unrealized appreciation of investments	88,489,271
Total net assets	$441,149,330

____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at time of purchase.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0 which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
©	Includes $14,544,929 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Trust —
Delaware VIP Smid Cap Growth Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends	$5,382,397
Securities lending income	125,827
Interest	3,177
Foreign tax withheld	(11,112)
5,500,289

EXPENSES:
Management fees	866,572
Distribution expenses – Service Class	92,578
Accounting and administration expenses	45,586
Reports and statements to shareholders	44,786
Legal fees	20,338
Dividend disbursing and transfer agent fees and expenses	20,002
Audit and tax	15,913
Trustees’ fees	6,310
Insurance fees	5,258
Custodian fees	3,359
Dues and services	784
Trustees’ expenses	657
Consulting fees	528
Registration fees	233
Pricing fees	225
1,123,129
Less waiver of distribution expenses – Service Class	(15,425)
Less expense paid indirectly	(1)
Total operating expenses	1,107,703

NET INVESTMENT INCOME	4,392,586

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	18,382,063
Net change in unrealized appreciation/depreciation
of investments	35,274,311

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	53,656,374

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$58,048,960

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Smid Cap Growth Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,392,586	$(58,472)
Net realized gain (loss) on investments	18,382,063	(1,570,591)
Net change in unrealized appreciation/
depreciation of investments	35,274,311	10,567,944
Net increase in net assets resulting
from operations	58,048,960	8,938,881

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,696,082	2,089,940
Service Class	8,780,705	1,155,903
Net assets from merger*:
Standard Class	264,882,266	–
Service Class	94,361,471	–
	378,720,524	3,245,843
Cost of shares repurchased:
Standard Class	(14,048,646)	(3,452,812)
Service Class	(9,732,194)	(1,846,366)
	(23,780,840)	(5,299,178)
Increase (Decrease) in net assets derived from
capital share transactions	354,939,684	(2,053,335)

NET INCREASE IN NET ASSETS	412,988,644	6,885,546

NET ASSETS:
Beginning of year	$28,160,686	21,275,140
End of year (including undistributed
net investment income of $4,392,586
and $0, respectively)	$441,149,330	$28,160,686

____________________

*See note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$16.300	$11.210	$21.360	$18.910	$17.780

Income (loss) from investment operations:
Net investment income (loss)1	0.786	(0.023)	(0.047)	(0.050)	(0.021)
Net realized and unrealized gain (loss) on investments	5.134	5.113	(7.975)	2.500	1.151
Total from investment operations	5.920	5.090	(8.022)	2.450	1.130

Less dividends and distributions from:
Net realized gain on investments	–	–	(2.128)	–	–
Total dividends and distributions	–	–	(2.128)	–	–

Net asset value, end of period	$22.220	$16.300	$11.210	$21.360	$18.910

Total return2	36.32%	45.41%	(40.55% )	12.96%	6.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$324,450	$20,208	$15,173	$31,945	$38,859
Ratio of expenses to average net assets	0.89%	1.07%	0.97%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets	3.87%	(0.18% )	(0.29% )	(0.24% )	(0.11% )
Portfolio turnover	37%	95%	101%	91%	67%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Service Class
	Year Ended
	12/31/10	12/31/09		12/31/08	12/31/07		12/31/06
Net asset value, beginning of period	$15.920	$10.970		$21.010	$18.640		$17.580

Income (loss) from investment operations:
Net investment income (loss)1	0.715	(0.056)		(0.087)	(0.101)		(0.066)
Net realized and unrealized gain (loss) on investments	5.015	5.006		(7.825)	2.471		1.126
Total from investment operations	5.730	4.950		(7.912)	2.370		1.060

Less dividends and distributions from:
Net realized gain on investments	–	–		(2.128)	–		–
Total dividends and distributions	–	–		(2.128)	–		–

Net asset value, end of period	$21.650	$15.920		$10.970	$21.010		$18.640

Total return2	35.99%	45.12%		(40.71% )	12.71%		6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,699	$7,953		$6,102	$12,072		$12,196
Ratio of expenses to average net assets	1.14%	1.32%		1.22%	1.15%		1.16%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.19%	1.37%		1.27%	1.20%		1.21%
Ratio of net investment income (loss) to average net assets	3.62%	(0.43%	)	(0.54% )	(0.49%	)	(0.36%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	3.57%	(0.48%	)	(0.59% )	(0.54%	)	(0.41%	)
Portfolio turnover	37%	95%		101%	91%		67%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-10

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $189 for the year ended December 31, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $1 under this agreement.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $5,744 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$281,343	$4,676	$24,681	$35,751
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $167 for internal legal and tax services provided by DMC and/ or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$41,833,020
Sales	61,830,820

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$367,979,474	$94,260,804	$(5,839,793)	$88,421,011

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$417,577,650	$—	$–	$417,577,650
Securities Lending Collateral	–	14,586,943	–	14,586,943
Short-Term	–	24,235,892	–	24,235,892
Total	$417,577,650	$38,822,835	$–	$456,400,485

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$3,553
Sales	(27,608)
Purchases*	462,002
Net change in unrealized appreciation/depreciation	(437,947)
Balance as of 12/31/10	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(26,049)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.
____________________

*Securities were received as part of the Fund Merger with Delaware VIP Trend Series. See Note 7.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the years ended December 31, 2010 and 2009.

Smid Cap Growth Series-13

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$334,919,071
Undistributed ordinary income	14,699,014
Undistributed long-term capital gains	3,110,234
Unrealized appreciation of investments	88,421,011
Net assets	$441,149,330

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $4,789,413 was utilized in 2010.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	518,002	162,556
Service Class	425,481	88,648

Shares from merger:
Standard Class	13,559,369	–
Service Class	4,956,220	–
	19,459,072	251,204
Shares repurchased:
Standard Class	(712,414)	(276,681)
Service Class	(490,708)	(145,177)
	(1,203,122)	(421,858)
Net increase (decrease)	18,255,950	(170,654)

7. Fund Merger
On October 8, 2010, the Series acquired all of the assets of the Delaware VIP Trend Series (Acquired Series), an open-end investment company, in exchange for the shares of the Series (Acquiring Series) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Series received shares of the respective class of the Acquiring Series equal to the aggregate net asset value of their share in the Acquired Series prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Series	Series
	Shares	Shares	Value
Standard Class	13,559,369	8,886,656	$264,882,266
Service Class	4,956,220	3,255,924	94,361,471

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Series’ basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Series as of the close of business on October 8, 2010, were as follows:

Net assets	$359,243,737
Accumulated net realized loss	(49,183)
Net unrealized appreciation	46,909,742

The net assets of the Acquiring Series before the acquisition were $30,327,573. The net assets of the Acquiring Series immediately following the acquisition were $389,571,310.

Smid Cap Growth Series-14

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

7. Fund Merger (continued)
Assuming that the acquisition had been completed on January 1, 2010, the beginning of the Acquiring Series’ reporting period, the Acquiring Series’ pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income	$4,033,269
Net realized gain on investments	94,727,415
Change in unrealized appreciation	21,658,075
Net increase in net assets resulting from operations	120,418,759

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Series’ Statement of Operations since October 8, 2010.

8. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $14,544,929, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $14,586,943. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

Smid Cap Growth Series-15

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Growth Series-16

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Smid Cap Growth Series (formerly Delaware VIP Growth Opportunities Series):

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Smid Cap Growth Series (formerly Delaware VIP Growth Opportunities Series) (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Smid Cap Growth Series-17

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Smid Cap Growth Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Smid Cap Growth Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Smid Cap Growth Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPSCG [12/10] DG3 16162 (2/11) (6908)	Smid Cap Growth Series-21

Delaware VIP® Trust
Delaware VIP High Yield Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security types	5

> Statement of net assets	6

> Statement of operations	11

> Statements of changes in net assets	11

> Financial highlights	12

> Notes to financial statements	14

> Report of independent registered public accounting firm	20

> Other Series information	21

> Board of trustees/directors and officers addendum	22

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP High Yield Series Standard Class shares returned +15.32%, and Service Class shares returned +14.91% (both figures assume reinvestment of all income distributions). The Series’ benchmark, the BofA Merrill Lynch U.S. High Yield Constrained Index, formerly the Merrill Lynch U.S. High Yield Master II Constrained Index, returned +15.06% for the same period.

     As the Series’ fiscal year began, the U.S. economy was still in the process of recovering from the worst recession since the 1930s. While high yield bonds usually underperform Treasurys during economic downturns, the near-panic conditions that infected risk markets during the global financial crisis had caused credit spreads (which can be used to determine a security or asset class’s perceived level of risk) to widen to virtually unprecedented levels. Spreads eventually moderated as financial conditions improved, sparking strong rallies in the high yield sector.

     Though default rates among high yield bonds rose when conditions worsened (mostly before the start of the Series’ fiscal year), they never soared to the stratospheric levels that many investors had once feared because most companies had gone into full survival mode while the recession was deepening. With new issuance at a standstill during the credit crunch — thus cutting off fresh sources of capital — many businesses were forced to cut expenses to the bone. The repair of corporate finances received a further boost when the new-issuance market revived, allowing companies to pay down or refinance their debt. The ensuing rebound in corporate profitability — and the accompanying drop in default rates by the end of the fiscal year — reflected major fortifications to company balance sheets. (Source: Bloomberg.)

     At the beginning of the fiscal year, we sought to position the Series to benefit from “snap-back rallies” in sectors that we believed had sustained the most damage during the preceding selloff. Specifically, we had taken large overweight positions in CCC and B-rated bonds1 (as rated by a nationally recognized statistical rating organization) from economically sensitive sectors such as basic materials. Meanwhile, we underweighted higher-rated BB securities and bonds from defensive industries such as energy, healthcare, and utilities. Those credit and sector allocation decisions contributed to the Series’ relative performance, since total returns from lower-rated credits beat their higher-quality cousins by a wide margin during the period.

     Performing highly detailed, bottom-up credit research remained vital in our process that seeks to exploit opportunities among lower-rated securities. Though we were overweight CCC bonds during the entire fiscal year, we identified several issuers from that category that our analysis flagged as improperly rated. In a typical recession, it has been our experience that rating agencies often apply a broad brush and quickly downgrade large amounts of debt, causing those bonds to lag. Once a recovery begins, rating agencies are often slower to issue upgrades as conditions improve. Normally, the CCC sector (the most speculative area of the high yield market) is the last to be rerated. In performing our own credit research, we identified several companies still rated CCC by the credit rating agencies despite having made significant improvements to their balance sheets. In our view, these companies deserved a higher rating. Subsequently, as the rating agencies began their formal rerating process, those bonds outperformed.

     Meanwhile, two allocation decisions detracted from relative performance. We retained an overweight position in telecommunications companies, a sector that lagged the benchmark through the fiscal year. We believe this lag happened because the sector was deemed too conservative in an environment that favored speculative debt. We also sustained some underperformance from an underweight position in debt issued by insurance and real estate companies. Both sectors advanced strongly during the fiscal year, as investors seemed to feel that they had become oversold during the recession.

____________________

1 In accordance with the prospectus, Delaware VIP High Yield Series is limited to holding no more than 15% of total assets in bonds that are rated CCC at the time of purchase. In light of the investment environment during the fiscal year ended Dec. 31, 2010, the investment manager believes this limitation should be considered when evaluating the Series’ performance versus its benchmark index.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP High Yield Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+15.32%	+9.21%	+8.53%	+8.40%	+7.15%
Service Class shares (commenced operations on May 1, 2000)	+14.91%	+8.88%	+8.23%	+8.14%	+6.52%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.02%, while total operating expenses for Standard Class and Service Class shares were 0.77% and 1.07%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

High Yield Series-2

DelawareVIP® High Yield Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
– – BofA Merrill Lynch U.S. High Yield Constrained Index	$10,000	$23,133
–– Delaware VIP High Yield Series (Standard Class shares)	$10,000	$22,405

The chart shows a $10,000 investment in the Delaware VIP High Yield Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the BofA Merrill Lynch U.S. High Yield Constrained Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The BofA Merrill Lynch U.S. High Yield Constrained Index, formerly the Merrill Lynch U.S. High Yield Master II Constrained Index, tracks the performance of U.S. dollar–denominated high yield corporate debt publicly issued in the U.S. domestic market, but caps individual issuer exposure at 2% of the benchmark.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

High Yield Series-3

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,108.30	0.76%	$4.04
Service Class	1,000.00	1,104.60	1.01%	5.36
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.37	0.76%	$3.87
Service Class	1,000.00	1,020.11	1.01%	5.14

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

High Yield Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Types
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Types	of Net Assets
Convertible Bonds	0.45%
Corporate Bonds	92.43%
Basic Industry	8.64%
Brokerage	0.75%
Capital Goods	6.83%
Consumer Cyclical	8.33%
Consumer Non-Cyclical	9.63%
Energy	11.76%
Finance & Investments	7.49%
Media	7.63%
Real Estate	0.74%
Services Cyclical	10.03%
Services Non-Cyclical	2.97%
Technology & Electronics	4.10%
Telecommunications	10.51%
Utilities	3.02%
Senior Secured Loans	2.60%
Common Stock	0.50%
Preferred Stock	0.73%
Warrants	0.00%
Discount Note	0.75%
Securities Lending Collateral	17.13%
Total Value of Securities	114.59%
Obligation to Return Securities Lending Collateral	(17.23%)
Receivables and Other Assets Net of Liabilities	2.64%
Total Net Assets	100.00%

High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
December 31, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–0.45%
*Leap Wireless International 4.50% exercise
price $93.21, expiration date 7/15/14	$1,166,000	$1,049,400
Live Nation Entertainment 2.875% exercise
price $27.14, expiration date 7/15/27	1,204,000	1,082,095
†Mirant (Escrow) 2.50% exercise price $67.95,
expiration date 6/15/21	785,000	0
Total Convertible Bonds
(cost $2,067,118)		2,131,495

CORPORATE BONDS–92.43%
Basic Industry–8.64%
*AK Steel 7.625% 5/15/20	2,005,000	2,020,038
*#Algoma Acquisition 144A 9.875% 6/15/15	3,010,000	2,724,050
#Appleton Papers 144A 10.50% 6/15/15	1,808,000	1,798,960
#Associated Materials 144A 9.125% 11/1/17	230,000	240,925
#Celanese US Holdings
144A 6.625% 10/15/18	1,400,000	1,449,000
Century Aluminum 8.00% 5/15/14	1,841,000	1,944,556
#FMG Resources August 2006 144A
* 6.875% 2/1/18	1,220,000	1,220,000
7.00% 11/1/15	2,510,000	2,585,300
#Georgia-Pacific 144A 8.25% 5/1/16	1,725,000	1,955,719
Hexion US/Novia Scotia Finance
8.875% 2/1/18	3,200,000	3,435,999
*# 144A 9.00% 11/15/20	625,000	662,500
Lyondell Chemical 11.00% 5/1/18	1,940,000	2,206,750
Millar Western Forest Products
7.75% 11/15/13	2,236,000	2,129,790
Momentive Performance Materials
11.50% 12/1/16	3,150,000	3,433,500
# 144A 9.00% 1/15/21	775,000	819,563
•Noranda Aluminum Acquisition PIK
5.193% 5/15/15	1,507,799	1,370,212
#Novelis 144A
8.375% 12/15/17	580,000	603,200
8.75% 12/15/20	2,930,000	3,054,525
#PE Paper Escrow 144A 12.00% 8/1/14	975,000	1,129,694
@=Port Townsend 12.431% 8/27/12	558,395	254,070
Ryerson
• 7.662% 11/1/14	898,000	839,630
12.00% 11/1/15	948,000	997,770
*#Steel Dynamics 144A 7.625% 3/15/20	1,598,000	1,717,850
*United States Steel 7.375% 4/1/20	500,000	515,000
*Verso Paper Holdings 11.375% 8/1/16	1,529,000	1,540,468
		40,649,069

Brokerage–0.75%
E Trade Financial PIK 12.50% 11/30/17	3,007,000	3,548,260
		3,548,260

Capital Goods–6.83%
*#Berry Plastics 144A 9.75% 1/15/21	475,000	472,625
Casella Waste Systems
9.75% 2/1/13	2,348,000	2,359,740
11.00% 7/15/14	730,000	811,213
*#Cemex Espana Luxembourg
144A 9.25% 5/12/20	2,485,000	2,453,938
#DAE Aviation Holdings 144A 11.25% 8/1/15	1,805,000	1,877,200
#Darling International 144A 8.50% 12/15/18	1,235,000	1,293,663
Graham Packaging/GPC Capital I
8.25% 10/1/18	2,095,000	2,210,225
Intertape Polymer 8.50% 8/1/14	868,000	720,440
*Manitowoc 9.50% 2/15/18	2,126,000	2,338,600
*#Nortek 144A 10.00% 12/1/18	715,000	741,813
#Plastipak Holdings 144A 10.625% 8/15/19	983,000	1,109,561
Ply Gem Industries 13.125% 7/15/14	2,153,000	2,298,328
#Polypore International 144A 7.50% 11/15/17	2,395,000	2,454,874
Pregis 12.375% 10/15/13	2,946,000	2,901,809
*RBS Global/Rexnord 11.75% 8/1/16	1,280,000	1,379,200
#Reynolds Group Issuer 144A 9.00% 4/15/19	2,480,000	2,582,299
Susser Holdings/Finance 8.50% 5/15/16	2,130,000	2,295,075
Trimas 9.75% 12/15/17	1,671,000	1,838,100
		32,138,703

Consumer Cyclical–8.33%
American Axle & Manufacturing
7.875% 3/1/17	1,004,000	1,032,865
Beazer Homes USA
* 8.125% 6/15/16	60,000	59,250
* 9.125% 6/15/18	1,030,000	1,004,250
# 144A 9.125% 5/15/19	900,000	857,250
Burlington Coat Factory Investment Holdings
14.50% 10/15/14	976,000	1,032,120
*CKE Restaurants 11.375% 7/15/18	2,010,000	2,236,125
Dave & Buster’s 11.00% 6/1/18	1,865,000	2,056,163
*#Dunkin Finance 144A 9.625% 12/1/18	1,200,000	1,218,000
*Ford Motor 7.45% 7/16/31	3,779,000	4,067,148
Ford Motor Credit 12.00% 5/15/15	2,665,000	3,355,368
*GMAC 8.00% 12/31/18	3,850,000	4,109,874
*Goodyear Tire & Rubber 8.25% 8/15/20	950,000	988,000
#Icon Health & Fitness
144A 11.875% 10/15/16	1,260,000	1,275,750
*#Interface 144A 7.625% 12/1/18	1,720,000	1,784,500
K Hovnanian Enterprises
7.50% 5/15/16	613,000	439,828
10.625% 10/15/16	1,936,000	1,994,080
#M/I Homes 144A 8.625% 11/15/18	3,630,000	3,679,913
Norcraft Finance 10.50% 12/15/15	1,498,000	1,599,115
Norcraft Holdings/Capital 9.75% 9/1/12	1,515,000	1,532,044
*OSI Restaurant Partners 10.00% 6/15/15	1,144,000	1,195,480
Quiksilver 6.875% 4/15/15	220,000	216,150
Standard Pacific
8.375% 5/15/18	1,493,000	1,500,465
10.75% 9/15/16	512,000	592,640
*Supervalu 8.00% 5/1/16	1,425,000	1,371,563
		39,197,941

Consumer Non-Cyclical–9.63%
Alere 9.00% 5/15/16	1,502,000	1,554,570
#Armored Autogroup 144A 9.25% 11/1/18	500,000	498,750

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
BioScrip 10.25% 10/1/15	$1,807,000	$1,870,245
*#Bumble Bee Acquisition
144A 9.00% 12/15/17	1,590,000	1,661,550
Cardtronics 8.25% 9/1/18	955,000	1,021,850
Corrections Corporation of America
7.75% 6/1/17	700,000	746,375
Cott Beverages 8.375% 11/15/17	1,230,000	1,334,550
*Dean Foods 7.00% 6/1/16	2,520,000	2,324,699
Diversey Holdings 10.50% 5/15/20	3,672,000	4,241,159
DJO Finance
10.875% 11/15/14	1,267,000	1,388,949
# 144A 9.75% 10/15/17	1,370,000	1,417,950
Dole Food 13.875% 3/15/14	839,000	1,029,873
#FTI Consulting 144A 6.75% 10/1/20	1,000,000	997,500
*Iron Mountain 6.625% 1/1/16	1,970,000	1,987,238
Jarden 7.50% 1/15/20	2,042,000	2,138,995
#Lantheus Medical Imaging
144A 9.75% 5/15/17	1,460,000	1,533,000
#Multiplan 144A 9.875% 9/1/18	825,000	878,625
*#Mylan 144A 6.00% 11/15/18	1,205,000	1,186,925
#NBTY 144A 9.00% 10/1/18	3,010,000	3,228,224
#Novasep Holding 144A 9.75% 12/15/16	1,950,000	1,384,500
Omnicare 7.75% 6/1/20	2,050,000	2,121,750
*#PHH 144A 9.25% 3/1/16	2,065,000	2,188,900
#Quintiles Transnational PIK
144A 9.50% 12/30/14	970,000	996,675
#ServiceMaster PIK
144A 10.75% 7/15/15	2,007,000	2,157,525
Smithfield Foods
7.75% 7/1/17	925,000	966,625
# 144A 10.00% 7/15/14	584,000	675,980
Tops Markets 10.125% 10/15/15	1,107,000	1,142,978
#Viskase 144A 9.875% 1/15/18	2,245,000	2,351,638
*Yankee Acquisition 8.50% 2/15/15	304,000	317,680
		45,345,278

Energy–11.76%
#American Petroleum Tankers
144A 10.25% 5/1/15	2,100,000	2,184,000
Antero Resources Finance 9.375% 12/1/17	1,598,000	1,679,898
Aquilex Holdings/Finance 11.125% 12/15/16	1,917,000	1,950,548
*Chaparral Energy 8.50% 12/1/15	1,646,000	1,683,035
Chesapeake Energy
7.25% 12/15/18	332,000	345,280
* 9.50% 2/15/15	1,537,000	1,740,653
Complete Production Service
8.00% 12/15/16	1,079,000	1,122,160
Copano Energy 7.75% 6/1/18	1,907,000	1,954,675
*Crosstex Energy/Finance 8.875% 2/15/18	1,717,000	1,847,921
#Drummond 144A 9.00% 10/15/14	1,989,000	2,133,203
Dynergy Holdings 7.75% 6/1/19	1,724,000	1,159,390
El Paso
6.875% 6/15/14	759,000	810,217
7.00% 6/15/17	721,000	764,487
Headwaters 11.375% 11/1/14	2,027,000	2,227,165
#Helix Energy Solutions Group
144A 9.50% 1/15/16	2,658,000	2,744,384
*#Hercules Offshore 144A 10.50% 10/15/17	2,007,000	1,670,828
#Hilcorp Energy I 144A 8.00% 2/15/20	2,222,000	2,363,652
Holly 9.875% 6/15/17	1,680,000	1,839,600
International Coal Group 9.125% 4/1/18	2,036,000	2,209,060
Key Energy Services 8.375% 12/1/14	2,062,000	2,185,720
#Linn Energy/Finance 144A 8.625% 4/15/20	2,157,000	2,334,952
#Murray Energy 144A 10.25% 10/15/15	2,243,000	2,366,364
*#NFR Energy/Finance 144A 9.75% 2/15/17	2,182,000	2,165,635
OPTI Canada
7.875% 12/15/14	1,949,000	1,386,226
8.25% 12/15/14	2,613,000	1,874,828
PetroHawk Energy
7.875% 6/1/15	1,900,000	1,987,875
10.50% 8/1/14	228,000	261,060
Petroleum Development 12.00% 2/15/18	1,940,000	2,182,500
Pioneer Drilling 9.875% 3/15/18	1,020,000	1,083,750
Quicksilver Resources 7.125% 4/1/16	1,572,000	1,513,050
SandRidge Energy
* 8.75% 1/15/20	1,513,000	1,562,173
# 144A 9.875% 5/15/16	1,903,000	2,021,938
		55,356,227

Finance & Investments–7.49%
•American International Group
8.175% 5/15/58	3,635,000	3,897,843
Express Finance 8.75% 3/1/18	1,385,000	1,478,488
•Fifth Third Capital Trust IV 6.50% 4/15/37	2,665,000	2,551,738
•Genworth Financial 6.15% 11/15/66	4,430,000	3,521,850
•#HBOS Capital Funding
144A 6.071% 6/29/49	2,814,000	2,321,550
•#ILFC E-Capital Trust II
144A 6.25% 12/21/65	4,314,000	3,386,490
•#Liberty Mutual Group 144A 7.00% 3/15/37	2,674,000	2,404,849
*LVB Acquisition 11.625% 10/15/17	1,855,000	2,059,050
Nuveen Investments 10.50% 11/15/15	4,669,000	4,797,397
#Pinafore 144A 9.00% 10/1/18	3,010,000	3,265,850
•SunTrust Capital VIII 6.10% 12/15/36	3,185,000	2,923,304
•∏XL Capital 6.50% 12/31/49	2,738,000	2,382,060
Zions Bancorporation 5.65% 5/15/14	264,000	264,091
		35,254,560

Media–7.63%
#Affinion Group 144A 7.875% 12/15/18	3,040,000	2,979,200
*Cablevision Systems 8.00% 4/15/20	1,087,000	1,168,525
*CCO Holdings
7.875% 4/30/18	469,000	487,760
8.125% 4/30/20	583,000	616,523
*#Charter Communications Operating
144A 10.875% 9/15/14	920,000	1,032,700
#Columbus International
144A 11.50% 11/20/14	2,547,000	2,839,905
#InVentiv Health 144A 10.00% 8/15/18	2,345,000	2,356,725

High Yield Series-7

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Media (continued)
MDC Partners 11.00% 11/1/16	$1,047,000	$1,159,553
*#Nexstar Broadcasting 144A 8.875% 4/15/17	2,017,000	2,153,148
Nielsen Finance
* 11.50% 5/1/16	1,439,000	1,669,240
11.625% 2/1/14	341,000	396,413
# 144A 7.75% 10/15/18	2,135,000	2,220,400
#Sinclair Television Group
144A 9.25% 11/1/17	1,494,000	1,624,725
#Sitel Finance 144A 11.50% 4/1/18	2,067,000	1,715,610
*#Univision Communications
144A 7.875% 11/1/20	2,355,000	2,484,525
#UPC Holding 144A 9.875% 4/15/18	1,865,000	2,051,500
#Visant 144A 10.00% 10/1/17	1,355,000	1,443,075
#XM Satellite Radio Holdings 144A
7.625% 11/1/18	3,405,000	3,532,687
13.00% 8/1/13	3,314,000	3,960,229
		35,892,443
Real Estate–0.74%
*Felcor Lodging 10.00% 10/1/14	2,071,000	2,329,875
Host Hotels & Resorts 6.375% 3/15/15	1,150,000	1,173,000
		3,502,875
Services Cyclical–10.03%
#Ashtead Capital 144A 9.00% 8/15/16	1,855,000	1,943,113
#Delta Air Lines 144A 12.25% 3/15/15	1,936,000	2,192,520
#Equinox Holdings 144A 9.50% 2/1/16	2,145,000	2,276,381
*General Maritime 12.00% 11/15/17	2,042,000	1,980,740
*Harrah’s Operating
10.00% 12/15/18	2,800,000	2,569,000
11.25% 6/1/17	3,192,000	3,606,959
Kansas City Southern de Mexico
8.00% 2/1/18	1,803,000	1,960,763
*#Marina District Finance
144A 9.875% 8/15/18	1,230,000	1,217,700
*MCE Finance 10.25% 5/15/18	2,005,000	2,308,256
MGM
11.125% 11/15/17	1,458,000	1,683,990
* 11.375% 3/1/18	3,376,000	3,679,839
13.00% 11/15/13	1,734,000	2,059,125
*Mohegan Tribal Gaming Authority
6.875% 2/15/15	1,066,000	663,585
7.125% 8/15/14	794,000	504,190
NCL
11.75% 11/15/16	2,114,000	2,476,023
# 144A 9.50% 11/15/18	1,110,000	1,148,850
*Peninsula Gaming 10.75% 8/15/17	2,227,000	2,410,728
*Pinnacle Entertainment 8.75% 5/15/20	2,525,000	2,626,000
@#Pokagon Gaming Authority
144A 10.375% 6/15/14	1,648,000	1,726,280
*Royal Caribbean Cruises 6.875% 12/1/13	1,116,000	1,188,540
*RSC Equipment Rental/Holdings III
9.50% 12/1/14	1,338,000	1,411,590
10.25% 11/15/19	269,000	301,280
#Shingle Springs Tribal Gaming Authority
144A 9.375% 6/15/15	2,323,000	1,614,485
*#Swift Services Holdings
144A 10.00% 11/15/18	1,145,000	1,205,113
*#Swift Transportation 144A 12.50% 5/15/17	1,120,000	1,237,600
#United Air Lines 144A 9.875% 8/1/13	1,131,000	1,224,308
		47,216,958
Services Non-Cyclical–2.97%
#Accellent 144A 10.00% 11/1/17	1,370,000	1,298,075
Alion Science & Technology PIK
12.00% 11/1/14	1,683,476	1,744,502
*Community Health Systems
8.875% 7/15/15	1,829,000	1,925,023
HCA 9.25% 11/15/16	3,086,000	3,300,090
#Radiation Therapy Services
144A 9.875% 4/15/17	2,335,000	2,340,838
*#Radnet Management 144A 10.375% 4/1/18	1,050,000	987,000
Select Medical 7.625% 2/1/15	2,348,000	2,359,740
		13,955,268
Technology & Electronics–4.10%
#Allen Systems Group 144A 10.50% 11/15/16	2,465,000	2,495,813
Anixter 10.00% 3/15/14	971,000	1,116,650
#Aspect Software 144A 10.625% 5/15/17	2,090,000	2,155,313
First Data 9.875% 9/24/15	2,558,000	2,449,284
#International Wire Group
144A 9.75% 4/15/15	1,922,000	2,018,100
MagnaChip Semiconductor/Finance
10.50% 4/15/18	1,530,000	1,621,800
#MedAssets 144A 8.00% 11/15/18	1,200,000	1,212,000
*NXP BV Funding 9.50% 10/15/15	658,000	705,705
Sanmina-SCI 8.125% 3/1/16	1,630,000	1,654,450
#Seagate HDD Cayman
144A 7.75% 12/15/18	1,760,000	1,790,800
SunGard Data Systems 10.25% 8/15/15	1,989,000	2,095,909
		19,315,824
Telecommunications–10.51%
=‡Allegiance Telecom 11.75% 2/15/11	565,000	0
#Buccaneer Merger 144A 9.125% 1/15/19	1,940,000	2,012,750
#Clearwire Communications/Finance
144A 12.00% 12/1/15	4,065,000	4,402,868
*Cricket Communications 7.75% 5/15/16	1,112,000	1,159,260
*#Digicel Group 144A 10.50% 4/15/18	1,350,000	1,491,750
Global Crossing 12.00% 9/15/15	2,856,000	3,234,420
GXS Worldwide 9.75% 6/15/15	2,807,000	2,785,948
Intelsat Bermuda
11.25% 2/4/17	2,090,000	2,288,550
PIK 11.50% 2/4/17	1,075,000	1,193,250
Intelsat Subsidiary Holding 8.875% 1/15/15	2,800,000	2,891,000
Level 3 Financing 10.00% 2/1/18	1,709,000	1,649,185
*MetroPCS Wireless 7.875% 9/1/18	950,000	990,375
NII Capital
8.875% 12/15/19	653,000	706,873
10.00% 8/15/16	1,844,000	2,051,450
PAETEC Holding 8.875% 6/30/17	2,046,000	2,194,335
SBA Telecommunications 8.25% 8/15/19	1,000,000	1,097,500
Sprint Capital 8.75% 3/15/32	4,236,000	4,299,539

High Yield Series-8

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
#Telcordia Technologies
144A 11.00% 5/1/18	$1,031,000	$1,041,310
Telesat Canada/Telesat
11.00% 11/1/15	1,238,000	1,395,845
12.50% 11/1/17	1,879,000	2,221,918
Terremark Worldwide 12.00% 6/15/17	1,835,000	2,110,250
ViaSat 8.875% 9/15/16	1,011,000	1,081,770
Virgin Media Finance
8.375% 10/15/19	1,157,000	1,269,808
*West 11.00% 10/15/16	2,177,000	2,372,930
#Wind Acquisition Finance
144A 11.75% 7/15/17	3,108,000	3,519,809
		49,462,693
Utilities–3.02%
AES
7.75% 3/1/14	10,000	10,725
8.00% 6/1/20	1,814,000	1,931,910
9.75% 4/15/16	700,000	785,750
Elwood Energy 8.159% 7/5/26	1,412,471	1,384,222
Energy Future Intermediate
Holding/Finance 10.00% 12/1/20	2,225,000	2,305,707
#GenOn Escrow 144A 9.50% 10/15/18	1,480,000	1,478,150
*Mirant Americas Generation
8.50% 10/1/21	2,410,000	2,422,050
#NRG Energy 144A 8.25% 9/1/20	2,000,000	2,060,000
•Puget Sound Energy 6.974% 6/1/67	1,866,000	1,843,507
		14,222,021
Total Corporate Bonds
(cost $410,780,143)		435,058,120

«SENIOR SECURED LOANS–2.60%
Clear Channel Communication
Tranche B 3.65% 1/29/16	585,000	510,120
@CommScope 9.25% 10/26/11	2,595,000	2,595,000
@Del Monte Foods 8.75% 11/28/11	2,355,000	2,355,000
Harrahs Operating Tranche B1
3.00% 1/28/15	1,005,000	909,967
PQ 6.82% 7/30/15	2,524,000	2,436,455
Texas Competitive Electric Holdings
Tranche B2 3.941% 10/10/14	4,422,942	3,430,323
Total Senior Secured Loans
(cost $11,816,031)		12,236,865

	Number of
	Shares
COMMON STOCK–0.50%
†Alliance HealthCare Service	97,751	414,464
∏=†Avado Brands	1,813	0
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	19,510	779,035
†Flextronics International	55,400	434,890
†GenOn Energy	2,118	8,069
†GeoEye	7,260	307,751
*†Mobile Mini	21,377	420,913
∏=†PT Holdings	1,905	19
†USgen	475,000	0
Total Common Stock (cost $3,264,342)		2,365,141

PREFERRED STOCK–0.73%
#Ally Financial 144A	3,650	3,449,821
=Port Townsend	381	0
Total Preferred Stocks (cost $3,513,690)		3,449,821

WARRANTS–0.00%
Alion Science & Technology	1,593	16
=∏†Port Townsend	381	4
Total Warrants (cost $9,144)		20

	Principal
	Amount
	(U.S. $)
≠DISCOUNT NOTE–0.75%
Federal Home Loan Bank 0.001% 1/3/11	$3,504,198	3,504,198
Total Discount Note (cost $3,504,198)		3,504,198

Total Value of Securities Before Securities
Lending Collateral–97.46%
(cost $434,954,666)		458,745,660

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–17.13%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	416,717	401,007
Delaware Investments Collateral Fund No.1	80,218,087	80,218,087
@† Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral
(cost $81,101,131)		80,619,094

High Yield Series-9

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–114.59% (cost $516,055,797)	$539,364,754 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(17.23%)	(81,101,131)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.64%	12,433,655
NET ASSETS APPLICABLE TO 78,122,240 SHARES OUTSTANDING–100.00%	$470,697,278
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($127,294,497 / 21,087,159 Shares)	$6.04
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($343,402,781 / 57,035,081 Shares)	$6.02
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$429,030,570
Undistributed net investment income	37,478,388
Accumulated net realized loss on investments	(19,120,626)
Net unrealized appreciation of investments	23,308,946
Total net assets	$470,697,278

____________________

@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $6,930,350 which represented 1.47% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
•	Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $174,219,285 which represented 37.01% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

†	Non income producing security.
‡	Non-income producing security. Security is currently in default.
∏
Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2010, the aggregate amount of the restricted securities was $2,382,083, which represented 0.51% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

«
Senior Secured Loans generally pay interest at rates which are periodically redefined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.

=
Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $254,093, which represented 0.05% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $78,144,088 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Interest	$39,616,233
Dividends	196,234
Securities lending income	185,456
39,997,923

EXPENSES:
Management fees	2,833,367
Distribution expenses – Service Class	913,666
Accounting and administration expenses	172,628
Reports and statements to shareholders	100,846
Dividend disbursing and transfer agent fees and expenses	51,470
Legal fees	32,756
Audit and tax	30,310
Trustees’ fees	24,582
Insurance fees	19,165
Custodian fees	11,301
Pricing fees	9,535
Consulting fees	6,100
Dues and services	3,434
Trustees’ expenses	1,604
Registration fees	729
4,211,493
Less waiver of distribution expenses – Service Class	(152,260)
Less expense paid indirectly	(2)
Total operating expenses	4,059,231

NET INVESTMENT INCOME	35,938,692

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	33,062,486
Swap contracts	(29,223)
Net realized gain	33,033,263
Net change in unrealized appreciation/depreciation
of investments and swap contracts	(7,056,252)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	25,977,011

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$61,915,703

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$35,938,692	$36,420,439
Net realized gain on investments	33,033,263	2,168,007
Net change in unrealized appreciation/
depreciation of investments	(7,056,252)	107,530,365
Net increase in net assets
resulting from operations	61,915,703	146,118,811

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(12,220,840)	(9,272,175)
Service Class	(22,349,855)	(17,460,896)
	(34,570,695)	(26,733,071)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	51,186,912	50,357,353
Service Class	121,884,970	127,446,968
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	8,726,485	9,272,175
Service Class	22,349,855	17,460,896
	204,148,222	204,537,392
Cost of shares repurchased:
Standard Class	(94,850,294)	(38,662,229)
Service Class	(107,102,113)	(115,694,169)
	(201,952,407)	(154,356,398)
Increase in net assets derived from
capital share transactions	2,195,815	50,180,994

NET INCREASE IN NET ASSETS	29,540,823	169,566,734

NET ASSETS:
Beginning of year	441,156,455	271,589,721
End of year (including undistributed
net investment income of $37,478,388
and $34,483,825, respectively)	$470,697,278	$441,156,455

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$5.670	$4.140	$5.950	$6.200	$5.910

Income (loss) from investment operations:
Net investment income1	0.484	0.488	0.430	0.464	0.473
Net realized and unrealized gain (loss) on investments and foreign currencies	0.349	1.414	(1.766)	(0.290)	0.226
Total from investment operations	0.833	1.902	(1.336)	0.174	0.699

Less dividends and distributions from:
Net investment income	(0.463)	(0.372)	(0.474)	(0.424)	(0.409)
Total dividends and distributions	(0.463)	(0.372)	(0.474)	(0.424)	(0.409)

Net asset value, end of period	$6.040	$5.670	$4.140	$5.950	$6.200

Total return2	15.32%	48.97%	(24.17% )	2.79%	12.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,294	$154,761	$93,011	$132,667	$105,576
Ratio of expenses to average net assets	0.76%	0.76%	0.74%	0.75%	0.78%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.76%	0.77%	0.77%	0.75%	0.78%
Ratio of net investment income to average net assets	8.42%	10.01%	8.35%	7.66%	8.01%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.42%	10.00%	8.32%	7.66%	8.01%
Portfolio turnover	115%	123%	109%	143%	132%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-12

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$5.660	$4.130	$5.930	$6.190	$5.900

Income (loss) from investment operations:
Net investment income1	0.469	0.475	0.418	0.448	0.458
Net realized and unrealized gain (loss) on investments and foreign currencies	0.342	1.414	(1.759)	(0.299)	0.226
Total from investment operations	0.811	1.889	(1.341)	0.149	0.684

Less dividends and distributions from:
Net investment income	(0.451)	(0.359)	(0.459)	(0.409)	(0.394)
Total dividends and distributions	(0.451)	(0.359)	(0.459)	(0.409)	(0.394)

Net asset value, end of period	$6.020	$5.660	$4.130	$5.930	$6.190

Total return2	14.91%	48.65%	(24.43% )	2.55%	12.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$343,403	$286,395	$178,579	$218,862	$200,768
Ratio of expenses to average net assets	1.01%	1.01%	0.99%	1.00%	1.03%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.06%	1.07%	1.07%	1.05%	1.08%
Ratio of net investment income to average net assets	8.17%	9.76%	8.10%	7.41%	7.76%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.12%	9.70%	8.02%	7.36%	7.71%
Portfolio turnover	115%	123%	109%	143%	132%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-13

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $2 under this agreement.

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $21,749 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$259,805	$4,983	$73,195	$3,481
____________________
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $9,007 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$473,464,251
Sales	$474,830,976

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$515,284,993	$30,138,353	$(6,058,592)	$24,079,761

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$444,222,410	$5,204,070	$449,426,480
Common Stock	2,365,122	–	19	2,365,141
Other	–	3,449,821	20	3,449,841
Securities Lending Collateral	–	80,619,094	–	80,619,094
Short-Term	–	3,504,198	–	3,504,198
Total	$2,365,122	$531,795,523	$5,204,109	$539,364,754

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending	Total
	Debt	Stock	Other	Collateral	Series
Balance as of 12/31/09	$404,836	$19	$4	$20,875	$425,734
Purchases	4,950,000	–	–	–	4,950,000
Sales	(2,385)	–	–	(24,855)	(27,240)
Net change in unrealized appreciation/depreciation	(148,381)	–	16	3,980	(144,385)
Balance as of 12/31/10	$5,204,070	$19	$20	$–	$5,204,109

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(150,766)	$–	$16	$(19,819)	$(170,569)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$34,570,695	$26,733,071

High Yield Series-16

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$429,030,570
Undistributed ordinary income	37,566,495
Capital loss carryforwards	(19,979,537)
Unrealized appreciation of investments	24,079,750
Net assets	$470,697,278

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, contingent payment debt instruments and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2010, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$1,626,566	$(1,626,566)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $31,878,139 was utilized in 2010. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $9,601,250 expires in 2016 and $10,378,287 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	8,910,648	10,615,179
Service Class	21,320,848	27,589,302

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,555,523	2,186,834
Service Class	3,983,931	4,118,136
	35,770,950	44,509,451
Shares repurchased:
Standard Class	(16,651,712)	(8,011,315)
Service Class	(18,844,907)	(24,407,080)
	(35,496,619)	(32,418,395)
Net increase	274,331	12,091,056

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

High Yield Series-17

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2010, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended December 31, 2010, the Series did not enter into any CDS contracts as a seller of protection. There were no outstanding swap contracts at December 31, 2010.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

High Yield Series-18

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
At December 31, 2010, the value of the securities on loan was $78,144,088, for which the Series received collateral, comprised of non-cash collateral valued at $129,920, and cash collateral of $81,101,131. At December 31, 2010, the value of invested collateral was $80,619,094. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends1
100%	1%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

High Yield Series-19

Delaware VIP® Trust — Delaware VIP High Yield Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP High Yield Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP High Yield Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

High Yield Series-20

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

High Yield Series-21

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)
INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

High Yield Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

High Yield Series-23

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPHY [12/10] DG3 16163 (2/11)	(6908)	High Yield Series-24

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Country and sector allocations	5

> Statement of net assets	6

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Report of independent registered public accounting firm	18

> Other Series information	19

> Board of trustees/directors and officers addendum	20

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP International Value Equity Series returned +10.92% for Standard Class shares and +10.71% for Service Class shares, both with all distributions reinvested. For the same period, the Series’ benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index, returned +8.20% (gross) and +7.75% (net).

     Developed international equity markets trended modestly stronger for the Series’ fiscal year as many investors struggled to forecast the strength and durability of an unusually tepid and uneven global economic recovery. This didn’t happen without volatility, however, as concerns about sovereign debt in Greece and other nations on the periphery of the euro zone triggered a steep selloff in the late spring and early summer. When the European Union and International Monetary Fund eventually came to Greece’s rescue, the bull market in equities resumed and subsequently accelerated after the U.S. Federal Reserve disclosed further plans to boost the American economy by buying Treasury debt.

     As the Series’ fiscal year drew to a close, the euro zone was coping with a reprise of the Greek debt crisis, this time in Ireland. The potential for contagion — most notably in Portugal and Spain — sparked selling in late November 2010 and a return to risk aversion that characterized the earlier euro zone crisis. Around the same time that contagion fears once again consumed investors’ attention, markets grew concerned about geopolitical unrest on the Korean peninsula and the potential for additional monetary tightening in China, where inflation had surpassed the government’s target range.

     Although the Series’ relative performance benefited from certain sector allocations, individual security selection was the main source of outperformance during the fiscal year.

     For example, the Series benefited from its holding in Tomkins Plc., a U.K.-based engineering group that was bought in July for $4.4 billion by Canada’s largest private equity firm, along with the Canadian Pension Plan Investment Board. Shares of Tomkins became candidates for removal from the Series’ portfolio. As such, the position was completely liquidated before the fiscal year came to a close. Autoliv, a Swedish manufacturer of airbags and other automotive safety systems, also contributed to the Series’ relative performance. The company enjoys a dominant position in its industry, outsized profit margins, and a global revenue base.

     Meanwhile, the Series’ holdings in Toyota Motor detracted from performance. Toyota’s competitive position was weakened by a strong yen at the same time that its sales were undercut by the well-publicized recall of several models due to sticking accelerator pedals. Though the Toyota brand has been tarnished, we continue to hold shares because we believe the company has a strong competitive position as well as long-term earnings potential.

     The French-domiciled cement manufacturer Lafarge also detracted from performance due to weak demand in North America and Europe, and rising competitive pressures in key Middle East and African markets. Lafarge is one of the three largest players in the global cement industry, and we continue to view its shares favorably, especially given the company’s pricing flexibility and management’s expertise in managing assets.

     We believe that economic growth rates in the early stages of the new expansion will lag previous recoveries. In our view, the expansion of financial leverage that fueled economic activity during much of the last 10 years is unlikely to be repeated in the near term. While the magnitude and duration of the deleveraging process now under way is impossible to know, the inevitable unwinding of high government and household debt levels could remain a headwind on economic activity during the foreseeable future, especially in developed markets.

     It is also important to note that below-trend economic growth in the United States, Europe, and Japan does not necessarily translate into unfavorable equity market conditions, or poor corporate performance. In fact, some companies have beaten their earnings estimates in recent quarters despite generally soggy economic conditions. Guided by painful memories of overinvestment during the dot-com mania (in the mid-to-late 1990s), many companies have been more circumspect during the 2001–2007 expansion, choosing to conserve cash and minimize leverage. As a result, balance sheets were in unusually pristine condition coming out of the financial crisis of 2008.

     We believe the disconnect between weak macroeconomic conditions and strong corporate performance has created a fertile environment for the Series’ stock-by-stock focus on individual company characteristics. As always, we will continue to seek businesses that generate high levels of free-cash flow, are positioned to grow their earnings by expanding market share, and enjoy sufficient geographic diversity to exploit the world’s stronger secular growth trends where they exist.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP International Value Equity Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Oct. 29, 1992)	+10.92%	-4.89%	+2.28%	+5.59%	+7.70%
Service Class shares (commenced operations on May 1, 2000)	+10.71%	-5.11%	+2.02%	+5.37%	+5.68%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.28%, while total operating expenses for Standard Class and Service Class shares were 1.03% and 1.33%, respectively. The management fee for Standard Class and Service Class shares was 0.85%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

International Value Equity Series-2

Delaware VIP® International Value Equity Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
–– Delaware VIP International Value Equity Series (Standard Class shares)	$10,000	$17,234
–– MSCI EAFE Index (gross)	$10,000	$14,708
– – MSCI EAFE Index (net)	$10,000	$14,107

The chart shows a $10,000 investment in the Delaware VIP International Value Equity Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the MSCI EAFE Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The MSCI EAFE Index measures equity market performance across developed market countries in Europe, Australasia, and the Far East. Index “gross” return approximates the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,239.50	1.07%	$6.04
Service Class	1,000.00	1,239.80	1.32%	7.45
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.81	1.07%	$5.45
Service Class	1,000.00	1,018.55	1.32%	6.72

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Country and Sector Allocations
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	98.24%
Australia	1.66%
Brazil	4.35%
Canada	6.22%
China	5.52%
Finland	1.54%
France	21.04%
Germany	5.64%
Hong Kong	4.05%
Italy	5.81%
Japan	10.61%
Luxembourg	1.27%
Netherlands	2.04%
Singapore	1.53%
Spain	4.06%
Sweden	5.10%
Switzerland	4.46%
Taiwan	4.73%
United Kingdom	8.61%
Short-Term Investments	1.43%
Securities Lending Collateral	15.55%
Total Value of Securities	115.22%
Obligation to Return Securities Lending Collateral	(16.11%)
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	16.42%
Consumer Staples	11.27%
Energy	6.31%
Financials	12.06%
Healthcare	6.07%
Industrials	19.43%
Information Technology	11.58%
Materials	7.57%
Telecommunication Services	5.86%
Utilities	1.67%
Total	98.24%

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
December 31, 2010
	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–98.24%Δ
Australia–1.66%
Coca-Cola Amatil	85,457	$948,433
		948,433
Brazil–4.35%
Petroleo Brasileiro ADR	36,186	1,236,476
*Vale ADR	35,900	1,241,063
		2,477,539
Canada–6.22%
†CGI Group Class A	154,274	2,660,697
*TELUS	19,316	880,870
		3,541,567
China–5.52%*
Chaoda Modern Agriculture Holdings	1,378,000	1,033,611
CNOOC	488,000	1,157,764
*†Sohu.com	15,000	952,350
		3,143,725
Finland–1.54%
Nokia	84,750	876,992
		876,992
France–21.04%
*Alstom	22,246	1,065,053
*AXA	68,189	1,135,008
Compagnie de Saint-Gobain	20,143	1,036,812
Lafarge	18,416	1,155,230
*PPR	4,065	646,730
*Publicis Groupe	12,679	661,096
*Sanofi-Aventis	16,659	1,065,727
Teleperformance	46,233	1,560,733
*Total	22,556	1,195,695
*Vallourec	11,009	1,156,873
Vivendi	48,275	1,303,733
		11,982,690
Germany–5.64%
Bayerische Motoren Werke	12,707	997,402
Deutsche Post	62,830	1,061,767
Metro	16,038	1,155,724
		3,214,893
Hong Kong–4.05%■
*Techtronic Industries	865,359	1,128,947
Yue Yuen Industrial Holdings	327,500	1,177,694
		2,306,641
Italy–5.81%
Finmeccanica	99,663	1,133,244
Parmalat	415,693	1,139,309
UniCredit	501,845	1,038,618
		3,311,171
Japan–10.61%
*Asahi Glass	93,000	1,086,708
Don Quijote	40,800	1,242,362
ITOCHU	92,435	935,561
Mitsubishi UFJ Financial Group	227,235	1,228,297
Toyota Motor	39,043	1,547,971
		6,040,899
Luxembourg–1.27%
ArcelorMittal	19,037	722,314
		722,314
Netherlands–2.04%
Koninklijke Philips Electronics	37,856	1,160,017
		1,160,017
Singapore–1.53%
Singapore Airlines	73,000	870,368
		870,368
Spain–4.06%
*Banco Santander	106,031	1,123,859
Telefonica	52,289	1,185,985
		2,309,844
Sweden–5.10%
*Autoliv	8,187	646,282
Meda Class A	146,155	1,113,678
Nordea Bank	105,290	1,146,245
		2,906,205
Switzerland–4.46%
†Aryzta	27,314	1,261,478
Novartis	21,755	1,279,501
		2,540,979
Taiwan–4.73%
Chunghwa Telecom ADR	23,363	590,383
HTC	68,250	2,105,759
		2,696,142
United Kingdom–8.61%
Greggs	120,816	881,139
National Grid	109,581	947,928
Rexam	229,496	1,194,372
Standard Chartered	44,478	1,197,289
Vodafone Group	263,231	681,274
		4,902,002
Total Common Stock
(cost $49,118,135)		55,952,421

	Principal
	Amount
	(U.S. $)
≠SHORT-TERM INVESTMENTS–1.43%
Discount Notes–0.93%
Federal Home Loan Bank
0.001% 1/3/11	$243,322	243,321
0.001% 1/5/11	21,616	21,616
0.001% 1/11/11	9,567	9,567
0.030% 1/26/11	243,322	243,315
0.098% 1/7/11	9,369	9,369
		527,188

International Value Equity Series-6

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
≠SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligation–0.50%
U.S. Treasury Bill 0.025% 1/13/11	$283,875	$283,874
		283,874
Total Short-Term Investments
(cost $811,063)		811,062

Total Value of Securities
Before Securities Lending
Collateral–99.67%
(cost $49,929,198)		56,763,483

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–15.55%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	246,247	$236,964
Delaware Investments Collateral
Fund No. 1	8,623,061	8,623,061
†@ Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral
(cost $9,175,622)		8,860,025

TOTAL VALUE OF SECURITIES–115.22% (cost $59,104,820)	65,623,508 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(16.11%)	(9,175,622)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	505,106
NET ASSETS APPLICABLE TO 5,366,420 SHARES OUTSTANDING–100.00%	$56,952,992
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($56,941,001 / 5,365,289 Shares)	$10.61
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($11,991 / 1,131 Shares)	$10.60
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$74,201,730
Undistributed net investment income	666,004
Accumulated net realized loss on investments	(24,462,250)
Net unrealized appreciation of investments and foreign currencies	6,547,508
Total net assets	$56,952,992

____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Country and Sector Allocations.”
†	Non income producing security.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements”
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $8,792,914 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
*	Securities listed and traded on the Hong Kong Stock Exchange.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

International Value Equity Series-7

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

Summary of Abbreviations:
ADR – American Depositary Receipts
EUR – European Monetary Unit
HKD – Hong Kong Dollar
MNB – Mellon National Bank
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	EUR	610,102	USD	(812,046)	1/3/10	$3,626
MNB	EUR	51,293	USD	(69,675)	1/4/10	(1,099)
MNB	EUR	(66,960)	USD	89,626	1/5/10	105
MNB	HKD	(1,056,945)	USD	135,847	1/3/10	(142)
MNB	HKD	(174,808)	USD	22,472	1/4/10	(20)
						$2,470

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,585,159
Securities lending income	76,798
Interest	894
Foreign tax withheld	(154,220)
1,508,631

EXPENSES:
Management fees	481,615
Custodian fees	33,159
Accounting and administration expenses	22,447
Reports and statements to shareholders	21,425
Audit and tax	14,020
Dividend disbursing and transfer agent fees and expenses	12,937
Insurance fees	4,724
Pricing fees	4,168
Legal fees	3,382
Trustees’ fees	3,219
Dues and services	1,929
Consulting fees	852
Registration fees	280
Trustees’ expenses	251
Distribution expenses – Service Class	30
604,438
Less waiver of distribution expenses – Service Class	(5)
Less expense paid indirectly	(1)
Total operating expenses	604,432

NET INVESTMENT INCOME	904,199

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	1,841,636
Foreign currencies	(122,889)
Foreign currency exchange contracts	(90,058)
Net realized gain	1,628,689
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	1,484,129

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	3,112,818

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$4,017,017

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$904,199	$2,336,930
Net realized gain (loss) on investments and
foreign currencies	1,628,689	(6,754,989)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	1,484,129	33,248,636
Net increase in net assets
resulting from operations	4,017,017	28,830,577

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,017,733)	(2,825,544)
Service Class	(236)	(249)
	(2,017,969)	(2,825,793)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,165,246	13,634,332
Service Class	6,184	581
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,017,733	2,825,544
Service Class	236	249
	8,189,399	16,460,706
Cost of shares repurchased:
Standard Class	(59,238,298)	(10,177,492)
Service Class	(5,750)	(9,441)
	(59,244,048)	(10,186,933)
Increase (decrease) in net assets derived
from capital share transactions	(51,054,649)	6,273,773

NET INCREASE (DECREASE)
IN NET ASSETS	(49,055,601)	32,278,557

NET ASSETS:
Beginning of year	106,008,593	73,730,036
End of year (including undistributed
net investment income of $666,004
and $1,992,721, respectively)	$56,952,992	$106,008,593

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$ 9.920	$ 7.640	$ 14.700	$ 23.100	$ 20.380

Income (loss) from investment operations:
Net investment income1	0.155	0.216	0.306	0.273	0.512
Net realized and unrealized gain (loss) on
investments and foreign currencies	0.903	2.324	(6.103)	0.858	4.043
Total from investment operations	1.058	2.540	(5.797)	1.131	4.555

Less dividends and distributions from:
Net investment income	(0.368)	(0.260)	(0.271)	(0.508)	(0.616)
Net realized gain on investments	–	–	(0.992)	(9.023)	(1.219)
Total dividends and distributions	(0.368)	(0.260)	(1.263)	(9.531)	(1.835)

Net asset value, end of period	$10.610	$9.920	$7.640	$14.700	$ 23.100

Total return2	10.92%	34.73%	(42.42% )	5.24%	23.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,941	$105,999	$73,712	$153,691	$173,017
Ratio of expenses to average net assets	1.07%	1.00%	1.04%	0.99%	1.01%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.07%	1.03%	1.05%	0.99%	1.01%
Ratio of net investment income to average net assets	1.60%	2.60%	2.79%	1.66%	2.44%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.60%	2.57%	2.78%	1.66%	2.44%
Portfolio turnover	40%	37%	35%	21%	114%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$9.910	$7.620	$14.660	$23.050	$20.350

Income (loss) from investment operations:
Net investment income1	0.131	0.196	0.279	0.233	0.459
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.907	2.327	(6.096)	0.856	4.029
Total from investment operations	1.038	2.523	(5.817)	1.089	4.488

Less dividends and distributions from:
Net investment income	(0.348)	(0.233)	(0.231)	(0.456)	(0.569)
Net realized gain on investments	–	–	(0.992)	(9.023)	(1.219)
Total dividends and distributions	(0.348)	(0.233)	(1.223)	(9.479)	(1.788)

Net asset value, end of period	$10.600	$9.910	$7.620	$14.660	$23.050

Total return2	10.71%	34.61%	(42.67% )	4.98%	23.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$10	$18	$180	$60
Ratio of expenses to average net assets	1.32%	1.25%	1.29%	1.24%	1.26%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.37%	1.33%	1.35%	1.29%	1.31%
Ratio of net investment income to average net assets	1.35%	2.35%	2.54%	1.41%	2.19%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.30%	2.27%	2.48%	1.36%	2.14%
Portfolio turnover	40%	37%	35%	21%	114%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-11

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $2,828 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$40,332	$592	$2	$394
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $115 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$21,921,469
Sales	75,197,721

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$59,430,375	$11,435,570	$(5,242,437)	$6,193,133

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$55,952,421	$–	$–	$55,952,421
Securities Lending Collateral	–	8,860,025	–	8,860,025
Short-Term	–	811,062	–	811,062
Total	$55,952,421	$9,671,087	$–	$65,623,508

Foreign Currency Exchange Contracts	$–	$2,470	$–	$2,470

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$13,712
Sales	(16,326)
Net change in unrealized appreciation/depreciation	2,614
Balance as of 12/31/10	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(13,018)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$2,017,969	$2,825,793

International Value Equity Series-14

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$74,201,730
Undistributed ordinary income	669,917
Post-October currency losses	(4,333)
Capital loss carryforwards	(24,136,695)
Unrealized appreciation of investments
and foreign currencies	6,222,373
Net assets	$56,952,992

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2010 through December 31, 2010 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2010, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(212,947)	$212,947

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,340,840 was utilized in 2010. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $11,412,874 expires in 2016 and $12,723,821 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	611,755	1,888,616
Service Class	640	69

Shares issued upon reinvestment of dividends and distributions:
Standard Class	203,400	408,907
Service Class	23	36
	815,818	2,297,628
Shares repurchased:
Standard Class	(6,138,156)	(1,261,776)
Service Class	(562)	(1,387)
	(6,138,718)	(1,263,163)
Net increase (decrease)	(5,322,900)	1,034,465

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

International Value Equity Series-15

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $8,792,914, for which cash collateral was received and invested in accordance with the lending agreement. At December 31, 2010, the value of invested collateral was $8,860,025. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

International Value Equity Series-16

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income
Distributions
(Tax Basis)
100%
____________________

(A) is based on a percentage of the Series’ total distributions.

The Series intends to pass through foreign tax credits in the maximum amount of $79,427. The gross foreign source income earned during the fiscal year 2010 by the Series was $1,499,274.

International Value Equity Series-17

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP International Value Equity Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP International Value Equity Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

International Value Equity Series-18

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

International Value Equity Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

International Value Equity Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)
December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

International Value Equity Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPIVE [12/10] DG3 16164 (2/11) (6908)	International Value Equity Series-22

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security types	5

> Statement of net assets	6

> Statement of operations	15

> Statements of changes in net assets	15

> Financial highlights	16

> Notes to financial statements	18

> Report of independent registered public accounting firm	27

> Other Series information	28

> Board of trustees/directors and officers addendum	29

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Portfolio management review	Jan. 11, 2010

     For the fiscal year ended Dec. 31, 2010, Delaware VIP Limited-Term Diversified Income Series Standard Class shares returned +4.45%, and Service Class shares returned +4.31% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Barclays Capital 1–3 Year Government/Credit Index, returned +2.80%.

     For much of the Series’ fiscal year, fixed income markets generally appeared to be on target for another year of solid, positive performance. Though the capital markets stayed volatile due to the many economic headwinds that remained in place, fixed income investments were generally supported by accommodative monetary policy from the Federal Reserve combined with still considerable value within many areas of the corporate bond market and a strong demand for yield in light of low interest rates.

     Toward the end of the fiscal year, however, bond markets became highly unsettled in the face of several macroeconomic developments, which caused fixed income indices to lose some of the progress they had made earlier in the year:
  The Fed engaged in another round of quantitative easing (in which it ultimately plans to purchase $600 billion of Treasury securities) in order to further spur economic growth.

  After the November 2010 election, President Obama reached an agreement with congressional Republicans to prolong the Bush-era tax cuts for two years. The agreement also included stimulative measures directed at extending unemployment benefits, cutting payroll taxes, and maintaining tax breaks on dividends and capital gains while lowering the estate tax.
     While the long-term effects of these actions may prove beneficial for the economy, the short-term effect on the fixed income market was less so, as long-term Treasury rates rose in anticipation of heightened inflation and the potential for improved economic growth. (It’s important to remember that as rates rise, bond prices decline.)

     The Series’ commitment to broad diversification is designed to allow us the flexibility to shift the portfolio’s makeup across many fixed income asset classes based on where we believe the best opportunities lie. Within the financial markets, the Series’ fiscal year was a volatile one but in some respects was similar to the previous fiscal year in that higher beta and corporate bonds were rewarded by investors. We found the most attractive parts of the market (on a risk-reward basis) to be in these areas and attempted to position the portfolio to benefit from such a dynamic. This positioning generally helps to explain the Series’ outperformance for the fiscal year.

     For example, during the Series’ fiscal year, we maintained a generally hefty position in investment grade corporate bonds, with a smaller amount in high yield bonds during the year. Among investment grade U.S. corporates, we concluded that BBB and A-rated bonds (as rated by a nationally recognized statistical rating organization) tended to offer the best risk-reward trade-off and emphasized Series positions in those categories. Though these bonds, considered medium-grade, experienced down periods during the fiscal year as investors moved toward higher-quality bonds, they proved beneficial over the entire fiscal year.

     The Series’ position in the high yield sector also contributed to performance as high yield bonds rallied during the fiscal year. Series returns within this category were moderated, however, by our emphasis on higher-quality bonds within the high yield sector.

     The Series’ allocation to international and emerging market bonds, though much smaller than its allocation to corporate bonds, added to the Series’ return during the course of the fiscal year. We generally sought debt within commodity-exporting or higher yielding countries such as Norway, Canada, and Australia, among developed nations, and Brazil, Indonesia, and Poland, among emerging markets.

     In general, we pursued the aforementioned asset classes (international, investment grade and high yield corporate bonds) at the expense of U.S. government securities (both Treasurys and agencies). Though the Series’ position in Treasurys remained relatively small versus that of the index during the fiscal year, its exposure to Treasurys detracted from returns. This was most pronounced during the final months of the fiscal year when interest rates rose dramatically and, as a result, prices declined.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Limited-Term Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+4.45%	+5.51%	+5.11%	+5.09%	+5.90%
Service Class shares (commenced operations on May 1, 2000)	+4.31%	+5.27%	+4.87%	+4.81%	+5.24%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.87%, while total operating expenses for Standard Class and Service Class shares were 0.62% and 0.92%, respectively. The management fee for Standard Class and Service Class shares was 0.50%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010		Starting value	Ending value
––	Delaware VIP Limited-Term Diversified Income Series (Standard Class shares)	$10,000	$16,416
– –	Barclays Capital 1–3 Year Government/Credit Index	$10,000	$15,293

The chart shows a $10,000 investment in the Delaware VIP Limited-Term Diversified Income Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the Barclays Capital 1–3 Year Government/Credit Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The Barclays Capital 1–3 Year Government/Credit Index is a market value–weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Limited-Term Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,015.30	0.61%	$3.10
Service Class	1,000.00	1,015.10	0.86%	4.37
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,022.13	0.61%	$3.11
Service Class	1,000.00	1,020.87	0.86%	4.38

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Limited-Term Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Types
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Types	of Net Assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	0.86%
Agency Mortgage-Backed Securities	28.42%
Agency Obligations	5.42%
Commercial Mortgage-Backed Securities	1.77%
Convertible Bonds	0.58%
Corporate Bonds	21.76%
Banking	4.46%
Basic Industry	1.09%
Brokerage	0.72%
Capital Goods	0.39%
Communications	3.35%
Consumer Cyclical	0.78%
Consumer Non-Cyclical	4.55%
Electric	1.40%
Energy	1.46%
Finance Companies	1.26%
Insurance	0.28%
Natural Gas	1.11%
Real Estate	0.32%
Technology	0.34%
Transportation	0.25%
Municipal Bonds	2.65%
Non-Agency Asset-Backed Securities	7.42%
Non-Agency Collateralized Mortgage Obligations	0.11%
Regional Bonds	0.62%
Senior Secured Loans	1.16%
Sovereign Bonds	1.72%
Supranational Banks	0.38%
U.S. Treasury Obligations	22.60%
Preferred Stock	0.42%
Short-Term Investments	19.54%
Securities Lending Collateral	10.08%
Total Value of Securities	125.51%
Obligation to Return Securities Lending Collateral	(10.09%)
Liabilities Net of Receivables and Other Assets	(15.42%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
December 31, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.00%
•Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$21,790
Total Agency Asset-Backed Securities
(cost $21,830)		21,790

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.86%
Fannie Mae Grantor Trust
• Series 2001-T5 A2 7.00% 2/19/30	24,784	27,083
Series 2001-T8 A2 9.50% 7/25/41	15,041	17,373
Fannie Mae REMICs
Series 2003-32 PH 5.50% 3/25/32	488,029	521,476
Series 2003-81 GE 4.50% 4/25/18	386,848	406,263
Series 2003-91 BE 4.00% 11/25/16	122,179	122,872
Series 2003-120 BL 3.50% 12/25/18	430,000	440,581
• Series 2005-66 FD 0.561% 7/25/35	688,307	687,835
Series 2006-69 PB 6.00% 10/25/32	1,491,910	1,549,991
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	36,047	40,922
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	61,083	68,205
Series 2694 QG 4.50% 1/15/29	57,728	58,954
Series 2706 UG 4.50% 8/15/16	1,065,000	1,091,720
Series 2802 NM 4.50% 9/15/29	730,000	763,524
Series 2890 PC 5.00% 7/15/30	140,000	146,402
Series 3337 PB 5.50% 7/15/30	40,000	41,363
Series 3416 GK 4.00% 7/15/22	110,654	115,310
•Freddie Mac Strip
Series 19 F 1.253% 6/1/28	10,697	10,740
wFreddie Mac Structured
Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,552	1,783
Series T-58 2A 6.50% 9/25/43	36,902	42,380
Total Agency Collateralized Mortgage
Obligations (cost $6,142,859)		6,154,777

AGENCY MORTGAGE-BACKED
SECURITIES–28.42%
Fannie Mae
4.00% 9/1/20	5,700,496	5,967,885
6.50% 8/1/17	11,793	12,853
7.00% 11/15/16	13,919	14,865
•Fannie Mae ARM
2.124% 1/1/35	1,208,967	1,255,241
2.402% 10/1/33	17,886	18,612
2.504% 12/1/33	20,134	20,930
2.623% 8/1/34	24,527	25,642
2.704% 6/1/34	27,273	28,419
2.776% 11/1/35	174,412	182,366
4.32% 9/1/39	791,456	822,720
4.398% 10/1/39	1,563,645	1,623,694
4.784% 9/1/35	627,705	659,404
4.96% 11/1/33	2,302,633	2,435,471
4.979% 8/1/35	24,465	26,012
5.066% 3/1/38	14,271	15,115
5.082% 9/1/38	1,265,353	1,341,433
5.131% 11/1/35	7,353	7,792
5.299% 4/1/36	408,827	428,330
5.493% 8/1/37	350,259	371,639
5.536% 4/1/37	1,673,847	1,781,850
5.915% 8/1/37	345,413	370,967
5.982% 7/1/36	52,874	56,396
5.986% 6/1/36	87,431	93,364
6.173% 8/1/37	473,325	504,023
6.218% 7/1/36	67,427	72,259
6.272% 4/1/36	23,905	25,603
6.288% 8/1/36	77,480	83,006
Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	54,484	56,773
Pool 763742 5.00% 1/1/34	59,160	61,646
Fannie Mae S.F. 15 yr
4.00% 7/1/25	5,730,214	5,923,609
4.00% 8/1/25	7,688,138	7,947,613
4.00% 11/1/25	7,858,218	8,123,434
4.50% 9/1/20	2,322,278	2,460,164
5.00% 9/1/18	194,750	208,535
5.00% 10/1/18	3,167	3,391
5.00% 2/1/19	5,110	5,494
5.00% 5/1/21	34,721	37,135
5.00% 9/1/25	15,220,965	16,155,627
5.50% 4/1/21	2,106	2,267
5.50% 1/1/23	20,003	21,521
6.00% 3/1/18	1,050,917	1,144,022
6.00% 8/1/22	57,245	62,459
7.00% 11/1/14	539	583
7.50% 3/1/15	2,199	2,350
8.00% 10/1/14	196	205
8.00% 10/1/16	12,087	13,304
Fannie Mae S.F. 15 yr TBA
3.50% 1/1/26	7,500,000	7,551,563
4.50% 1/1/26	19,800,000	20,755,963
5.00% 1/1/26	10,740,000	11,394,474
5.50% 1/1/26	14,100,000	15,157,500
Fannie Mae S.F. 30 yr
5.00% 3/1/34	9,006	9,525
5.00% 12/1/37	60,939	64,128
5.00% 1/1/38	113,619	119,566
5.00% 2/1/38	50,096	52,708
5.00% 7/1/40	157,415	165,605
5.50% 4/1/34	9,081,864	9,751,911
6.00% 11/1/34	5,373	5,893
6.00% 4/1/36	12,562	13,693
6.00% 10/1/36	1,816,130	1,979,655
6.00% 1/1/38	568,670	619,873
6.50% 6/1/29	1,628	1,830

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)
	AGENCY MORTGAGE-BACKED
	SECURITIES (continued)
	Fannie Mae S.F. 30 yr (continued)
	6.50% 1/1/34	$2,210	$2,485
	6.50% 4/1/36	5,854	6,553
	6.50% 6/1/36	13,675	15,325
	6.50% 10/1/36	11,265	12,624
	6.50% 8/1/37	3,009	3,370
	6.50% 12/1/37	16,458	18,609
	7.00% 12/1/34	1,322	1,501
	7.00% 12/1/35	1,090	1,235
	7.00% 4/1/37	1,349,488	1,528,236
	7.00% 12/1/37	17,381	19,683
	7.50% 6/1/31	14,371	16,492
	7.50% 4/1/32	597	686
	7.50% 5/1/33	2,450	2,816
	7.50% 6/1/34	1,024	1,176
	9.00% 7/1/20	21,680	24,167
	10.00% 8/1/19	17,791	19,907
	Fannie Mae S.F. 30 yr TBA
	5.00% 1/1/41	280,000	294,350
	5.50% 1/1/41	3,720,000	3,979,820
	6.00% 1/1/41	39,610,000	43,051,118
	•Freddie Mac ARM
	2.589% 4/1/33	10,318	10,726
	3.144% 4/1/34	5,446	5,719
	5.055% 7/1/38	3,012,588	3,189,579
	5.619% 6/1/37	1,132,274	1,199,878
	5.678% 7/1/36	153,880	161,065
	5.796% 10/1/36	17,830	19,018
	6.056% 10/1/37	1,175,149	1,262,384
	Freddie Mac Balloon 7 yr
	5.00% 6/1/11	59,022	60,271
	5.00% 11/1/11	62,310	63,550
	Freddie Mac S.F. 15 yr
	4.00% 11/1/13	38,754	39,789
	4.00% 3/1/14	51,682	54,028
	5.00% 4/1/20	174,841	186,561
	5.50% 7/1/24	4,275,246	4,611,254
	8.00% 5/1/15	17,863	19,564
	Freddie Mac S.F. 15 yr TBA
	5.00% 1/1/26	4,275,000	4,514,135
	Freddie Mac S.F. 30 yr
	6.00% 2/1/36	3,323,646	3,612,153
	6.00% 1/1/38	1,655,157	1,794,694
	7.00% 11/1/33	13,202	15,044
	9.00% 4/1/17	1,373	1,541
	Freddie Mac S.F. 30 yr TBA
	6.50% 1/1/41	2,675,000	2,965,072
	GNMA I S.F. 15 yr 6.00% 1/15/22	2,025,073	2,201,889
	GNMA I S.F. 30 yr
	7.00% 12/15/34	44,967	50,605
	7.50% 1/15/32	1,372	1,588
	GNMA II S.F. 30 yr
	12.00% 6/20/14	2,302	2,593
	12.00% 2/20/16	458	458
	Total Agency Mortgage-Backed
	Securities (cost $202,497,649)		203,163,221

	AGENCY OBLIGATIONS–5.42%
	Fannie Mae 1.25% 9/30/13	9,350,000	9,338,602
	Freddie Mac
Φ	0.50% 7/27/12	1,850,000	1,849,800
Φ	0.50% 4/19/13	3,790,000	3,790,303
Φ	0.50% 9/17/13	3,300,000	3,296,875
Φ	0.75% 8/16/13	1,950,000	1,949,460
	1.125% 10/25/13	6,500,000	6,469,775
	1.20% 9/24/13	3,070,000	3,061,886
	1.25% 9/30/13	9,000,000	8,995,311
	Total Agency Obligations
	(cost $38,808,620)		38,752,012

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES–1.77%
	#American Tower Trust Series 2007-1A AFX
	144A 5.42% 4/15/37	95,000	102,719
	Bank of America Commercial
	Mortgage Securities
	Series 2004-2 A3 4.05% 11/10/38	193,335	196,136
•	Series 2004-3 A5 5.413% 6/10/39	90,000	96,203
•	Series 2005-1 A5 5.156% 11/10/42	330,000	355,617
	Bear Stearns Commercial
	Mortgage Securities
•	Series 2005-PW10 A4 5.405% 12/11/40	245,000	261,762
•	Series 2005-T20 A4A 5.144% 10/12/42	500,000	538,195
	Series 2007-PW15 A4 5.331% 2/11/44	595,000	610,941
	w•Commercial Mortgage Pass Through
	Certificates Series 2005-C6 A5A
	5.116% 6/10/44	1,665,000	1,781,852
	First Union National Bank-Bank of
	America Commercial Mortgage Trust
	Series 2001-C1 C 6.403% 3/15/33	45,000	44,958
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38	17,376	17,464
•	Series 2004-GG2 A6 5.396% 8/10/38	470,000	504,838
	Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,412,913
	Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,481,643
•	Series 2006-GG6 A4 5.553% 4/10/38	915,000	982,835
	•Greenwich Capital Commercial Funding
	Series 2004-GG1 A7 5.317% 6/10/36	125,000	134,824
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	500,000	522,449
•	Series 2005-LDP5 A4 5.203% 12/15/44	545,000	586,727

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Merrill Lynch-Countrywide
Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	$20,082	$20,119
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,275,936
• Series 2007-T27 A4 5.648% 6/11/42	1,520,000	1,650,653
• Wachovia Bank Commercial
Mortgage Trust Series 2005-C20 A5
5.087% 7/15/42	80,000	81,467
Total Commercial Mortgage-Backed
Securities (cost $10,880,189)		12,660,251

CONVERTIBLE BONDS–0.58%
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13	375,000	376,875
Medtronic 1.625% exercise price $54.79,
expiration date 4/15/13	1,250,000	1,264,063
Transocean 1.50% exercise price $168.61,
expiration date 12/15/37	2,555,000	2,484,737
Total Convertible Bonds
(cost $3,919,919)		4,125,675

CORPORATE BONDS–21.76%
Banking–4.46%
#Bank Nederlandse Gemeenten
144A 1.75% 10/6/15	1,090,000	1,053,279
Bank of America
• 0.602% 6/15/17	605,000	526,104
* 3.70% 9/1/15	435,000	431,701
BB&T
5.20% 12/23/15	855,000	920,415
5.70% 4/30/14	1,440,000	1,585,542
* 6.50% 8/1/11	555,000	572,918
Comerica 3.00% 9/16/15	2,185,000	2,162,380
#Export-Import Bank of Korea 144A
5.25% 2/10/14	800,000	850,861
JPMorgan Chase
* 2.60% 1/15/16	3,295,000	3,200,775
* 5.15% 10/1/15	1,655,000	1,752,198
•JPMorgan Chase Bank 0.632% 6/13/16	605,000	570,980
KeyBank 5.80% 7/1/14	1,780,000	1,908,797
Korea Development Bank 8.00% 1/23/14	1,735,000	1,981,863
*Oesterreichische Kontrollbank
1.75% 3/11/13	1,230,000	1,246,127
1.75% 10/5/15	790,000	765,474
PNC Funding 5.25% 11/15/15	275,000	294,620
Rabobank
2.125% 10/13/15	665,000	643,847
•# 144A 11.00% 12/29/49	1,240,000	1,607,416
#Santander US Debt Unipersonal 144A
3.781% 10/7/15	1,200,000	1,128,706
Silicon Valley Bank 5.70% 6/1/12	380,000	392,835
US Bancorp
3.15% 3/4/15	750,000	772,284
* 4.20% 5/15/14	1,860,000	1,988,443
•USB Capital IX 6.189% 4/15/49	1,770,000	1,380,600
Wachovia 5.25% 8/1/14	480,000	512,334
•Wells Fargo Bank 0.494% 5/16/16	545,000	504,539
•Wells Fargo Capital XIII 7.70% 12/29/49	1,785,000	1,854,169
#Westpac Securities 144A 2.50% 5/25/12	1,255,000	1,284,668
		31,893,875
Basic Industry–1.09%
#Anglo American Capital 144A
2.15% 9/27/13	1,095,000	1,105,144
ArcelorMittal 3.75% 8/5/15	2,290,000	2,311,481
CF Industries 7.125% 5/1/20	485,000	532,288
Dow Chemical 7.60% 5/15/14	1,215,000	1,402,422
Hexion US/Nova Scotia Finance
8.875% 2/1/18	845,000	907,319
*Praxair 2.125% 6/14/13	1,015,000	1,037,443
*Teck Resources 9.75% 5/15/14	389,000	487,145
		7,783,242
Brokerage–0.72%
*Goldman Sachs Group 5.125% 1/15/15	1,950,000	2,096,960
Jefferies Group 5.875% 6/8/14	820,000	882,281
Lazard Group
6.85% 6/15/17	608,000	636,868
7.125% 5/15/15	1,074,000	1,157,564
•Morgan Stanley 0.769% 10/15/15	420,000	394,239
		5,167,912
Capital Goods–0.39%
Allied Waste North America
7.125% 5/15/16	635,000	673,054
*NXP BV Funding 9.50% 10/15/15	125,000	134,063
Thermo Fisher Scientific 3.20% 5/1/15	1,910,000	1,956,048
		2,763,165
Communications–3.35%
American Tower 5.05% 9/1/20	50,000	49,265
*AT&T 6.70% 11/15/13	190,000	216,015
AT&T Wireless 8.125% 5/1/12	1,344,000	1,468,633
*Cablevision Systems 8.625% 9/15/17	300,000	328,125
#Charter Communications Operating
Capital 144A 10.875% 9/15/14	95,000	106,638
Cincinnati Bell 7.00% 2/15/15	265,000	264,338
Comcast 5.90% 3/15/16	810,000	907,845
COX Communications 5.45% 12/15/14	1,275,000	1,404,870
*#Cricket Communications 144A
7.75% 10/15/20	850,000	811,750
#Crown Castle Towers 144A
3.214% 8/15/15	795,000	783,452
*CSC Holdings 6.75% 4/15/12	42,000	43,733
DirecTV Holdings/Financing
7.625% 5/15/16	1,405,000	1,559,522
DISH DBS 7.875% 9/1/19	235,000	246,750
Frontier Communications 7.125% 3/15/19	659,000	680,418
#Inmarsat Finance 144A 7.375% 12/1/17	290,000	305,950

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
#NBC Universal 144A 2.875% 4/1/16	$2,505,000	$2,450,227
Qwest 8.375% 5/1/16	1,300,000	1,547,000
Sprint Nextel 6.00% 12/1/16	1,460,000	1,418,025
Telecom Italia Capital
4.95% 9/30/14	345,000	353,767
5.25% 11/15/13	300,000	312,749
6.20% 7/18/11	691,000	709,242
Time Warner Cable
7.50% 4/1/14	1,420,000	1,629,657
8.25% 2/14/14	495,000	574,977
*Verizon Communications
5.55% 2/15/16	2,225,000	2,496,856
#Vivendi 144A 5.75% 4/4/13	1,580,000	1,705,158
#Wind Acquisition Finance 144A
11.75% 7/15/17	850,000	962,625
Windstream 8.125% 8/1/13	570,000	629,850
		23,967,437
Consumer Cyclical–0.78%
Brinker International 5.75% 6/1/14	1,000,000	1,051,809
*Goodyear Tire & Rubber 10.50% 5/15/16	610,000	698,450
*Harrah’s Operating 11.25% 6/1/17	745,000	841,850
MGM Mirage 13.00% 11/15/13	445,000	528,438
*Wal-Mart Stores 1.50% 10/25/15	1,970,000	1,889,135
Wyndham Worldwide 5.75% 2/1/18	575,000	585,524
		5,595,206
Consumer Non-Cyclical–4.55%
Abbott Laboratories 2.70% 5/27/15	1,935,000	1,974,859
Amgen 4.85% 11/18/14	665,000	731,424
Anheuser-Busch Inbev Worldwide
* 3.625% 4/15/15	220,000	227,303
# 144A 5.375% 11/15/14	1,960,000	2,161,331
*Aramark 8.50% 2/1/15	495,000	519,750
AstraZeneca 5.40% 9/15/12	1,035,000	1,116,548
#Brambles USA 144A 3.95% 4/1/15	240,000	243,687
CareFusion 5.125% 8/1/14	2,125,000	2,298,880
Celgene 2.45% 10/15/15	1,120,000	1,089,101
Coca-Cola Enterprises 2.125% 9/15/15	1,975,000	1,921,404
*Community Health Systems
8.875% 7/15/15	830,000	873,575
Corrections Corporation of America
7.75% 6/1/17	280,000	298,550
Genzyme 3.625% 6/15/15	1,750,000	1,798,447
HCA 9.25% 11/15/16	525,000	561,422
*HCA PIK 9.625% 11/15/16	73,000	78,384
Hospira 6.40% 5/15/15	1,725,000	1,954,943
Iron Mountain 8.00% 6/15/20	760,000	801,800
Kraft Foods 4.125% 2/9/16	1,790,000	1,881,156
McKesson 5.25% 3/1/13	1,300,000	1,396,985
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,136,544
Medtronic 3.00% 3/15/15	950,000	975,834
*RSC Equipment Rental/Holdings III
10.25% 11/15/19	655,000	733,600
St. Jude Medical 2.50% 1/15/16	2,615,000	2,584,335
*Supervalu 7.50% 11/15/14	520,000	504,400
Teva Pharmaceutical Finance II/III
3.00% 6/15/15	1,360,000	1,385,205
#Woolworths 144A 2.55% 9/22/15	2,185,000	2,160,414
Yale University 2.90% 10/15/14	1,105,000	1,140,748
		32,550,629
Electric–1.40%
Appalachian Power 3.40% 5/24/15	1,445,000	1,480,161
CMS Energy
6.55% 7/17/17	455,000	486,006
8.75% 6/15/19	240,000	283,491
Dominion Resources 5.60% 11/15/16	525,000	591,650
Duke Energy 3.95% 9/15/14	1,615,000	1,693,839
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	2,011,176
*NRG Energy 7.375% 2/1/16	850,000	873,375
*PacifiCorp 6.90% 11/15/11	1,100,000	1,159,796
@#Power Receivables Finance 144A
6.29% 1/1/12	20,169	20,185
Public Service Electric & Gas
2.70% 5/1/15	1,400,000	1,413,901
		10,013,580
Energy–1.46%
Chesapeake Energy
7.25% 12/15/18	550,000	572,000
* 9.50% 2/15/15	760,000	860,700
EOG Resources 2.95% 6/1/15	670,000	675,347
Forest Oil 7.25% 6/15/19	340,000	346,800
#Hercules Offshore 144A
10.50% 10/15/17	275,000	228,938
Nexen 5.05% 11/20/13	1,600,000	1,704,662
Noble Holding International
3.45% 8/1/15	970,000	991,590
Plains All American Pipeline/Finance
3.95% 9/15/15	2,460,000	2,544,580
Shell International Finance
3.10% 6/28/15	980,000	1,007,460
Weatherford International
5.15% 3/15/13	16,000	16,981
#Woodside Finance 144A
4.50% 11/10/14	1,065,000	1,120,383
8.125% 3/1/14	285,000	328,126
		10,397,567
Finance Companies–1.26%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,101,005
#ERAC USA Finance 144A 2.75% 7/1/13	585,000	595,804
*General Electric Capital
• 0.562% 9/15/14	1,390,000	1,350,228
3.75% 11/14/14	1,205,000	1,246,747
International Lease Finance
* 5.75% 6/15/11	970,000	979,700
# 144A 8.75% 3/15/17	2,550,000	2,741,251
		9,014,735
Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Insurance–0.28%
MetLife 2.375% 2/6/14	$2,015,000	$2,026,060
		2,026,060
Natural Gas–1.11%
El Paso 7.00% 6/15/17	150,000	159,047
Energy Transfer Partners
8.50% 4/15/14	1,965,000	2,283,154
Enterprise Products Operating
7.50% 2/1/11	665,000	667,949
9.75% 1/31/14	750,000	906,577
Kinder Morgan Energy Partners
6.75% 3/15/11	455,000	460,073
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	1,370,000	1,463,950
TransCanada PipeLines
4.00% 6/15/13	1,470,000	1,558,966
• 6.35% 5/15/67	415,000	410,315
		7,910,031
Real Estate–0.32%
Developers Diversified Realty
5.375% 10/15/12	1,510,000	1,554,213
#•USB Realty 144A 6.091% 12/22/49	1,000,000	758,750
		2,312,963
Technology–0.34%
National Semiconductor 3.95% 4/15/15	925,000	943,014
#Seagate Technology International 144A
10.00% 5/1/14	1,225,000	1,442,438
		2,385,452
Transportation–0.25%
Burlington Northern Santa Fe
7.00% 2/1/14	1,585,000	1,812,585
		1,812,585
Total Corporate Bonds
(cost $150,635,038)		155,594,439

MUNICIPAL BONDS–2.65%
California State Department of Water
Resources Power Supply Revenue
5.00% 5/1/13	4,370,000	4,740,663
•Puerto Rico Sales Tax Financing Sales
Revenue (First Subordinate)
Series A 5.00% 8/1/39	2,000,000	2,053,560
Railsplitter Tobacco Settlement
Authority, Illinois Revenue
5.00% 6/1/15	1,475,000	1,558,588
Regional Transportation Authority,
Illinois Taxable Working Cash (NTS)
Series C 2.843% 7/1/12	4,400,000	4,449,324
State of California (Antic NTS)
Series A-2 3.00% 6/28/11	6,110,000	6,157,048
Total Municipal Bonds
(cost $18,862,521)		18,959,183

NON-AGENCY ASSET-BACKED
SECURITIES–7.42%
Ally Auto Receivables Trust
Series 2010-2 A3 1.38% 7/15/14	440,000	442,398
•American Express Credit Account Master
Trust Series 2010-1 B 0.86% 11/16/15	400,000	399,540
•Ameriquest Mortgage Securities
Series 2003-11 AF6 5.14% 1/25/34	46,609	47,160
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.30% 11/15/19	2,115,000	2,052,855
Series 2008-A5 A5 1.46% 12/16/13	7,140,000	7,178,036
Capital One Multi-Asset Execution Trust
• Series 2004-A5 A5 0.41% 3/17/14	2,255,000	2,254,139
• Series 2005-A6 A6 0.339% 7/15/15	3,410,000	3,387,121
• Series 2006-A11 A11 0.35% 6/17/19	4,000,000	3,875,093
Series 2007-A7 A7 5.75% 7/15/20	665,000	755,665
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13	88,082	88,152
•Chase Issuance Trust
Series 2005-A2 A2 0.33% 12/15/14	2,300,000	2,294,591
#CIT Equipment Collateral
Series 2009-VT1 A3 144A
3.07% 8/15/16	581,678	587,650
Citibank Credit Card Issuance Trust
• Series 2004-C1 C1 0.91% 7/15/13	530,000	527,262
Series 2006-A4 A4 5.45% 5/10/13	775,000	788,563
• Series 2009-A1 A1 2.01% 3/17/14	810,000	824,460
CNH Equipment Trust
• Series 2007-A A4 0.30% 9/17/12	48,214	48,211
Series 2008-A A4A 4.93% 8/15/14	108,790	111,541
Series 2008-B A3A 4.78% 7/16/12	1,675	1,678
Series 2009-C A3 1.85% 12/16/13	260,000	262,137
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	534,055	558,223
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	340,000	385,745
Series 2008-A4 A4 5.65% 12/15/15	855,000	943,039
• Series 2009-A1 A1 1.56% 12/15/14	4,690,000	4,752,054
• Series 2010-A1 A1 0.91% 9/15/15	4,000,000	4,020,409
•Discover Card Master Trust I
Series 2005-4 A2 0.35% 6/16/15	3,600,000	3,576,811
Series 2006-3 A1 0.29% 3/15/14	5,010,000	5,003,817
Series 2007-2 A 0.34% 9/15/16	2,525,000	2,494,942
•Ford Credit Auto Owner Trust
Series 2008-C A4B 2.01% 4/15/13	1,100,000	1,115,744
•Ford Credit Floorplan Master Owner
Trust Series 2009-2 A 1.81% 9/15/14	360,000	365,275
#•Golden Credit Card Trust
Series 2008-3 A 144A 1.26% 7/15/11	125,000	125,508
Harley-Davidson Motorcycle Trust
# Series 2006-1 A2 144A 5.04% 10/15/12	12,178	12,200
Series 2009-4 A3 1.87% 2/17/14	205,000	206,701

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	$1,435,000	$1,494,709
Series 2010-A A4 2.13% 10/17/16	845,000	862,042
#Navistar Financial Owner Trust
Series 2010-B A3 144A 1.08% 3/18/14	975,000	973,357
•New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	13,929	13,691
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	22,886
Series 2006-KS3 AI3 0.431% 4/25/36	142,623	133,564
•Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	5,479	5,329
∏Structured Asset Securities
Series 2005-4XS 1A2B 4.67% 3/25/35	9,296	9,237
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12	17,120	17,254
Total Non-Agency Asset-Backed
Securities (cost $52,480,600)		53,018,789

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.11%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	21,313	19,924
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34	59,559	60,509
Series 2004-11 1CB1 6.00% 12/25/34	28,233	26,377
Series 2005-3 2A1 5.50% 4/25/20	86,365	81,503
Series 2005-6 7A1 5.50% 7/25/20	64,410	62,762
Series 2005-9 5A1 5.50% 10/25/20	137,261	130,804
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.84% 5/25/33	286	208
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21	81,557	82,274
wCountrywide Home Loan Mortgage
Pass Through Trust
• Series 2003-21 A1 2.917% 5/25/33	13,014	11,353
• Series 2003-46 1A1 3.01% 1/19/34	12,116	11,094
Series 2006-17 A5 6.00% 12/25/36	3,048	2,889
Deutsche Alternative Securities
Loan Trust Series 2003-4XS A6A
4.82% 10/25/33	43,806	43,984
#GSMPS Mortgage Loan Trust 144A
• Series 1998-3 A 7.75% 9/19/27	17,168	17,274
Series 2005-RP1 1A3 8.00% 1/25/35	22,105	22,224
Series 2005-RP1 1A4 8.50% 1/25/35	9,497	9,232
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	45,826	43,732
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 2.575% 12/25/33	8,523	7,978
Series 2005-6 7A1 5.376% 6/25/35	49,797	42,696
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A 8.00% 8/25/34	42,958	43,305
#•MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	13,960	13,802
•Structured ARM Loan Trust
Series 2006-5 5A4 5.439% 6/25/36	30,255	4,333
wWashington Mutual Mortgage Pass
Through Certificates Series 2003-S10
A2 5.00% 10/25/18	73,251	75,911
•Wells Fargo Mortgage Backed Securities
Trust Series 2005-AR16 2A1
2.847% 10/25/35	7,002	6,618
Total Non-Agency Collateralized
Mortgage Obligations
(cost $822,731)		820,786

REGIONAL BONDS–0.62%Δ
Canada–0.62%
Province of British Colombia
2.85% 6/15/15	795,000	819,281
Province of Nova Scotia 2.375% 7/21/15	2,590,000	2,595,428
Province of Quebec 4.60% 5/26/15	955,000	1,049,335
Total Regional Bonds
(cost $4,531,030)		4,464,044

«SENIOR SECURED LOANS–1.16%
AIG Tranche 1 6.75% 3/17/15	1,081,731	1,100,959
AIG Tranche 2 7.00% 3/17/16	793,269	809,432
Delta Air Lines 8.75% 9/16/13	1,163,221	1,175,579
Ford Motor Tranche B 5.80% 12/15/13	1,090,513	1,090,235
Graham Packaging Tranche C
6.75% 4/5/14	1,143,202	1,158,801
Level 3 Communication Tranche B
9.62% 3/13/14	783,000	848,334
Rental Services 2nd Lien Tranche
6.291% 10/7/13	1,044,929	1,025,989
Texas Competitive Electric Holdings
Tranche B2 6.579% 10/10/14	1,400,730	1,086,371
Total Senior Secured Loans
(cost $8,201,024)		8,295,700

SOVEREIGN BONDS–1.72%Δ
Norway–1.09%
Eksportfinans
1.875% 4/2/13	1,785,000	1,806,798
3.00% 11/17/14	1,850,000	1,910,800
5.50% 5/25/16	2,420,000	2,727,104
#Kommunalbanken 144A 1.75% 10/5/15	1,430,000	1,389,368
		7,834,070
Republic of Korea–0.10%
*#Korea Expressway 144A 4.50% 3/23/15	695,000	715,913
		715,913

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
SOVEREIGN BONDS (continued)
Sweden–0.53%
Svensk Export Credit 1.75% 10/20/15	$3,900,000	$3,765,887
		3,765,887
Total Sovereign Bonds
(cost $12,378,660)		12,315,870

SUPRANATIONAL BANKS–0.38%
African Development Bank
3.00% 5/27/14	995,000	1,042,856
International Finance
2.125% 11/17/17	1,775,000	1,693,474
Total Supranational Banks
(cost $2,773,812)		2,736,330

U.S. TREASURY OBLIGATIONS–22.60%
U.S. Treasury Bill
0.875% 3/31/11	22,500,000	22,540,433
∞ 4.875% 5/31/11	57,515,000	58,622,624
U.S. Treasury Notes
* 0.50% 11/30/12	23,185,000	23,158,731
* 0.75% 12/15/13	55,540,000	55,153,830
1.375% 11/30/15	1,025,000	996,252
2.125% 12/31/15	1,105,000	1,111,043
Total U.S. Treasury Obligations
(cost $162,149,015)		161,582,913

	Number of
	Shares
PREFERRED STOCK–0.42%
•PNC Financial Services Group 8.25%	2,765,000	2,975,942
Total Preferred Stock
(cost $2,587,573)		2,975,942

	Principal
	Amount
	(U.S. $)
≠SHORT-TERM INVESTMENTS–19.54%
Discount Notes–16.53%
Federal Home Loan Bank
0.001% 1/3/11	$18,452,755	18,452,754
0.001% 1/5/11	20,672,549	20,672,508
0.001% 1/11/11	725,501	725,494
0.030% 1/26/11	24,720,501	24,719,858
0.098% 1/7/11	53,614,397	53,614,183
		118,184,797
U.S. Treasury Obligation–3.01%
U.S. Treasury Bill 0.025% 1/13/11	21,528,215	21,528,085
		21,528,085

Total Short-Term Investments
(cost $139,712,148)		139,712,882

Total Value of Securities Before
Securities Lending Collateral–115.43%
(cost $817,405,218)		825,354,604

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–10.08%
Investment Companies
BNY Mellon SL DB II
Liquidating Fund	65,594	63,121
Delaware Investments Collateral
Fund No. 1	72,022,882	72,022,882
†@Mellon GSL Reinvestment Trust II	66,475	0
Total Securities Lending Collateral
(cost $72,154,951)		72,086,003

TOTAL VALUE OF SECURITIES–125.51% (cost $889,560,169)	897,440,607	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(10.09%)	(72,154,951)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(15.42%)	(110,276,043	)z
NET ASSETS APPLICABLE TO 70,864,519 SHARES OUTSTANDING–100.00%	$715,009,613
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($39,361,720 / 3,877,048 Shares)	$10.15
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($675,647,893 / 66,987,471 Shares)	$10.09
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$695,295,583
Undistributed net investment income	693,384
Accumulated net realized gain on investments	12,844,490
Unrealized appreciation of investments and foreign currencies	6,176,156
Total net assets	$715,009,613

Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)
____________________

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.
Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2010.
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $33,534,688, which represented 4.69% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $89,325,661 of securities loaned.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $20,185, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
∏	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2010, the aggregate amount of the restricted securities was $9,237, or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
∞	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
z	Of this amount, $109,744,220 represents payable for securities purchased as of December 31, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays
BOA – Bank of America Securities
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMS – JPMorgan Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley & Co.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced yr – Year

Limited-Term Diversified Income Series-13

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

1The following futures contracts and swap contracts were outstanding at December 31, 2010:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy	Cost	Value	Date	(Depreciation)
284 U.S. Treasury 10 yr Notes	$35,215,051	$34,204,250	3/22/11	$(1,010,801)

Swap Contracts
CDS Contracts

			Annual		Unrealized
	Swap &	Notional	Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	CDX High Yield 15 CDS	$5,250,000	5.00%	12/20/15	$(316,788)
BCLY	ITRAXX Europe Subordinate
	Financials 14.1 5 yr CDS	9,890,000	1.00%	12/20/15	913,066
BOA	CDX High Yield 15 CDS	2,925,000	5.00%	12/20/15	(176,449)
GSC	CDX High Yield 15 CDS	5,625,000	5.00%	12/20/15	(339,325)
JPMS	CDX High Yield 15 CDS	10,500,000	5.00%	12/20/15	(633,577)
JPMS	ITRAXX Europe Subordinate
	Financials 14.1 5 yr CDS	2,575,000	1.00%	12/20/15	210,508
JPMS	Penney (J.C.) 5 yr CDS	750,000	1.00%	3/20/15	10,504
JPMS	Viacom 5 yr CDS	2,255,000	1.00%	9/20/15	(35,421)
MSC	CDX High Yield 15 CDS	5,450,000	5.00%	12/20/15	(328,857)
		$45,220,000			$(696,339)
	Protection Sold / Moody’s Rating:
JPMS	Comcast 5 yr CDS / Baa	$2,255,000	1.00%	9/20/15	$44,742
JPMS	MetLife 5 yr CDS / A	395,000	1.00%	12/20/14	13,212
		$2,650,000			$57,954
Total					$(638,385)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Interest	$13,869,090
Dividends	228,112
Securities lending income	26,593
14,123,795

EXPENSES:
Management fees	2,803,569
Distribution expenses – Service Class	1,590,442
Accounting and administration expenses	224,042
Reports and statements to shareholders	69,585
Dividend disbursing and transfer agent fees and expenses	61,292
Legal fees	44,164
Audit and tax	38,081
Trustees’ fees	31,015
Custodian fees	29,870
Pricing fees	23,222
Registration fees	17,600
Insurance fees	16,900
Consulting fees	7,024
Dues and services	2,491
Trustees’ expenses	1,792
4,961,089
Less waiver of distribution expenses – Service Class	(264,487)
Less expense paid indirectly	(1)
Total operating expenses	4,696,601
NET INVESTMENT INCOME	9,427,194

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	14,869,560
Futures contracts	2,866,453
Foreign currencies	10,850
Foreign currency exchange contracts	2,880
Swap contracts	(2,731,126)
Written options	48,882
Net realized gain	15,067,499
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(3,450,576)

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	11,616,923

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$21,044,117

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets
	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$9,427,194	$8,446,989
Net realized gain on investments and
foreign currencies	15,067,499	6,840,851
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(3,450,576)	10,629,203
Net increase in net assets
resulting from operations	21,044,117	25,917,043

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(829,083)	(1,100,043)
Service Class	(10,743,944)	(7,028,974)
Net realized gain on investments:
Standard Class	(202,007)	–
Service Class	(2,831,235)	–
	(14,606,269)	(8,129,017)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,015,936	17,000,880
Service Class	406,716,924	354,034,529
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,034,007	958,052
Service Class	13,520,613	6,394,746
	439,287,480	378,388,207

Cost of shares repurchased:
Standard Class	(10,664,463)	(15,368,263)
Service Class	(121,993,721)	(88,634,583)
	(132,658,184)	(104,002,846)
Increase in net assets derived from capital
share transactions	306,629,296	274,385,361

NET INCREASE IN NET ASSETS	313,067,144	292,173,387

NET ASSETS:
Beginning of year	401,942,469	109,769,082
End of year (including undistributed
net investment income of $693,384
and $248,127, respectively)	$715,009,613	$401,942,469

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$10.010	$ 9.190	$ 9.670	$ 9.710	$ 9.710

Income (loss) from investment operations:
Net investment income1	0.193	0.358	0.418	0.324	0.396
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.248	0.809	(0.451)	0.099	0.038
Total from investment operations	0.441	1.167	(0.033)	0.423	0.434

Less dividends and distributions from:
Net investment income	(0.240)	(0.347)	(0.447)	(0.463)	(0.434)
Net realized gain on investments	(0.061)	–	–	–	–
Total dividends and distributions	(0.301)	(0.347)	(0.447)	(0.463)	(0.434)

Net asset value, end of period	$10.150	$10.010	$9.190	$9.670	$9.710

Total return2	4.45%	12.77%	(0.28% )	4.46%	4.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,362	$30,513	$25,357	$20,880	$22,626
Ratio of expenses to average net assets	0.60%	0.62%	0.63%	0.68%	0.71%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.60%	0.62%	0.67%	0.68%	0.71%
Ratio of net investment income to average net assets	1.90%	3.69%	4.46%	3.36%	4.10%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.90%	3.69%	4.42%	3.36%	4.10%
Portfolio turnover	443%	358%	339%	170%	318%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$ 9.940	$ 9.130	$ 9.610	$ 9.650	$ 9.650

Income (loss) from investment operations:
Net investment income1	0.167	0.334	0.395	0.300	0.372
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.257	0.798	(0.452)	0.099	0.037
Total from investment operations	0.424	1.132	(0.057)	0.399	0.409

Less dividends and distributions from:
Net investment income	(0.213)	(0.322)	(0.423)	(0.439)	(0.409)
Net realized gain on investments	(0.061)	–	–	–	–
Total dividends and distributions	(0.274)	(0.322)	(0.423)	(0.439)	(0.409)

Net asset value, end of period	$10.090	$9.940	$9.130	$9.610	$9.650

Total return2	4.31%	12.57%	(0.64% )	4.23%	4.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$675,648	$371,429	$84,412	$19,262	$11,706
Ratio of expenses to average net assets	0.85%	0.87%	0.88%	0.93%	0.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.90%	0.92%	0.97%	0.98%	1.01%
Ratio of net investment income to average net assets	1.65%	3.44%	4.21%	3.11%	3.85%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.60%	3.39%	4.12%	3.06%	3.78%
Portfolio turnover	443%	358%	339%	170%	318%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-17

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls—The Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Series to buy a security. The Series accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Series’ portfolio turnover rate.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $28,166 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$294,060	$7,439	$140,937	$5,304
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $14,551 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,389,870,295
Purchases of U.S. government securities	1,090,391,511
Sales other than U.S. government securities	1,209,650,556
Sales of U.S. government securities	1,066,574,682

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$890,010,372	$10,190,071	$(2,759,836)	$7,430,235

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$314,466,118	$125,508	$314,591,626
Corporate Debt	–	168,015,814	–	168,015,814
Foreign Debt	–	19,516,244	–	19,516,244
Municipal Bonds	–	18,959,183	–	18,959,183
Other	–	2,975,942	–	2,975,942
Securities Lending Collateral	–	72,086,003	–	72,086,003
Short-Term	–	139,712,882	–	139,712,882
U.S. Treasury Obligations	–	161,582,913	–	161,582,913
Total	$–	$897,315,099	$125,508	$897,440,607

Futures Contracts	$(1,010,801)	$–	$–	$(1,010,801)
Swap Contracts	–	(638,385)	–	(638,385)

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending	Total
	Securities	Collateral	Series
Balance as of 12/31/09	$705,783	$2,976	$708,759
Sales	(26)	(3,543)	(3,569)
Transfers out of Level 3	(580,000)	–	(580,000)
Net change in unrealized
appreciation/depreciation	(249)	567	318
Balance as of 12/31/10	$125,508	$–	$125,508

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$1,929	$(2,825)	$(896)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

During the year ended December 31, 2010, the Series made transfers out of Level 3 investments into Level 2 investments in the amount of $580,000. This was due to the Series’ pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the year ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$14,606,269	$8,129,017

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$695,295,583
Undistributed ordinary income	7,964,014
Undistributed long-term capital gains	4,319,878
Unrealized appreciation of investments
and foreign currencies	7,430,138
Net assets	$715,009,613

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, mark-to-market of futures contracts, and market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through December 31, 2010 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, CDS contracts, foreign currency gain (loss), and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2010, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$2,591,090	$(2,591,090)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	1,778,146	1,783,855
Service Class	40,403,796	36,604,195

Shares issued upon reinvestment of dividends and distributions:
Standard Class	102,190	98,411
Service Class	1,345,041	655,367
	43,629,173	39,141,828

Shares repurchased:
Standard Class	(1,051,727)	(1,591,938)
Service Class	(12,112,783)	(9,150,731)
	(13,164,510)	(10,742,669)
Net increase	30,464,663	28,399,159

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2010.

Limited-Term Diversified Income Series-22

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options
During the year ended December 31, 2010, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, financial indices, and foreign currencies. When the Series buys and option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the year ended December 31, 2010 for the Series were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2009	–	$–
Options written	250	62,480
Options terminated in closing purchase transactions	(250)	(62,480)
Options outstanding at December 31, 2010	–	$–

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Limited-Term Diversified Income Series-23

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2010, the net unrealized depreciation of credit default swaps was $638,385. The Series has posted $210,000 as collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of December 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been required to pay $42,570,000 less the value of the contracts’ related reference obligations. The Series received $1,066,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at December 31, 2010, the notional value of the protection sold was $2,650,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2010, the net unrealized appreciation of the protection sold was $57,954.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of December 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets		Liabilities net of receivables and
	net of liabilities	$–	other assets	$(1,010,801)

Credit contracts (Swap contracts)	Receivables and other assets		Liabilities net of receivables and
	net of liabilities	596,278	other assets	(1,234,663)

Total		$596,278		$(2,245,464)

Limited-Term Diversified Income Series-24

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Statement of Operations
The effect of derivative instruments on the statement of operations for the year ended December 31, 2010 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts (Forward currency contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation/deprecation of investments and foreign currencies	$2,880	$–

Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/deprecation of investments and foreign currencies	2,866,453	(920,740)

Interest rate contracts (Option contracts)	Net realized gain on written option and net change in unrealized appreciation/depreciation of investments and foreign currencies	48,882	–

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(2,731,126)	(692,024)
Total		$187,089	$(1,612,764)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral

Limited-Term Diversified Income Series-25

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $89,325,661 for which the Series received collateral, comprised of non-cash collateral valued at $19,230,232 and cash collateral of $72,154,951. At December 31, 2010, the value of invested collateral was $72,086,003. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral”.

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income
Distributions
(Tax Basis)
100%

____________________

(A) is based on a percentage of the Series’ total distributions.

Limited-Term Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Limited-Term Diversified Income Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Limited-Term Diversified Income Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Limited-Term Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Limited-Term Diversified Income Series-28

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Limited-Term Diversified Income Series-29

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Limited-Term Diversified Income Series-30

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPLTD [12/10] DG3 16165 (2/11)	(6908)	Limited-Term Diversified Income Series-31

Delaware VIP® Trust
Delaware VIP REIT Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation and top 10 holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	18

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Portfolio management review	Jan. 11, 2010

     For the fiscal year ended Dec. 31, 2010, Delaware VIP REIT Series returned +26.98% for Standard Class shares and +26.61% for Service Class shares, both with all distributions reinvested. Effective Dec. 20, 2010, the Series’ benchmark changed from the FTSE NAREIT All Equity REITs Index (formerly the FTSE NAREIT Equity REITs Index) to the newly constituted FTSE NAREIT Equity REITs Index. For the fiscal year ended Dec. 31, 2010, the FTSE NAREIT Equity REITs Index returned +28.00%, and the FTSE NAREIT All Equity REITs Index returned +27.95%.

     Investors in U.S. real estate securities enjoyed very strong results during the Series’ fiscal year, despite a significant downturn between late April and August 2010, when concerns about European government debt levels and the potential for a U.S. economic slowdown were most pronounced. (Market performance: Bloomberg.)

     One of the leading factors boosting the stock prices of real estate investment trusts (REITs) was the healthy availability of credit. Property companies are typically capital intensive, which means they rely on credit to finance development projects and real estate acquisitions. Therefore, because they are constantly tapping the debt markets, these types of companies tend to thrive when capital is plentiful and relatively inexpensive. This was the case during the Series’ fiscal year, and it helped drive REIT share prices upward. Precisely the opposite conditions were present during the credit crisis of late 2007 through early 2009, when REIT performance suffered because lenders were unwilling to finance companies with too much debt.

     In general, during the Series’ fiscal year, economically sensitive sectors including apartments, lodging, and malls tended to do relatively well, while more defensive groups such as healthcare did not perform as favorably as the overall market. Also, certain office REITs lagged behind as job growth remained sluggish.

     We maintained our basic security selection strategy throughout the Series’ fiscal year. As such, we continued to invest on a bottom-up basis, meaning that we evaluated potential and current investments based on our view of their growth potential, relative valuation, and the quality of the companies’ balance sheets (among other factors). While applying this overall management approach, we also sought ways to position the Series to take advantage of promising opportunities, given prevailing market conditions.

     The biggest source of underperformance was the portfolio’s cash weighting. The Series held roughly 2% of its assets in cash, on average, during the reporting period — a typical level for the Series — but even a modest cash balance proved to be a substantial negative influence on performance in such a positive environment for REIT investing. Holdings within the healthcare sector were also detrimental, as this relatively defensive group failed to keep pace with the benchmark.

     The Series’ relative underweighting in the lodging sector was a modest impediment as the sector outpaced the benchmark overall. A position in Chesapeake Lodging Trust was a noteworthy disappointment. As the fiscal year progressed, Chesapeake became a candidate for removal from the Series, and the stock was sold by the end of the Series’ fiscal year.

     The apartment sector was a source of positive results for the Series during the fiscal year. The Series’ performance was supported by good stock selection as well as an overweight position relative to the benchmark index in this sector, as apartment companies benefited from their relatively short lease durations and therefore were quick to recover when credit conditions improved. The Series’ top contributor in the apartment sector was Apartment Investment and Management Company, whose shares rose significantly during the fiscal year, partly due to its success in improving its balance sheet.

     At the end of the fiscal year, the Series’ positioning was fairly close to that of its benchmark. We maintained a slight relative overweight in apartment and mall companies, while remaining underweight in lodging, office, healthcare, and industrial REITs. In our view, REIT prices have become fairly high, and we feel it is not generally prudent to remain aggressively positioned, in light of a potential shift in the market environment. For example, rising Treasury yields could increase the cost of financing and lead to some headwinds for real estate stocks. We continue to watch market conditions closely and are poised to make the Series somewhat more defensive if the market backdrop weakens.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP REIT Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 4, 1998)	+26.98%	+0.56%	+3.03%	+9.55%	+8.77%
Service Class shares (commenced operations on May 1, 2000)	+26.61%	+0.32%	+2.78%	+9.31%	+10.58%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.14%, while total operating expenses for Standard Class and Service Class shares were 0.89% and 1.19%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

REIT Series-2

Delaware VIP® REIT Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
– – FTSE NAREIT Equity REITs Index	$10,000	$27,809
–– FTSE NAREIT All Equity REITs Index	$10,000	$27,797
–– Delaware VIP REIT Series (Standard Class Shares)	$10,000	$24,905

The chart shows a $10,000 investment in the Delaware VIP REIT Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the FTSE NAREIT Equity REITs Index and the FTSE NAREIT All Equity REITs Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The FTSE NAREIT Equity REITs Index measures the performance of all publicly traded equity real estate investment trusts (REITs) traded on U.S. exchanges, excluding timber REITs. The FTSE NAREIT All Equity REITs Index measures the performance of all publicly traded equity real estate investment trusts traded on U.S. exchanges. Effective Dec. 20, 2010: (1) FTSE changed the composition of the FTSE NAREIT Equity REITs Index to exclude timber REITs; (2) FTSE created the FTSE NAREIT All Equity REITs Index with the components of the former FTSE NAREIT Equity REITs Index, including timber REITs; and (3) the Series changed its benchmark index from the FTSE NAREIT All Equity REITs Index (formerly the FTSE NAREIT Equity REITs Index) to the newly constituted FTSE NAREIT Equity REITs Index. The rationale for the change was that the Series’ portfolio managers believe the new index is more appropriate for the Series’ investment style.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

REIT Series-3

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,200.50	0.86%	$4.77
Service Class	1,000.00	1,199.00	1.11%	6.15
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.87	0.86%	$4.38
Service Class	1,000.00	1,019.61	1.11%	5.65

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Sector Allocation and Top 10 Holdings
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	96.87%
Diversified REITs	7.80%
Healthcare REITs	10.46%
Hotel REITs	6.96%
Industrial REITs	3.74%
Mall REITs	14.66%
Manufactured Housing REIT	0.59%
Multifamily REITs	16.82%
Office REITs	10.84%
Office/Industrial REITs	4.23%
Real Estate Operating Company	1.21%
Self-Storage REITs	5.48%
Shopping Center REITs	8.99%
Single Tenant REIT	0.76%
Specialty REITs	4.33%
Exchange-Traded Fund	1.27%
Short-Term Investments	1.48%
Securities Lending Collateral	24.03%
Total Value of Securities	123.65%
Obligation to Return Securities Lending Collateral	(24.43%)
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	9.34%
Equity Residential	5.43%
Vornado Realty Trust	5.21%
Public Storage	4.85%
Host Hotels & Resorts	4.25%
HCP	4.00%
Boston Properties	3.81%
Macerich	3.18%
SL Green Realty	3.03%
Kimco Realty	2.56%

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
December 31, 2010

	Number of
	Shares	Value
COMMON STOCK–96.87%
Diversified REITs–7.80%
*Colonial Properties Trust	196,775	$3,551,789
Lexington Reality Trust	306,790	2,438,981
*Vornado Realty Trust	214,943	17,911,200
*Washington Real Estate Investment Trust	93,660	2,902,523
		26,804,493
Healthcare REITs–10.46%
*HCP	373,380	13,736,650
*Health Care REIT	129,050	6,147,942
*Nationwide Health Properties	96,750	3,519,765
*Omega Healthcare Investors	179,246	4,022,280
*Ventas	162,500	8,528,000
		35,954,637
Hotel REITs–6.96%
*Ashford Hospitality Trust	185,250	1,787,663
*DiamondRock Hospitality	376,866	4,522,392
*FelCor Lodging Trust	179,352	1,262,638
*Host Hotels & Resorts	818,293	14,622,895
Strategic Hotels & Resorts	326,455	1,726,947
		23,922,535
Industrial REITs–3.74%
AMB Property	147,905	4,690,068
*First Potomac Realty Trust	119,194	2,004,843
ProLogis	427,730	6,176,421
		12,871,332
Mall REITs–14.66%
*CBL & Associates Properties	59,316	1,038,030
General Growth Properties	278,675	4,313,889
*Macerich	230,634	10,925,133
Simon Property Group	322,953	32,130,594
*Taubman Centers	39,700	2,004,056
		50,411,702
Manufactured Housing REIT–0.59%
Equity Lifestyle Properties	36,534	2,043,347
		2,043,347
Multifamily REITs–16.82%
Apartment Investment & Management	220,278	5,691,984
*AvalonBay Communities	60,490	6,808,150
*BRE Properties	119,300	5,189,550
*Camden Property Trust	161,575	8,721,818
*Equity Residential	359,425	18,672,128
*Essex Property Trust	74,366	8,494,085
UDR	180,179	4,237,810
		57,815,525
Office REITs–10.84%
*Alexandria Real Estate Equities	89,765	6,576,184
*Boston Properties	152,075	13,093,658
*Douglas Emmett	182,760	3,033,816
*Kilroy Realty	113,545	4,140,986
SL Green Realty	154,463	10,427,797
		37,272,441
Office/Industrial REITs–4.23%
*Digital Realty Trust	70,260	3,621,200
*DuPont Fabros Technology	115,541	2,457,557
*Liberty Property Trust	199,150	6,356,868
PS Business Parks	37,690	2,100,087
		14,535,712
Real Estate Operating Company–1.21%
*Starwood Hotels & Resorts Worldwide	68,650	4,172,547
		4,172,547
Self-Storage REITs–5.48%
*Extra Space Storage	124,075	2,158,905
*Public Storage	164,582	16,691,906
		18,850,811
Shopping Center REITs–8.99%
*Acadia Realty Trust	108,325	1,975,848
*Federal Realty Investment Trust	65,014	5,066,541
*Kimco Realty	487,049	8,786,364
*Ramco-Gershenson Properties Trust	62,775	781,549
*Regency Centers	111,214	4,697,679
*Tanger Factory Outlet Centers	96,550	4,942,395
*Weingarten Realty Investors	196,825	4,676,562
		30,926,938
Single Tenant REIT–0.76%
*National Retail Properties	98,080	2,599,120
		2,599,120
Specialty REITs–4.33%
*Entertainment Properties Trust	110,004	5,087,685
*Plum Creek Timber	124,875	4,676,569
*Rayonier	97,661	5,129,155
		14,893,409
Total Common Stock
(cost $293,845,029)		333,074,549

EXCHANGE-TRADED FUND–1.27%
*iShares Dow Jones U.S. Real Estate Index Fund	77,800	4,353,688
Total Exchange-Traded Fund
(cost $4,142,719)		4,353,688

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–1.48%
Discount Notes–1.11%
Federal Home Loan Bank
0.001% 1/3/11	$1,103,648	1,103,648
0.001% 1/5/11	442,626	442,626
0.001% 1/11/11	43,392	43,391
0.030% 1/26/11	1,103,648	1,103,620
0.098% 1/7/11	1,116,369	1,116,365
		3,809,650

REIT Series-6

Delaware VIP® REIT Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
≠SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligation–0.37%
U.S. Treasury Bill 0.025% 1/13/11	$1,287,590	$1,287,582
		1,287,582
Total Short-Term Investments
(cost $5,097,218)		5,097,232

Total Value of Securities
Before Securities Lending
Collateral–99.62%
(cost $303,084,966)		342,525,469

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–24.03%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	648,385	623,941
Delaware Investments Collateral Fund No.1	82,021,199	82,021,199
@†Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral
(cost $83,988,562)		82,645,140

TOTAL VALUE OF SECURITIES–123.65% (cost $387,073,528)	425,170,609 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(24.43%)	(83,988,562)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.78%	2,660,461
NET ASSETS APPLICABLE TO 35,884,349 SHARES OUTSTANDING–100.00%	$343,842,508
NET ASSET VALUE–DELAWARE VIP REIT SERIES
STANDARD CLASS ($187,293,043 / 19,541,797 Shares)	$9.58
NET ASSET VALUE–DELAWARE VIP REIT SERIES
SERVICE CLASS ($156,549,465 / 16,342,552 Shares)	$9.58
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$472,460,632
Undistributed net investment income	5,556,013
Accumulated net realized loss on investments	(172,271,218)
Net unrealized appreciation of investments	38,097,081
Total net assets	$343,842,508
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $81,783,783 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends	$9,333,231
Securities lending income	90,161
Interest	8,767
9,432,159

EXPENSES:
Management fees	2,310,734
Distribution expenses – Service Class	417,084
Accounting and administration expenses	121,998
Reports and statements to shareholders	103,006
Dividend disbursing and transfer agent fees and expenses	42,557
Audit and tax	26,188
Legal fees	25,549
Trustees’ fees	17,414
Insurance fees	11,677
Custodian fees	8,442
Consulting fees	4,029
Dues and services	2,683
Trustees’ expenses	1,050
Registration fees	567
Pricing fees	343
3,093,321
Less waiver of distribution expenses – Service Class	(69,488)
Less expense paid indirectly	(2)
Total operating expenses	3,023,831

NET INVESTMENT INCOME	6,408,328

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	71,432,109
Net change in unrealized appreciation/depreciation
of investments	(5,800,207)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	65,631,902

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$72,040,230

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$6,408,328	$6,901,872
Net realized gain (loss) on investments	71,432,109	(117,818,254)
Net change in unrealized appreciation/
depreciation of investments	(5,800,207)	160,544,349
Net increase in net assets resulting
from operations	72,040,230	49,627,967

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(4,671,915)	(5,646,592)
Service Class	(3,541,915)	(4,865,041)
	(8,213,830)	(10,511,633)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	33,655,691	17,883,933
Service Class	35,896,673	13,774,766
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	4,671,915	5,646,592
Service Class	3,541,915	4,865,040
	77,766,194	42,170,331
COST OF SHARES REPURCHASED:
Standard Class	(34,901,823)	(32,255,131)
Service Class	(36,496,475)	(38,016,417)
	(71,398,298)	(70,271,548)
Increase (decrease) in net assets derived
from capital share transactions	6,367,896	(28,101,217)

NET INCREASE IN NET ASSETS	70,194,296	11,015,117

NET ASSETS:
Beginning of year	273,648,212	262,633,095
End of year (including undistributed
net investment income of $5,556,013
and $7,361,515, respectively)	$343,842,508	$273,648,212

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$7.750	$6.640	$15.830	$22.860	$18.770

Income (loss) from investment operations:
Net investment income1	0.189	0.189	0.244	0.253	0.378
Net realized and unrealized gain (loss) on investments	1.880	1.211	(3.678)	(2.541)	5.424
Total from investment operations	2.069	1.400	(3.434)	(2.288)	5.802

Less dividends and distributions from:
Net investment income	(0.239)	(0.290)	(0.348)	(0.297)	(0.395)
Net realized gain on investments	–	–	(5.408)	(4.445)	(1.317)
Total dividends and distributions	(0.239)	(0.290)	(5.756)	(4.742)	(1.712)

Net asset value, end of period	$9.580	$7.750	$6.640	$15.830	$22.860

Total return2	26.98%	23.31%	(35.06% )	(13.94% )	32.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,293	$148,975	$136,561	$250,072	$672,738
Ratio of expenses to average net assets	0.87%	0.89%	0.87%	0.83%	0.84%
Ratio of net investment income to average net assets	2.19%	3.13%	2.37%	1.30%	1.87%
Portfolio turnover	181%	183%	106%	72%	100%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-9

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$7.760	$6.620	$15.790	$22.820	$18.740

Income (loss) from investment operations:
Net investment income1	0.167	0.174	0.218	0.205	0.327
Net realized and unrealized gain (loss) on investments	1.877	1.230	(3.680)	(2.544)	5.420
Total from investment operations	2.044	1.404	(3.462)	(2.339)	5.747

Less dividends and distributions from:
Net investment income	(0.224)	(0.264)	(0.300)	(0.246)	(0.350)
Net realized gain on investments	–	–	(5.408)	(4.445)	(1.317)
Total dividends and distributions	(0.224)	(0.264)	(5.708)	(4.691)	(1.667)

Net asset value, end of period	$9.580	$7.760	$6.620	$15.790	$22.820

Total return2	26.61%	23.24%	(35.28% )	(14.18% )	32.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,550	$124,673	$126,072	$237,362	$314,551
Ratio of expenses to average net assets	1.12%	1.14%	1.12%	1.08%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.17%	1.19%	1.17%	1.13%	1.14%
Ratio of net investment income to average net assets	1.94%	2.88%	2.12%	1.05%	1.62%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.89%	2.83%	2.07%	1.00%	1.57%
Portfolio turnover	181%	183%	106%	72%	100%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-10

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2010.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $2 under this agreement.

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $15,372 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$214,964	$3,573	$32,579	$2,685
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $5,695 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$542,921,700
Sales	536,818,948

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$429,648,297	$39,787,629	$(44,265,317)	$(4,477,688)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

REIT Series-12

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$333,074,549	$–	$–	$333,074,549
Investment Companies	4,353,688	–	–	4,353,688
Securities Lending Collateral	–	82,645,140	–	82,645,140
Short-Term	–	5,097,232	–	5,097,232
Total	$337,428,237	$87,742,372	$–	$425,170,609

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$59,044
Sales	(70,300)
Net change in unrealized appreciation/depreciation	11,256
Balance as of 12/31/10	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(56,056)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$8,213,830	$10,511,633

REIT Series-13

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$472,460,632
Undistributed ordinary income	5,556,013
Capital loss carryforwards	(129,696,449)
Unrealized depreciation of investments	(4,477,688)
Net assets	$343,842,508

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $21,746,988 was utilized in 2010. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $37,992,783 expires in 2016 and $91,703,666 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	3,877,080	2,993,469
Service Class	4,122,194	2,381,821

Shares issued upon reinvestment of dividends and distributions:
Standard Class	533,324	1,100,700
Service Class	403,867	946,506
	8,936,465	7,422,496

Shares repurchased:
Standard Class	(4,082,769)	(5,458,860)
Service Class	(4,256,982)	(6,291,707)
	(8,339,751)	(11,750,567)
Net increase (decrease)	596,714	(4,328,071)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

REIT Series-14

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $81,783,783, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $82,645,140. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income
Distributions
(Tax Basis)
100%
____________________

(A) is based on a percentage of the Series’ total distributions.

REIT Series-15

Delaware VIP® Trust — Delaware VIP REIT Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP REIT Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP REIT Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

REIT Series-16

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

REIT Series-17

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

REIT Series-18

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

REIT Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPREIT [12/10] DG3 16166 (2/11)	(6908)	REIT Series-20

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation and top 10 holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	18

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP Small Cap Value Series returned +32.27% for Standard Class shares and +31.92% for Service Class shares, both with all distributions reinvested. The Series’ benchmark index, the Russell 2000® Value Index, returned +24.50% for the same period.

     The bull market in U.S. stocks that began in March 2009 continued during the Series’ fiscal year, with smaller stocks outperforming their large-cap cousins by a wide margin. After a mild correction between mid-January and early February of 2010, small-cap stocks moved higher during the next two months.

     Between late April and early July 2010, however, small-cap stocks tumbled by nearly 20% as an acute liquidity shortfall in Greece reignited fears of yet another financial crisis, this time centered in the euro zone banking sector, showing once again a global connection in securities markets. When Greece finally agreed to severe austerity measures and accepted a financial bailout, stocks stabilized and subsequently bounced back within an approximate 10% trading range over the next several weeks. (Source: Bloomberg.) Talk of a double-dip recession was commonplace as a series of downbeat economic indicators — most notably from the labor and housing markets — dissuaded many investors from fully embracing riskier assets like stocks.

     Generally speaking, stock prices retreated over the final few weeks of the Series’ fiscal year, as the outbreak of a sovereign debt crisis in Ireland caused many investors to pause and take profits. Unlike the initial phase of the euro zone crisis in the spring, there were scant signs of panic or emotion-based selling during the Ireland episode, despite the possibility that similar fiscal problems could spread to Portugal and Spain.

     The Series’ overweight allocation to the capital spending, consumer staples, basic industry, energy, and technology sectors contributed to the Series’ relative performance, as did its underweight allocation to financial services. But the bulk of its outperformance can be attributed to the positive effects of solid security selection across the Series’ portfolio. Two technology companies, Cirrus Logic and Vishay Intertechnology, posted particularly notable gains. We continue to hold Cirrus Logic and Vishay in the Series, though at somewhat reduced levels.

     Detracting from relative performance were Series holdings in consumer cyclicals and real estate investment trusts (REITs). Insteel Industries was thought to be a major beneficiary of the U.S. government’s stimulus package. By midyear, however, new orders had failed to materialize, and we sold the position. The Series’ stake in MDC Holdings, a major U.S. homebuilder, also detracted from performance. The stock dropped more than 10% during the fiscal year as the domestic housing market remained in the doldrums. Still, we maintained the stake in the company based on our view that it has a strong balance sheet, and it appears positioned to benefit from an eventual recovery in the housing sector.

     We believe the U.S. economic expansion should continue, and we have positioned the Series accordingly. As always, we will continue to seek companies that we view as generating large amounts of free cash flow, since those monies can be returned to shareholders through higher dividends and share buybacks. Given current projections of below-trend economic growth, spare capacity in labor and product markets should keep inflation under wraps, allowing the Federal Reserve to maintain its loose monetary policy. That, in turn, could help funnel excess liquidity into equities, where we believe valuations currently remain reasonable, especially compared with competing asset classes.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Small Cap Value Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Dec. 27, 1993)	+32.27%	+6.93%	+5.82%	+10.21%	+10.97%
Service Class shares (commenced operations on May 1, 2000)	+31.92%	+6.67%	+5.55%	+9.96%	+11.08%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.10%, while total operating expenses for Standard Class and Service Class shares were 0.85% and 1.15%, respectively. The management fee for Standard Class and Service Class shares was 0.74%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Small Cap Value Series-2

Delaware VIP® Small Cap Value Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
–– Delaware VIP Small Cap Value Series (Standard Class shares)	$10,000	$26,432
– – Russell 2000 Value Index	$10,000	$22,437

The chart shows a $10,000 investment in the Delaware VIP Small Cap Value Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the Russell 2000 Value Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,300.80	0.82%	$4.76
Service Class	1,000.00	1,299.00	1.07%	6.20
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.07	0.82%	$4.18
Service Class	1,000.00	1,019.81	1.07%	5.45

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Sector Allocation and Top 10 Holdings
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.27%
Basic Industry	12.37%
Business Services	1.71%
Capital Spending	8.80%
Consumer Cyclical	2.43%
Consumer Services	13.28%
Consumer Staples	4.72%
Energy	7.49%
Financial Services	20.82%
Healthcare	4.44%
Real Estate	3.42%
Technology	12.06%
Transportation	3.15%
Utilities	2.58%
Short-Term Investments	2.67%
Securities Lending Collateral	10.56%
Total Value of Securities	110.50%
Obligation to Return Securities Lending Collateral	(10.69%)
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Whiting Petroleum	3.18%
Albemarle	2.46%
Del Monte Foods	2.42%
FMC	2.35%
Platinum Underwriters Holdings	2.26%
Forest Oil	2.17%
Gardner Denver	2.12%
Cytec Industries	2.12%
Infinity Property & Casualty	1.90%
East West Bancorp	1.82%

Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
December 31, 2010

	Number of
	Shares	Value
COMMON STOCK–97.27%
Basic Industry–12.37%
Albemarle	400,900	$22,362,202
Cytec Industries	363,800	19,303,228
†Ferro	488,600	7,153,104
FMC	267,600	21,378,564
*Glatfelter	292,900	3,593,883
*†International Coal Group	1,298,900	10,053,486
*Kaiser Aluminum	140,500	7,037,645
†Thompson Creek Metals	605,900	8,918,848
Valspar	373,100	12,864,488
		112,665,448
Business Services–1.71%
Brink’s	218,200	5,865,216
†United Stationers	113,300	7,229,673
Viad	97,300	2,478,231
		15,573,120
Capital Spending–8.80%
Actuant Class A	462,700	12,317,074
†Altra Holdings	361,900	7,187,334
†Chicago Bridge & Iron	388,100	12,768,490
Gardner Denver	280,500	19,304,010
*Regal Beloit	188,100	12,557,556
*Wabtec	119,000	6,293,910
*Walter Energy	76,100	9,728,624
		80,156,998
Consumer Cyclical–2.43%
*Autoliv	100,000	7,894,000
*Knoll	309,900	5,184,627
MDC Holdings	314,000	9,033,780
		22,112,407
Consumer Services–13.28%
bebe Stores	332,200	1,979,912
†Big Lots	219,200	6,676,832
Brinker International	265,000	5,533,200
Cato Class A	318,400	8,727,344
†CEC Entertainment	183,500	7,125,305
*†Children’s Place Retail Stores	138,000	6,850,320
*†Collective Brands	355,200	7,494,720
Finish Line Class A	448,000	7,701,120
†Genesco	263,500	9,878,615
†Jack in the Box	328,000	6,930,640
Men’s Wearhouse	275,600	6,884,488
*Meredith	206,800	7,165,620
*†Movado Group	252,600	4,076,964
PETsMART	272,300	10,842,986
Stage Stores	426,325	7,392,476
†Warnaco Group	153,400	8,447,738
*Wolverine World Wide	227,050	7,238,354
		120,946,634
Consumer Staples–4.72%
Del Monte Foods	1,171,100	22,016,680
Herbalife	226,300	15,472,131
*Schweitzer-Mauduit International	87,600	5,511,792
		43,000,603
Energy–7.49%
†Forest Oil	519,600	19,729,212
†Newfield Exploration	76,600	5,523,626
Southwest Gas	381,100	13,974,937
†Whiting Petroleum	247,200	28,969,368
		68,197,143
Financial Services–20.82%
Bank of Hawaii	281,100	13,270,731
Berkley (W.R.)	232,443	6,364,289
Boston Private Financial Holdings	666,200	4,363,610
Community Bank System	299,800	8,325,446
CVB Financial	296,500	2,570,655
East West Bancorp	846,536	16,549,779
First Financial Bancorp	374,800	6,926,304
First Midwest Bancorp	355,000	4,089,600
Hancock Holding	302,700	10,552,122
@Harleysville Group	350,100	12,862,674
@Independent Bank	364,800	9,867,840
@Infinity Property & Casualty	280,500	17,334,900
@NBT Bancorp	500,500	12,087,075
Platinum Underwriters Holdings	457,700	20,582,769
S&T Bancorp	168,900	3,815,451
Selective Insurance Group	765,100	13,886,565
*StanCorp Financial Group	119,600	5,398,744
Sterling Bancshares	1,218,600	8,554,572
Univest Corporation of Pennsylvania	65,800	1,261,386
Validus Holdings	237,921	7,282,762
Wesbanco	195,700	3,710,472
		189,657,746
Healthcare–4.44%
†Alliance HealthCare Services	392,800	1,665,472
Cooper	202,500	11,408,850
*Owens & Minor	226,650	6,670,310
Service Corporation International	1,225,800	10,112,850
Universal Health Services Class B	244,600	10,620,532
		40,478,014
Real Estate–3.42%
Brandywine Realty Trust	538,933	6,278,569
*Education Realty Trust	408,700	3,175,599
*Government Properties
Income Trust	197,500	5,291,025
Highwoods Properties	233,500	7,436,975
Washington Real Estate
Investment Trust	289,700	8,977,803
		31,159,971
Technology–12.06%
Black Box	137,400	5,261,046
†Brocade Communications Systems	892,400	4,720,796
*†Checkpoint Systems	428,000	8,795,400
†Cirrus Logic	583,700	9,327,526
†Compuware	932,900	10,886,943
†Electronics for Imaging	330,000	4,722,300
*†ON Semiconductor	762,500	7,533,500
*†Parametric Technology	647,700	14,592,681
†Premiere Global Services	731,250	4,972,500

Small Cap Value Series-6

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
QAD
† Class A	143,400	$1,304,940
Class B	35,850	356,349
†Synopsys	582,700	15,680,457
†Tech Data	172,500	7,593,450
*†Vishay Intertechnology	867,300	12,731,964
†Vishay Precision Group	74,300	1,399,812
		109,879,664
Transportation–3.15%
*Alexander & Baldwin	376,100	15,055,283
†Kirby	215,500	9,492,775
*†Saia	247,800	4,111,002
		28,659,060
Utilities–2.58%
*Black Hills	162,600	4,878,000
*El Paso Electric	551,700	15,188,301
*Otter Tail	152,700	3,441,858
		23,508,159
Total Common Stock
(cost $645,594,051)		885,994,967

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–2.67%
Discount Notes–1.88%
Federal Home Loan Bank
0.001% 1/3/11	$6,166,997	6,166,996
0.001% 1/5/11	1,347,243	1,347,240
0.001% 1/11/11	242,466	242,464
0.030% 1/26/11	6,166,997	6,166,837
0.098% 1/7/11	3,161,153	3,161,141
		17,084,678
U.S. Treasury Obligations–0.79%
United States Treasury Bill
0.025% 1/13/11	7,194,830	7,194,787
		7,194,787
Total Short-Term Investments
(cost $24,279,437)		24,279,465

Total Value of Securities
Before Securities
Lending Collateral–99.94%
(cost $669,873,488)		910,274,432

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–10.56%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	1,534,995	1,477,126
Delaware Investments Collateral
Fund No. 1	94,688,335	94,688,335
@† Mellon GSL Reinvestment Trust II	1,097,377	0
Total Securities Lending Collateral
(cost $97,320,707)		96,165,461

TOTAL VALUE OF SECURITIES–110.50% (cost $767,194,195)	1,006,439,893 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(10.69%)	(97,320,707)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,697,278
NET ASSETS APPLICABLE TO 28,536,427 SHARES OUTSTANDING–100.00%	$910,816,464
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($316,959,889 / 9,916,110 Shares)	$31.96
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($593,856,575 / 18,620,317 Shares)	$31.89
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$674,714,976
Undistributed net investment income	3,751,751
Accumulated net realized loss on investments	(6,895,961)
Net unrealized appreciation of investments	239,245,698
Total net assets	$910,816,464

____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $52,152,489 which represented 5.73% of the Series’ net assets. See Note 9 in “Notes to Financial Statements”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $94,438,239 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends	$11,017,457
Securities lending income	113,735
Interest	19,079
Foreign tax withheld	(5,250)
11,145,021

EXPENSES:
Management fees	5,879,225
Distribution expenses – Service Class	1,524,223
Accounting and administration expenses	318,466
Reports and statements to shareholders	160,076
Dividend disbursing and transfer agent fees and expenses	94,550
Legal fees	57,915
Audit and tax	51,076
Trustees’ fees	45,364
Insurance fees	32,634
Custodian fees	17,569
Consulting fees	10,864
Dues and services	5,454
Trustees’ expenses	2,895
Pricing fees	665
Registration fees	218
8,201,194
Less waiver of distribution expenses – Service Class	(253,955)
Less expense paid indirectly	(3)
Total operating expenses	7,947,236

NET INVESTMENT INCOME	3,197,785

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain on investments	74,989,017
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	149,600,052

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	224,589,069

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$227,786,854

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,197,785	$4,298,577
Net realized gain (loss) on investments
and foreign currencies	74,989,017	(49,241,612)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	149,600,052	231,671,851
Net increase in net assets resulting
from operations	227,786,854	186,728,816

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,955,999)	(2,410,975)
Service Class	(2,370,846)	(2,827,391)
	(4,326,845)	(5,238,366)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,329,974	35,346,942
Service Class	77,008,973	40,983,538
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,591,355	2,410,975
Service Class	2,370,846	2,827,391
	134,301,148	81,568,846
Cost of shares repurchased:
Standard Class	(99,228,967)	(66,943,338)
Service Class	(96,746,297)	(101,954,279)
	(195,975,264)	(168,897,617)
Decrease in net assets derived from
capital share transactions	(61,674,116)	(87,328,771)

NET INCREASE
IN NET ASSETS	161,785,893	94,161,679

NET ASSETS:
Beginning of year	749,030,571	654,868,892
End of year (including undistributed
net investment income of $3,751,751
and $4,880,811, respectively)	$910,816,464	$749,030,571

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$24.310	$18.630	$28.650	$33.420	$30.830

Income (loss) from investment operations:
Net investment income1	0.149	0.160	0.190	0.194	0.146
Net realized and unrealized gain (loss) on investments and foreign currencies	7.673	5.712	(8.248)	(2.127)	4.703
Total from investment operations	7.822	5.872	(8.058)	(1.933)	4.849

Less dividends and distributions from:
Net investment income	(0.172)	(0.192)	(0.201)	(0.168)	(0.082)
Net realized gain on investments	–	–	(1.761)	(2.669)	(2.177)
Total dividends and distributions	(0.172)	(0.192)	(1.962)	(2.837)	(2.259)

Net asset value, end of period	$31.960	$24.310	$18.630	$28.650	$33.420

Total return2	32.27%	31.83%	(29.88% )	(6.62% )	16.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$316,960	$279,723	$241,427	$353,412	$502,801
Ratio of expenses to average net assets	0.83%	0.85%	0.85%	0.81%	0.84%
Ratio of net investment income to average net assets	0.56%	0.82%	0.78%	0.61%	0.46%
Portfolio turnover	10%	19%	29%	27%	36%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$24.280	$18.590	$28.570	$33.330	$30.760

Income (loss) from investment operations:
Net investment income1	0.082	0.111	0.129	0.115	0.066
Net realized and unrealized gain (loss) on investments and foreign currencies	7.651	5.709	(8.226)	(2.117)	4.689
Total from investment operations	7.733	5.820	(8.097)	(2.002)	4.755

Less dividends and distributions from:
Net investment income	(0.123)	(0.130)	(0.122)	(0.089)	(0.008)
Net realized gain on investments	–	–	(1.761)	(2.669)	(2.177)
Total dividends and distributions	(0.123)	(0.130)	(1.883)	(2.758)	(2.185)

Net asset value, end of period	$31.890	$24.280	$18.590	$28.570	$33.330

Total return2	31.92%	31.56%	(30.07% )	(6.84% )	15.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$593,856	$469,308	$413,442	$626,060	$682,181
Ratio of expenses to average net assets	1.08%	1.10%	1.10%	1.06%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.13%	1.15%	1.15%	1.11%	1.14%
Ratio of net investment income to average net assets	0.31%	0.57%	0.53%	0.36%	0.21%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.26%	0.52%	0.48%	0.31%	0.16%
Portfolio turnover	10%	19%	29%	27%	36%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-10

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2010.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $3 under this agreement.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $40,125 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$557,823	$9,556	$124,760	$7,023
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $14,183 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$80,248,884
Sales	155,140,807

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$767,713,787	$292,631,874	$(53,905,768)	$238,726,106

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$885,994,967	$–	$–	$885,994,967
Securities Lending Collateral	–	96,165,461	–	96,165,461
Short-Term	–	24,279,465	–	24,279,465
Total	$885,994,967	$120,444,926	$–	$1,006,439,893

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible	Securities
	Common	Preferred	Lending	Total
	Stock	Stock	Collateral	Series
Balance as of 12/31/09	$3,688,447	$7,043,586	$49,124	$10,781,157
Sales	(2,110,352)	(4,030,000)	(58,489)	(6,198,841)
Net change in unrealized appreciation/depreciation	(1,578,095)	(3,013,586)	9,365	(4,582,316)
Balance as of 12/31/10	$–	$–	$–	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$–	$–	$(46,638)	$(46,638)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$4,326,845	$5,238,366

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$674,714,976
Undistributed ordinary income	3,751,751
Capital loss carryforwards	(6,376,369)
Unrealized appreciation of investments	238,726,106
Net assets	$910,816,464

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $67,611,477 was utilized in 2010. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $6,376,369 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	1,930,322	1,855,882
Service Class	2,832,172	2,137,247

Shares issued upon reinvestment of dividends and distributions:
Standard Class	56,371	135,753
Service Class	84,013	159,200
	4,902,878	4,288,082
Shares repurchased:
Standard Class	(3,574,787)	(3,443,312)
Service Class	(3,625,382)	(5,207,620)
	(7,200,169)	(8,650,932)
Net decrease	(2,297,291)	(4,362,850)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Small Cap Value Series-14

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $94,438,239, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $96,165,461. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends1
100%	100%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Small Cap Value Series-15

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Small Cap Value Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Small Cap Value Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Small Cap Value Series-16

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Small Cap Value Series-17

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Small Cap Value Series-18

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Small Cap Value Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPSCV [12/10] DG3 16167 (2/11) (6908)	Small Cap Value Series-20

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation and top 10 holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	18

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP U.S. Growth Series Standard Class shares returned +13.90%, and Service Class shares returned +13.54% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 1000® Growth Index, returned +16.71%.

     At the start of the Series’ fiscal year, the economy seemed to have put recession in the rearview mirror, but troubling and often contradictory signs remained. Analysts welcomed favorable corporate earnings but worried about real revenue growth; mergers and acquisitions (M&A) and share buybacks seemed to be back in vogue but corporations still had plenty of “cash on the sidelines”; the Federal Reserve stayed creative with nontraditional stimuli but high unemployment continued to limit consumer activity and many analysts wondered whether the recovery were artificial.

     In reality, very little had changed by the end of the fiscal year. The economy experienced a relatively solid growth rate in the fourth quarter of 2010 (compared with prior periods), though it slowed in the months that followed as a weak labor market maintained a tight grip on consumer activity. Corporate earnings have been well received by investors, although analysts hoped to see more signs of revenue growth. The corporate buying spree continued as companies sought diversification through acquisition, and management returned significant cash to shareholders through buybacks and dividends. Still, an estimated $1 trillion remained in cash on corporate balance sheets.

     Online travel company priceline.com was the Series’ top contributor during the fiscal year. Its “name your own price” business strategy has proven successful as it fulfills the consumer’s hearty appetite for value in these difficult economic times. Additionally, priceline.com’s European hotel booking subsidiary holds a strong market-share position in this high-margin, fast-growing business sector. During the fiscal year, the company’s share price experienced temporary weakness caused by concerns over how the European sovereign debt crisis would affect travel in that region, and we took advantage of this by adding to our position.

     Medco Health Solutions was the largest detractor from Series performance. The pharmaceutical-benefits manager creates outsourced prescription drug programs and other services for companies and their employees. Its business model fits the cost-cutting mood of corporate America and underscores the true benefits of outsourcing. During the second quarter of 2010, management reported disappointing results and guidance. Because of this, investors perceived a lack of growth prospects within the company’s core business. We still believe in the company from a fundamental standpoint and we added to our position on the weakness. In fact, the company reported solid earnings later in the fiscal year that helped justify our thesis on the stock.

     While many investors believe the worst is behind us, we still see legacy effects of the financial crisis and economic downturn that may hinder overall growth in the future. The sovereign debt issues in Europe and ballooning deficits at home are reminders of the daily battles the markets will face. We do not anticipate a typical post-recessionary boom with a strong snapback to high economic growth rates. Rather, we think it is more likely that there could be a flat-to-moderate growth cycle with ongoing shifts in investor sentiment. While macro factors cannot be avoided these days as part of our analysis, we are not looking to take on more cyclical risk based on economic forecasts and trends.

     Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and deliver shareholder value in a variety of market environments.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP U.S. Growth Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Nov. 15, 1999)	+13.90%	-2.18%	+1.51%	-1.68%	-1.38%
Service Class shares (commenced operations on May 1, 2000)	+13.54%	-2.48%	+1.24%	-1.91%	-2.47%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.00%, while total operating expenses for Standard Class and Service Class shares were 0.75% and 1.05%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

U.S. Growth Series-2

Delaware VIP® U.S. Growth Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
– – Russell 1000 Growth Index	$10,000	$10,018
–– Delaware VIP U.S. Growth Series (Standard Class shares)	$10,000	$8,442

The chart shows a $10,000 investment in the Delaware VIP U.S. Growth Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the Russell 1000 Growth Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,255.80	0.75%	$4.26
Service Class	1,000.00	1,251.90	1.00%	5.68
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.42	0.75%	$3.82
Service Class	1,000.00	1,020.16	1.00%	5.09

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Sector Allocation and Top 10 Holdings
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	99.22%
Consumer Discretionary	17.05%
Consumer Staples	4.93%
Energy	3.78%
Financial Services	17.87%
Health Care	14.26%
Materials & Processing	3.12%
Producer Durables	3.09%
Technology	35.12%
Short-Term Investments	0.88%
Securities Lending Collateral	3.47%
Total Value of Securities	103.57%
Obligation to Return Securities Lending Collateral	(3.57%)
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	6.03%
QUALCOMM	5.03%
Medco Health Solutions	4.87%
Intuit	4.83%
priceline.com	4.78%
Visa Class A	4.53%
Crown Castle International	4.35%
Google Class A	4.26%
Allergan	4.12%
MasterCard Class A	3.88%

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
December 31, 2010

	Number of
	Shares	Value
COMMON STOCK–99.22%²
Consumer Discretionary–17.05%
†Apollo Group Class A	216,800	$8,561,432
Lowe’s	327,000	8,201,160
NIKE Class B	113,100	9,661,002
†priceline.com	34,350	13,724,543
Staples	389,200	8,862,084
		49,010,221
Consumer Staples–4.93%
Procter & Gamble	104,600	6,728,918
Walgreen	191,200	7,449,152
		14,178,070
Energy–3.78%
EOG Resources	118,700	10,850,367
		10,850,367
Financial Services–17.87%
Bank of New York Mellon	278,700	8,416,740
CME Group	29,400	9,459,450
†IntercontinentalExchange	78,000	9,293,700
MasterCard Class A	49,800	11,160,678
Visa Class A	185,100	13,027,338
		51,357,906
Health Care–14.26%
Allergan	172,400	11,838,708
†Medco Health Solutions	228,300	13,987,941
Novo-Nordisk ADR	87,000	9,793,590
*Perrigo	84,500	5,351,385
		40,971,624
Materials & Processing–3.12%
Syngenta ADR	152,600	8,969,828
		8,969,828
Producer Durables–3.09%
Expeditors International of Washington	162,600	8,877,960
		8,877,960
Technology–35.12%
†Adobe Systems	290,400	8,938,512
†Apple	53,700	17,321,472
†Crown Castle International	285,500	12,513,465
†Google Class A	20,600	12,235,782
†Intuit	281,500	13,877,950
†Polycom	161,200	6,283,576
QUALCOMM	292,100	14,456,029
†Teradata	174,600	7,186,536
*†VeriSign	248,300	8,111,961
		100,925,283
Total Common Stock
(cost $227,736,430)		285,141,259

	Principal
	Amount	Value
≠SHORT-TERM INVESTMENTS–0.88%
Discount Notes–0.82%
Federal Home Loan Bank
0.001% 1/3/11	$148,374	$148,374
0.001% 1/5/11	478,710	478,709
0.001% 1/11/11	5,834	5,834
0.030% 1/26/11	148,374	148,370
0.098% 1/7/11	1,580,861	1,580,854
		2,362,141
U.S. Treasury Obligation–0.06%
U. S. Treasury Bill 0.025% 1/13/11	173,103	173,102
		173,102
Total Short-Term Investments
(cost $2,535,221)		2,535,243

Total Value of Securities Before
Securities Lending Collateral–100.10%
(cost $230,271,651)		287,676,502

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–3.47%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	266,033	256,004
Delaware Investments Collateral Fund No. 1	9,729,374	9,729,374
†@Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral
(cost $10,270,533)		9,985,378

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.57% (cost $240,542,184)	297,661,880 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(3.57%)	(10,270,533)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.00%)	(8,737)
NET ASSETS APPLICABLE TO 35,461,924 SHARES OUTSTANDING–100.00%	$287,382,610
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($159,856,696 / 19,624,676 Shares)	$8.15
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($127,525,914 / 15,837,248 Shares)	$8.05
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$273,117,655
Undistributed net investment income	505,940
Accumulated net realized loss on investments	(43,360,681)
Net unrealized appreciation of investments	57,119,696
Total net assets	$287,382,610

____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $9,993,111 of securities loaned.

ADR – American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends	$2,532,359
Interest	14,916
Securities lending income	14,220
Foreign tax withheld	(40,948)
2,520,547
EXPENSES:
Management fees	1,539,337
Distribution expenses – Service Class	264,711
Accounting and administration expenses	93,772
Reports and statements to shareholders	35,276
Dividend disbursing and transfer agent fees and expenses	31,443
Audit and tax	22,167
Legal fees	17,520
Trustees’ fees	13,216
Insurance fees	8,989
Custodian fees	5,987
Registration fees	3,384
Consulting fees	3,124
Dues and services	2,209
Trustees’ expenses	825
Pricing fees	208
2,042,168
Less waiver of distribution expenses – Service Class	(44,101)
Less expense paid indirectly	(1)
Total operating expenses	1,998,066

NET INVESTMENT INCOME	522,481

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	1,920,167
Net change in unrealized appreciation/depreciation
of investments	31,431,690

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	33,351,857

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$33,874,338

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$522,481	$112,704
Net realized gain (loss) on investments
and foreign currencies	1,920,167	(37,125,105)
Net change in unrealized appreciation/
depreciation of investments	31,431,690	98,992,576
Net increase in net assets resulting
from operations	33,874,338	61,980,175

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(105,883)	(348,065)
	(105,883)	(348,065)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,105,213	26,399,773
Service Class	67,442,337	36,155,403
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	4,392	348,065
Service Class	–	–
	68,551,942	62,903,241
Cost of shares repurchased:
Standard Class	(11,849,107)	(49,780,577)
Service Class	(19,382,387)	(8,837,043)
	(31,231,494)	(58,617,620)
Increase in net assets derived from
capital share transactions	37,320,448	4,285,621

NET INCREASE IN NET ASSETS	71,088,903	65,917,731

NET ASSETS:
Beginning of year	216,293,707	150,375,976
End of year (including undistributed
net investment income of $505,940
and $89,342, respectively)	$287,382,610	$216,293,707

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$7.160	$5.010	$8.960	$7.960	$7.780

Income (loss) from investment operations:
Net investment income (loss)1	0.023	0.007	0.016	0.007	(0.003)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.972	2.157	(3.768)	0.993	0.183
Total from investment operations	0.995	2.164	(3.752)	1.000	0.180

Less dividends and distributions from:
Net investment income	(0.005)	(0.014)	(0.003)	–	–
Net realized gain on investments	–	–	(0.195)	–	–
Total dividends and distributions	(0.005)	(0.014)	(0.198)	–	–

Net asset value, end of period	$8.150	$7.160	$5.010	$8.960	$7.960

Total return2	13.90%	43.30%	(42.66% )	12.56%	2.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,857	$151,611	$127,338	$153,839	$138,548
Ratio of expenses to average net assets	0.75%	0.75%	0.76%	0.74%	0.77%
Ratio of net investment income (loss) to average net assets	0.31%	0.12%	0.22%	0.08%	(0.04% )
Portfolio turnover	26%	43%	28%	52%	21%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Year Ended
	12/31/10	12/31/09		12/31/08	12/31/07		12/31/06
Net asset value, beginning of period	$7.090	$4.960		$8.900	$7.920		$7.760

Income (loss) from investment operations:
Net investment income (loss)1	0.005	(0.008)		(0.002)	(0.014)		(0.022)
Net realized and unrealized gain (loss)
on investments and foreign currencies	0.955	2.138		(3.743)	0.994		0.182
Total from investment operations	0.960	2.130		(3.745)	0.980		0.160

Less dividends and distributions from:
Net realized gain on investments	–	–		(0.195)	–		–
Total dividends and distributions	–	–		(0.195)	–		–

Net asset value, end of period	$8.050	$7.090		$4.960	$8.900		$7.920

Total return2	13.54%	42.94%		(42.86% )	12.37%		2.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,526	$64,683		$23,038	$41,750		$38,596
Ratio of expenses to average net assets	1.00%	1.00%		1.01%	0.99%		1.02%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.05%	1.05%		1.06%	1.04%		1.07%
Ratio of net investment income (loss) to average net assets	0.06%	(0.13%	)	(0.03% )	(0.17%	)	(0.29%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.01%	(0.18%	)	(0.08% )	(0.22%	)	(0.34%	)
Portfolio turnover	26%	43%		28%	52%		21%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-10

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $5,749 for the year ended December 31, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $1 under this agreement.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $11,815 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$156,851	$3,008	$26,331	$2,031
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $4,065 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$99,634,254
Sales	59,646,370

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$242,708,016	$59,724,641	$(4,770,777)	$54,953,864

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

	Level 1	Level 2	Level 3	Total
Common Stock	$285,141,259	$–	$–	$285,141,259
Securities Lending Collateral	–	9,985,378	–	9,985,378
Short-Term	–	2,535,243	–	2,535,243
Total	$285,141,259	$12,520,621	$–	$297,661,880

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$12,316
Sales	(14,664)
Net change in unrealized appreciation/depreciation	2,348
Balance as of 12/31/10	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(11,693)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$105,883	$348,065

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$273,117,655
Undistributed ordinary income	505,940
Capital loss carryforwards	(41,194,849)
Unrealized appreciation of investments	54,953,864
Net assets	$287,382,610

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,867,454 was utilized in 2010. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $5,566,570 expires in 2016 and $35,628,279 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	153,663	4,638,803
Service Class	9,385,929	5,993,815

Shares issued upon reinvestment of dividends and distributions:
Standard Class	583	66,298
	9,540,175	10,698,916
Shares repurchased:
Standard Class	(1,709,034)	(8,954,959)
Service Class	(2,672,608)	(1,515,468)
	(4,381,642)	(10,470,427)
Net increase	5,158,533	228,489

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another

U.S. Growth Series-14

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $9,993,111, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $9,985,378. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends1
100%	100%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

U.S. Growth Series-15

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP U.S. Growth Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP U.S. Growth Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

U.S. Growth Series-16

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

U.S. Growth Series-17

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

U.S. Growth Series-18

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

U.S. Growth Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	78	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPUSG [12/10] DG3 16168 (2/11) (6908)	U.S. Growth Series-20

Delaware VIP® Trust
Delaware VIP Value Series

Annual Report

December 31, 2010

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation and top 10 holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	18

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Portfolio management review	Jan. 11, 2011

     For the fiscal year ended Dec. 31, 2010, Delaware VIP Value Series returned +15.62% for Standard Class shares and +15.32% for Service Class shares, both with all distributions reinvested. The Series’ benchmark, the Russell 1000® Value Index, returned +15.51% for the same period.

     Although U.S. stock prices finished the Series’ fiscal year on an upswing and achieved solid gains overall, these results masked the stock market’s fluctuating performance during that time span.

     As the Series’ fiscal year began, many equity investors remained optimistic about the U.S. economic recovery. Stock prices, which began a long rally back in March 2009, continued to climb through late April 2010 when investor sentiment abruptly reversed course due to several factors, including: worries about the financial health of certain European governments, especially Greece; the uncertain economic effects of the Gulf of Mexico oil spill; and new economic data showing a more vulnerable U.S. economy.

     Against this backdrop, stocks turned in sluggish results through the rest of the spring and summer of 2010. However, a strong rebound in early fall propelled equity values upward during the last three months of the fiscal year.

     A noteworthy contributor to the Series’ performance came from the energy sector: National Oilwell Varco, a provider of equipment and services for oil and natural gas rigs. The company’s share price rebounded from the large selloff in energy stocks associated with the BP oil spill. It also appears to be benefiting from ongoing global activity in oil and gas exploration.

     One of the Series’ weakest performers during its fiscal year came from the healthcare sector: Quest Diagnostics. Among Quest’s laboratory testing services is pre-employment testing — a business that slowed down for the company in concert with the decelerating job market. Against this backdrop, Quest forecasted slower-than-anticipated revenues for its 2010 fiscal year. We still have a positive outlook for Quest and therefore continue to hold the stock in the Series. In our view, the company has strong cash flow and should benefit, over time, if higher testing volumes occur, for example, due to an aging population in the United States.

     We continued to adhere to our bottom-up stock selection process during the Series’ fiscal year, meaning we chose to invest in stocks one at a time, based on our assessment of their individual characteristics. We continued favoring stocks that, in our view, had consistent earnings and relatively healthy balance sheets — the types of stocks that, since the market’s April 2010 peak, have generally enjoyed better performance than their lower-quality counterparts.

     We still foresee a prolonged recovery phase as the U.S. economy continues working through the excesses of the credit and housing bubbles. Similarly, our outlook for the stock market remains unchanged. At the end of the Series’ fiscal year, the Series’ largest allocations were in healthcare, consumer staples, and energy — sectors in which we’ve been able to find attractively valued, financially strong global businesses that, in our opinion, can fare well under current market conditions. On the other hand, we continue to be underweight in the consumer discretionary and financial sectors due to our belief that consumer spending will likely remain soft and that credit-sensitive financials may be in for a sustained period of lower earnings power. We’re also maintaining a below-benchmark weighting in industrials until we can find what we believe are good businesses in this sector that are trading at lower valuations.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objective, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Value Series
Average annual total returns
For periods ended Dec. 31, 2010	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+15.62%	-3.16%	+1.85%	+2.97%	+7.71%
Service Class shares (commenced operations on May 1, 2000)	+15.32%	-3.40%	+1.60%	+2.73%	+4.11%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.01%, while total operating expenses for Standard Class and Service Class shares were 0.76% and 1.06%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Value Series-2

Delaware VIP® Value Series
Performance summary (continued)

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
– – Russell 1000 Value Index	$10,000	$13,778
–– Delaware VIP Value Series (Standard Class shares)	$10,000	$13,396

The chart shows a $10,000 investment in the Delaware VIP Value Series Standard Class shares for the period from Dec. 31, 2000, through Dec. 31, 2010.

The chart also shows $10,000 invested in the Russell 1000 Value Index for the period from Dec. 31, 2000, through Dec. 31, 2010. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Value Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Six Month Period from July 1, 2010 to December 31, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2010 to December 31, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/10 to
	7/1/10	12/31/10	Ratios	12/31/10*
Actual Series Return
Standard Class	$1,000.00	$1,236.10	0.75%	$4.23
Service Class	1,000.00	1,234.60	1.00%	5.63
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.42	0.75%	$3.82
Service Class	1,000.00	1,020.16	1.00%	5.09

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Sector Allocation and Top 10 Holdings
As of December 31, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	98.93%
Consumer Discretionary	6.41%
Consumer Staples	14.46%
Energy	15.90%
Financials	11.89%
Healthcare	17.55%
Industrials	5.94%
Information Technology	11.77%
Materials	3.13%
Telecommunications	6.17%
Utilities	5.71%
Short-Term Investments	0.91%
Securities Lending Collateral	4.45%
Total Value of Securities	104.29%
Obligation to Return Securities Lending Collateral	(4.50%)
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
ConocoPhillips	3.30%
Lowe’s	3.24%
Verizon Communications	3.22%
Chevron	3.19%
Comcast Class A	3.17%
Williams	3.17%
Marathon Oil	3.16%
duPont (E.I.) deNemours	3.13%
CVS Caremark	3.10%
National Oilwell Varco	3.09%

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
December 31, 2010

	Number of
	Shares	Value
COMMON STOCK–98.93%
Consumer Discretionary–6.41%
Comcast Class A	773,900	$17,002,583
Lowe’s	691,200	17,335,296
		34,337,879
Consumer Staples–14.46%
Archer-Daniels-Midland	485,200	14,594,816
CVS Caremark	478,500	16,637,445
Kimberly-Clark	246,800	15,558,272
Kraft Foods Class A	489,100	15,411,541
*Safeway	679,200	15,275,208
		77,477,282
Energy–15.90%
Chevron	187,200	17,082,000
ConocoPhillips	259,300	17,658,330
Marathon Oil	457,000	16,922,710
National Oilwell Varco	246,200	16,556,950
Williams	687,500	16,995,000
		85,214,990
Financials–11.89%
Allstate	481,200	15,340,656
Bank of New York Mellon	518,100	15,646,620
*Marsh & McLennan	598,600	16,365,724
Travelers	293,700	16,362,027
		63,715,027
Healthcare–17.55%
Baxter International	322,800	16,340,136
Cardinal Health	416,500	15,956,115
Johnson & Johnson	236,100	14,602,785
Merck	420,300	15,147,612
Pfizer	905,141	15,849,019
Quest Diagnostics	298,600	16,115,442
		94,011,109
Industrials–5.94%
*Northrop Grumman	247,300	16,020,094
*Waste Management	428,900	15,813,543
		31,833,637
Information Technology–11.77%
Intel	694,000	14,594,820
International Business Machines	112,600	16,525,176
†Motorola	1,734,400	15,731,008
Xerox	1,408,700	16,228,224
		63,079,228
Materials–3.13%
duPont (E.I.) deNemours	336,600	16,789,608
		16,789,608
Telecommunications–6.17%
AT&T	538,124	15,810,083
Verizon Communications	482,000	17,245,960
		33,056,043
Utilities–5.71%
Edison International	409,700	15,814,420
*Progress Energy	340,400	14,800,592
		30,615,012
Total Common Stock
(cost $440,918,346)		530,129,815

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–0.91%
Discount Notes–0.68%
Federal Home Loan Bank
0.001% 1/3/11	$1,039,536	1,039,536
0.001% 1/5/11	411,761	411,761
0.001% 1/11/11	40,871	40,871
0.030% 1/26/11	1,039,536	1,039,509
0.098% 1/7/11	1,114,382	1,114,376
		3,646,053
U.S. Treasury Obligation–0.23%
U.S. Treasury Bill 0.025% 1/13/11	1,212,792	1,212,785
		1,212,785
Total Short-Term Investments
(cost $4,858,825)		4,858,838

Total Value of Securities
Before Securities Lending
Collateral–99.84%
(cost $445,777,171)		534,988,653

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–4.45%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	4,621	4,447
Delaware Investments Collateral Fund No. 1	23,837,446	23,837,446
@†Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral
(cost $24,129,350)		23,841,893

Value Series-6

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–104.29% (cost $469,906,521)	$558,830,546 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(4.50%)	(24,129,350)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,138,110
NET ASSETS APPLICABLE TO 32,510,341 SHARES OUTSTANDING–100.00%	$535,839,306
NET ASSET VALUE–DELAWARE VIP VALUE SERIES STANDARD CLASS ($390,860,914 / 23,706,363 Shares)	$16.49
NET ASSET VALUE–DELAWARE VIP VALUE SERIES SERVICE CLASS ($144,978,392 / 8,803,978 Shares)	$16.47
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$576,162,135
Undistributed net investment income	10,434,098
Accumulated net realized loss on investments	(139,680,952)
Net unrealized appreciation of investments	88,924,025
Total net assets	$535,839,306

____________________

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
†	Non income producing security.
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
©	Includes $23,618,902 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends	$14,468,679
Securities lending income	17,087
Interest	9,595
14,495,361

EXPENSES:
Management fees	3,210,391
Distribution expenses – Service Class	395,348
Accounting and administration expenses	195,788
Reports and statements to shareholders	91,102
Dividend disbursing and transfer agent fees and expenses	54,887
Legal fees	35,998
Audit and tax	34,953
Trustees’ fees	28,086
Insurance fees	21,842
Custodian fees	11,456
Consulting fees	6,911
Dues and services	4,034
Trustees’ expenses	1,835
Registration fees	599
Pricing fees	253
4,093,483
Less waiver of distribution expenses – Service Class	(65,885)
Less expense paid indirectly	(2)
Total operating expenses	4,027,596

NET INVESTMENT INCOME	10,467,765

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	8,452,933
Net change in unrealized appreciation/depreciation
of investments	53,743,670

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	62,196,603

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$72,664,368

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/10	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$10,467,765	$11,808,385
Net realized gain (loss) on investments	8,452,933	(40,152,185)
Net change in unrealized appreciation/
depreciation of investments	53,743,670	104,293,959
Net increase in net assets
resulting from operations	72,664,368	75,950,159

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(8,920,590)	(10,376,155)
Service Class	(2,893,104)	(3,114,029)
	(11,813,694)	(13,490,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,088,608	56,073,093
Service Class	19,625,665	31,469,468
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	5,049,839	10,376,155
Service Class	2,893,104	3,114,029
	39,657,216	101,032,745
Cost of shares repurchased:
Standard Class	(40,539,366)	(73,040,031)
Service Class	(27,740,814)	(23,550,520)
	(68,280,180)	(96,590,551)
Increase (decrease) in net assets derived
from capital share transactions	(28,622,964)	4,442,194

NET INCREASE IN NET ASSETS	32,227,710	66,902,169

NET ASSETS:
Beginning of year	503,611,596	436,709,427
End of year (including undistributed
net investment income of $10,434,098
and $11,780,027, respectively)	$535,839,306	$503,611,596

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$14.600	$12.830	$21.440	$22.980	$19.230

Income (loss) from investment operations:
Net investment income1	0.323	0.351	0.438	0.472	0.437
Net realized and unrealized gain (loss) on investments and foreign currencies	1.926	1.838	(7.066)	(1.058)	4.075
Total from investment operations	2.249	2.189	(6.628)	(0.586)	4.512

Less dividends and distributions from:
Net investment income	(0.359)	(0.419)	(0.512)	(0.370)	(0.328)
Net realized gain on investments	–	–	(1.470)	(0.584)	(0.434)
Total dividends and distributions	(0.359)	(0.419)	(1.982)	(0.954)	(0.762)

Net asset value, end of period	$16.490	$14.600	$12.830	$21.440	$22.980

Total return2	15.62%	17.96%	(33.42% )	(2.72% )	24.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$390,861	$369,859	$330,717	$427,011	$497,525
Ratio of expenses to average net assets	0.75%	0.74%	0.71%	0.69%	0.72%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.75%	0.76%	0.76%	0.73%	0.77%
Ratio of net investment income to average net assets	2.18%	2.75%	2.69%	2.07%	2.12%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.18%	2.73%	2.65%	2.03%	2.07%
Portfolio turnover	15%	22%	38%	29%	14%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-9

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$14.590	$12.810	$21.390	$22.940	$19.200

Income (loss) from investment operations:
Net investment income1	0.286	0.319	0.397	0.415	0.385
Net realized and unrealized gain (loss) on
investments and foreign currencies	1.921	1.839	(7.052)	(1.063)	4.070
Total from investment operations	2.207	2.158	(6.655)	(0.648)	4.455

Less dividends and distributions from:
Net investment income	(0.327)	(0.378)	(0.455)	(0.318)	(0.281)
Net realized gain on investments	–	–	(1.470)	(0.584)	(0.434)
Total dividends and distributions	(0.327)	(0.378)	(1.925)	(0.902)	(0.715)

Net asset value, end of period	$16.470	$14.590	$12.810	$21.390	$22.940

Total return2	15.32%	17.65%	(33.57% )	(3.00% )	23.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$144,978	$133,753	$105,992	$177,882	$143,405
Ratio of expenses to average net assets	1.00%	0.99%	0.96%	0.94%	0.97%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.05%	1.06%	1.06%	1.03%	1.07%
Ratio of net investment income to average net assets	1.93%	2.50%	2.44%	1.82%	1.87%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	1.88%	2.43%	2.35%	1.73%	1.77%
Portfolio turnover	15%	22%	38%	29%	14%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-10

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
December 31, 2010

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 11 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $24,974 for the year ended December 31, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Series earned $2 under this agreement.

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Series was charged $24,667 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$289,616	$5,576	$30,095	$3,943
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Series was charged $7,770 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$70,387,636
Sales	90,322,736

At December 31, 2010, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$471,489,040	$99,708,107	$(12,366,601)	$87,341,506

Value Series-12

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$530,129,815	$–	$–	$530,129,815
Securities Lending Collateral	–	23,841,893	–	23,841,893
Short-Term	–	4,858,838	–	4,858,838
Total	$530,129,815	$28,700,731	$–	$558,830,546

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$12,860
Sales	(15,312)
Net change in unrealized appreciation/depreciation	2,452
Balance as of 12/31/10	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(12,209)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ended December 31, 2010 and interim periods therein.

During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Ordinary income	$11,813,694	$13,490,184

Value Series-13

Delaware VIP® Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$576,162,135
Undistributed ordinary income	10,434,098
Capital loss carryforwards	(138,098,433)
Unrealized appreciation of investments	87,341,506
Net assets	$535,839,306

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $8,452,933 was utilized in 2010. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $95,163,628 expires in 2016 and $42,934,805 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/10	12/31/09
Shares sold:
Standard Class	810,717	4,543,090
Service Class	1,322,767	2,473,419

Shares issued upon reinvestment of dividends and distributions:
Standard Class	331,293	907,007
Service Class	191,090	271,730
	2,655,867	8,195,246
Shares repurchased:
Standard Class	(2,760,523)	(5,900,683)
Service Class	(1,874,735)	(1,855,327)
	(4,635,258)	(7,756,010)
Net increase (decrease)	(1,979,391)	439,236

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Series along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Value Series-14

Delaware VIP® Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of the securities on loan was $23,618,902, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $23,841,893. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Series’ financial statements.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2010, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends1
100%	100%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Value Series-15

Delaware VIP® Trust — Delaware VIP Value Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Value Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Value Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Value Series-16

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Value Series-17

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	78	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2		Board of Governors
	Trustee	Chief Executive Officer			Member — Investment
April 1963		since August 1, 2006			Company Institute (ICI)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment Committee —
Cradle of Liberty Council,
BSA (2007–2010)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	78	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —
			Morgan Stanley & Co.		Chairman of
October 1947			(January 1984–March 2004)		Investment Committee
— Pennsylvania
Academy of Fine Arts

Investment Committee
and Governance
Committee Member —
Pennsylvania
Horticultural Society
John A. Fry	Trustee	Since	President	78	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director —
May 1960			Franklin & Marshall College		Community Health
			(June 2002–July 2010)		Systems

			Executive Vice President —		Director — Ecore
			University of Pennsylvania		International
			(April 1995–June 2002)		(2009–2010)

Director — Allied
Barton Securities
Holdings (2005–2008)

Value Series-18

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	78	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	78	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	78	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax Inc.
19103			(1983–Present)		(2001–2009)

November 1940					Director and Audit
Committee Chairperson
— Andy Warhol
Foundation (1999–2007)
Thomas F. Madison	Trustee	Since	President and Chief	78	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and
Member of
Compensation and
Governance
Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner
Health (1996–2007)
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	78	Director —
2005 Market Street		April 1999	(January 2006–Present)		Okabena Company
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Value Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
J. Richard Zecher	Trustee	Since	Founder —	78	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		Oxigene, Inc.
			Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served	78	None4
2005 Market Street	Deputy General	September 2000	as Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	78	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served	78	None4
2005 Market Street	President,	General Counsel, and	in various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served	78	None4
2005 Market Street	Vice President	Officer since	in various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

AR-VIPV [12/10] DG3 16169 (2/11) (6908)	Value Series-20

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Thomas F. Madison
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $298,500 for the fiscal year ended December 31, 2010.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $281,656 for the fiscal year ended December 31, 2009.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended December 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $55,050 for the fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax services.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $105,324 for the fiscal year ended December 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2009.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2010.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2009.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $305,038 for the registrant’s fiscal years ended December 31, 2010 and December 31, 2009, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 22, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 22, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 22, 2011